UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
4400 EASTON COMMONS, SUITE 200
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.
HSBC Funds

Semi-Annual Report
April 30, 2020

Intermediary
						Intermediary	Service
MONEY MARKET FUNDS	Class A	Class C	Class D	Class E	Class I	Class	Class	Class Y
HSBC U.S. Government Money Market Fund	FTRXX	HUMXX	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HWAXX	HUCXX	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTYXX

HSBC Family of Funds
Semi-Annual Report - April 30, 2020

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	6

Schedules of Portfolio Investments

HSBC U.S. Government Money Market Fund	7
HSBC U.S. Treasury Money Market Fund	11
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Investment Adviser Contract Approval	30
Table of Shareholder Expenses	33
Other Information	35

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Value Added Tax (VAT) is a consumption tax placed on a product whenever value is added at each stage of the supply chain, from production to the point of sale. The amount of VAT that the user pays is on the cost of the product, less any of the costs of materials used in the product that have already been taxed.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy experienced a significant contraction during the six-month period that began on November 1, 2019. Early in the period, positive developments around the U.K.’s strategy regarding its exit from the eurozone (commonly referred to as Brexit) and improvements in the tone of the U.S.-China trade negotiations helped ease concerns around slowing global economic growth. Although central banks largely refrained from additional stimulus measures late in the year, financial markets were encouraged by a general willingness among these banks to intercede if forecasts for modest economic growth did not pan out.

Those global growth expectations continued into the New Year in spite of ongoing regional headwinds such as disappointing manufacturing data in the eurozone and weaker-than-expected economic growth in China. In addition, it was not until late January that concerns about a new coronavirus (COVID-19) outbreak in China took root in the global consciousness. In short order, it became clear that COVID-19 would have a dramatic and negative impact on the global economy.

By the end of February, nations in the grip of the pandemic had closed their borders and established strict stay-at-home orders to help control the spread of the virus. The global economy all but ground to a halt in March, and governments launched stimulus efforts to shore up their respective economies. Global stock markets fell sharply in late February and early March, with major indexes posting historic declines. In April, some countries—including China—began to slowly reopen their economies. Investors reacted positively to these developments, driving equities off their March lows even as the full impact of COVID-19 on the global economy remained unclear.

The arc of U.S. economic growth generally followed the COVID-19 narrative, with modest growth to start the period followed by a rapid contraction. U.S. gross domestic product (GDP)1 increased at an annualized rate of 2.1% in the fourth quarter of 2019 only to turn negative in the first quarter of 2020, contracting by 4.8%. Projections for the second quarter of 2020 anticipate an even larger decline. The U.S. unemployment rate followed a similar path, hovering between 3.5% and 3.6% for the first four months of the period, before rising to 4.4% in March and then spiking to 14.7% in April.

In the U.S., interest rates fluctuated wildly on liquidity concerns and market disruptions. The yield curve briefly inverted as investors flocked to the relative safety of Treasuries, which helped drive prices up and pushed the 10-year Treasury yield below the yield on three-month Treasuries. An inverted yield curve is widely considered a leading indicator of an economic recession. In response to recessionary worries, the Federal Reserve Board cut short-term interest rates to zero in mid-March.

Elsewhere in developed countries, economic concerns that dominated the start of the period were rapidly eclipsed by the economic threat posed by COVID-19. In the eurozone, the region’s virus containment measures were expected to heavily affect economic growth, particularly for the region’s vulnerable manufacturing sector. Similarly, concerns over the U.K.’s economic reality post-Brexit were set aside to deal with the immediate threat of COVID-19. Moreover, in Japan, initial concerns over the potential impact of a VAT1 tax increase in the fourth quarter of 2019 gave way to the real impact of a global slowdown on Japan’s export-driven economy.

Emerging market economies were similarly impacted by the global pandemic. India’s decision to lock down the country on March 24 took a toll on the country’s GDP growth rate as well as the global supply chain. However, the increase in Chinese economic activity because of that country’s cautious reopening helped boost global sentiment, even as declining prices for oil and other commodities negatively impacted other emerging economies, including Russia, Brazil and countries in the Middle East and North Africa.

Market review

Global equity markets suffered a dramatic sell-off starting in mid-February. Stocks plunged to a low in mid-March before rebounding to a partial recovery in late March and early April. Uncertainty over the duration of the coronavirus pandemic and its potential economic impact caused volatility to spike, driving equity markets to a seesaw of sharp gains and losses over the final few weeks of the period.

U.S. stocks ended the six-month period with modest losses that masked the shocking declines experienced in February and March. Large-cap stocks weathered the downturn better than their small-cap peers, with the Russell 1000® Index1 of large-capitalization U.S. stocks returning -3.56%, while the Russell 2000® Index1 of small-cap stocks returned -15.47%.

International equities generally trailed U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks declined -14.21%, while emerging markets fared just slightly better, with the MSCI Emerging Markets Index1 returning -10.50%.

After a relatively uneventful start to the period, global fixed income markets began the New Year with one of the more volatile quarters on record. In the U.S., taxable and municipal bond yields rose and fell rapidly while Treasury yields fell sharply as investors lost their appetite for risk amid the sell-off in equities. Bond returns varied widely based on quality. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned 4.86% for the six-month period under review. By comparison, the ICE BofA U.S. High Yield Constrained Index1, which tracks high-yield bonds in the U.S. market, returned -7.69%. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally underperformed the comparable U.S. market, with a 1.45% return for the six-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC U.S. Government Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities fell substantially during the six-month period ended April 30, 2020. In response to the global economic shocks caused by the coronavirus pandemic, the Federal Reserve (the Fed) cut interest rates twice in March for a net decline of 150 basis points (1.50%) during the period, reducing the target interest rate level to 0% to 0.25%. This decline in rates drove yields down sharply in the closing weeks of the period.

In contrast with the turbulent end of the period, the first four months featured relative stability in the bond markets. The period began a day after the Fed cut rates by 25 basis points (0.25%) to a target level of 1.50% to 1.75% and signaled its intention to gauge the cumulative effect of its rate cuts before taking further action. This stability gave way in early March, as the Fed took joint action with other central banks around the world and cut rates twice to support bond markets.

The Fund began the period adjusting to the Fed’s lower rates by extending its duration and maintaining a longer weighted average maturity. As a result, the Fund sought out floating-rate securities that would perform well in a stable interest rate environment. It also rebuilt its position in repurchase agreements (repos), which outperformed fixed-rate and floating-rate Treasury securities early in the period.†

As the economic crisis unfolded and yields fell from March through the end of the period, the Fund saw significant inflows. The lower yields on securities purchased with these new inflows diluted the positive effects of the Fund’s existing position in better-yielding securities. Federal stimulus packages led to roughly $1 trillion of Treasury issuance in April. The Fund responded by purchasing more Treasury and fixed-rate securities, taking advantage of their higher yields relative to repos. This positioning supported the Fund’s absolute performance, as the drop in its yields occurred later than yield movements in direct securities such as Treasuries, repos and agencies.†

†	Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2020	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A	5/3/90	0.38	1.20	0.68	0.35	2.41	0.01	0.66	0.66
Class C4	11/20/06	—	—	—	—	1.39	—	1.26	1.26
Class D	4/1/99	0.44	1.34	0.77	0.39	1.55	0.01	0.51	0.51
Class E5	7/12/16	—	—	—	—	0.34	—	0.26	0.25
Class I6	12/24/03	0.61	1.70	1.06	0.54	1.11	0.22	0.16	0.14
Intermediary Class	7/12/16	0.59	1.66	—	—	1.33	0.18	0.31	0.18
Intermediary Service Class	7/12/16	0.58	1.64	—	—	1.30	0.16	0.36	0.20
Class Y	7/1/96	0.55	1.58	0.97	0.49	2.10	0.11	0.26	0.26

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares.

*	Aggregate total return.
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day yield reflects voluntary fee waivers/expense reimbursements. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.30%, -0.15%, 0.20%, 0.05%, 0.00% and 0.10% for Class A Shares, Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2021. Additional information pertaining to the April 30, 2020 expense ratios can be found in the financial highlights.
4	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 346, 362 and 351 days during the years ended October 31, 2006, 2009 and 2010, respectively. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2007, 2008, 2011, 2012, 2013, 2014, 2015, 2016, 2017, 2018 and 2019. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2018 and 2019. No return is presented for the one-year period with non-continuous operations.
6	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89, 136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2008 through 2019.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC U.S. Treasury Money Market Fund
(Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class,
Intermediary Service Class and Class Y Shares)
by John Chiodi
Senior Portfolio Manager
Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities fell substantially during the six-month period ended April 30, 2020. In response to the global economic shocks caused by the coronavirus pandemic, the Federal Reserve (the Fed) cut interest rates twice in March for a net decline of 150 basis points (1.50%) during the period, reducing the target interest rate level to 0% to 0.25%. This decline in rates drove yields down sharply in the closing weeks of the period.

In contrast with the turbulent end of the period, the first four months featured relative stability in the bond markets. The period began a day after the Fed cut rates by 25 basis points (0.25%) to a target level of 1.50% to 1.75% and signaled its intention to gauge the cumulative effect of its rate cuts before taking further action. This stability gave way in early March, as the Fed took joint action with other central banks around the world and cut rates twice to support bond markets.

In response to the Fed rate cut at the end of the previous period, the Fund sought opportunities to extend its weighted average maturity through the purchase of floating-rate debt. Yields on Treasury bills reached zero or fell to negative levels in February and March, as investors flocked to the relative safety of the bond markets as the crisis began to unfold. In response, the Fund reduced some of its floating-rate positions, reducing weighted average maturity. As the March rate cuts took effect, the Fund’s longer weighted average maturity meant its yields remained more attractive than the yields on direct securities, contributing further to inflows of new investments. The Fund sought opportunities to further extend its duration as new floating-rate Treasuries were issued, but the continued inflows offset the effect these purchases had on overall weighted average maturity.†

†	Portfolio composition is subject to change.

				Average Annual				Expense
Fund Performance				Total Return (%)			Yield (%)[2]	Ratio (%)[3]
	Inception	Six	1	5	10	Since	7-Day
As of April 30, 2020	Date	Months*	Year	Year	Year	Inception	Average	Gross	Net
Class A4	5/24/01	—	—	—	—	1.08	—	0.68	0.68
Class C5	12/24/03	—	—	—	—	0.04	—	1.28	1.28
Class D	5/14/01	0.44	1.29	0.74	0.37	1.00	0.01	0.53	0.53
Class E6	7/12/16	—	—	—	—	0.37	—	0.28	0.25
Class I7	12/30/03	0.61	1.65	1.01	0.51	1.18	0.22	0.18	0.14
Intermediary Class	7/12/16	0.60	1.63	—	—	1.26	0.20	0.33	0.18
Intermediary Service Class	7/12/16	0.59	1.61	—	—	1.28	0.18	0.38	0.20
Class Y	5/11/01	0.55	1.53	0.92	0.46	1.15	0.11	0.28	0.28

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021 for the Class E Shares, Class I Shares, Intermediary Class Shares and Intermediary Service Class Shares.

*	Aggregate total return.
1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Without the voluntary fee waivers/expense reimbursements, the yields would have been -0.15%, 0.20, 0.05%, 0.00%, and 0.10% for the Class D Shares, Class I Shares, Intermediary Class, Intermediary Service Class, and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2021. Additional information pertaining to the April 30, 2020 expense ratios can be found in the financial highlights.
4	Class A Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 201 days during the year ended October 31, 2014 and the entire fiscal years ended October 31, 2001 through 2013. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2015 through 2019. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
5	Reflects the applicable contingent deferred sales charge, maximum of 1.00%, for returns presented. Class C Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 26 and 351 days during the years ended October 31, 2008 and 2010, respectively. The Class was operational during the entire fiscal years ended October 31, 2005, 2006, 2007 and 2009. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2011 through 2019. No returns are presented for the one-year, five-year and 10-year periods with non-continuous operations.
6	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2018 and 2019. No return is presented for the one-year period with non-continuous operations.
7	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire six-months ended April 30, 2020 and the entire fiscal years ended October 31, 2006 through 2019.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews
Portfolio Composition* April 30, 2020 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Government and
Government Agency
Obligations	43.4
U.S. Treasury Obligations	25.9
Repurchase Agreements	21.1
Investment Companies	9.6
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0
____________________

*	Portfolio composition is subject to change.

6	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited)

U.S. Government and Government Agency
Obligations — 45.4%
	Principal
	Amount ($)	Value ($)
Federal Farm Credit Bank — 8.2%
0.05% (SOFR + 4 bps),
2/9/2021(a)	5,000,000	4,993,740
0.06% (FEDL01 + 2 bps),
6/17/2020(a)	80,000,000	79,998,337
0.16% (FEDL01 + 12 bps),
2/9/2021(a)	115,000,000	115,000,000
0.16% (FEDL01 + 12 bps),
2/22/2021(a)	110,000,000	110,000,000
0.16% (FEDL01 + 12 bps),
4/23/2021(a)	247,800,000	247,480,912
0.17% (FCPR - 308 bps),
6/29/2021(a)	49,360,000	49,313,514
0.20% (FCPR - 306 bps),
2/3/2022(a)	50,000,000	49,997,801
0.20% (SOFR + 19 bps),
10/15/2021(a)	24,205,000	24,151,515
0.21% (FEDL01 + 17 bps),
1/25/2021(a)	75,000,000	74,994,494
0.21% (SOFR + 20 bps),
4/22/2022(a)	8,500,000	8,479,647
0.22% (FCPR DLY - 303 bps),
11/27/2020(a)	50,000,000	49,999,423
0.24% (FCPR DLY - 301 bps),
6/25/2020(a)	50,000,000	50,000,000
0.24% (FEDL01 + 20 bps),
4/22/2021(a)	50,000,000	50,000,000
0.24% (FCPR DLY - 301 bps),
6/7/2021(a)	25,000,000	24,997,182
0.25% (FCPR DLY - 300 bps),
3/22/2021(a)	150,000,000	150,013,459
0.25% (SOFR + 24 bps),
7/7/2021(a)	125,000,000	125,000,000
0.26% (FEDL01 + 22 bps),
10/12/2021(a)	5,000,000	4,999,623
0.28%, 10/22/2020(b)	150,000,000	149,797,000
0.29% (FCPR DLY - 296 bps),
7/9/2020(a)	16,550,000	16,554,738
0.31% (SOFR + 30 bps),
7/2/2021(a)	250,000,000	250,000,000
0.32% (FCPR - 293 bps),
9/24/2020(a)	39,850,000	39,877,115
0.33% (SOFR + 32 bps),
1/12/2022(a)	25,000,000	25,000,000
0.34% (FCPR DLY - 292 bps),
12/17/2020(a)	50,000,000	49,998,427
0.36% (SOFR + 35 bps),
4/7/2022(a)	25,000,000	25,000,000
0.39% (US0001M - 5 bps),
5/28/2020(a)	25,000,000	25,001,019
0.43% (US0001M - 2 bps),
5/28/2020(a)	100,000,000	100,000,000
0.45% (US0001M - 4 bps),
6/25/2020(a)	38,000,000	38,001,565
0.45%, 4/8/2021	50,000,000	50,000,000
0.45% (FCPR DLY - 280 bps),
11/23/2021(a)	19,500,000	19,545,459
0.49% (US0001M),
5/26/2020(a)	1,190,000	1,190,033
0.49% (US0001M),
6/25/2020(a)	25,000,000	25,002,105
0.49% (US0001M),
9/25/2020(a)	20,220,000	20,220,579
0.54% (US0003M - 20 bps),
6/15/2020(a)	25,000,000	25,007,504
0.57% (US0001M + 8 bps),
7/26/2021(a)	105,725,000	105,733,865
0.60% (US0001M + 11 bps),
3/25/2021(a)	49,000,000	49,075,781
0.60% (US0001M - 2 bps),
8/23/2021(a)	35,000,000	35,018,665
0.71% (US0001M - 1 bps),
7/20/2020(a)	75,000,000	75,000,000
0.75% (US0001M + 4 bps),
1/19/2021(a)	40,000,000	40,000,000
0.77% (US0001M + 2 bps),
9/17/2021(a)	9,000,000	8,992,788
0.78% (US0003M + 1 bps),
9/13/2021(a)	30,000,000	30,020,977
0.81% (US0001M + 9 bps),
11/18/2021(a)	100,000,000	100,000,000
0.84% (US0001M + 12 bps),
10/18/2021(a)	50,000,000	50,000,000
0.84% (US0001M + 1 bps),
12/11/2020(a)	22,440,000	22,434,374
0.88% (US0001M + 5 bps),
9/10/2020(a)	15,000,000	15,001,085
0.89% (US0003M - 10 bps),
10/27/2021(a)	50,000,000	49,890,825
0.90% (US0001M - 8 bps),
6/1/2020(a)	73,000,000	72,999,372
0.94% (US0001M + 11 bps),
12/10/2021(a)	50,000,000	50,000,000
0.96% (US0001M + 10 bps),
9/9/2021(a)	25,000,000	25,000,000
1.05% (US0001M + 13 bps),
10/8/2021(a)	18,000,000	18,000,000
1.06% (US0001M + 4 bps),
6/3/2021(a)	50,000,000	50,000,000
1.06% (US0001M + 8 bps),
2/1/2021(a)	5,000,000	5,005,880
1.10% (US0001M + 11 bps),
11/2/2021(a)	100,000,000	100,000,000
1.14% (US0001M + 16 bps),
10/4/2021(a)	65,000,000	65,000,000
1.53% (US0003M - 21 bps),
8/6/2020(a)	7,500,000	7,508,854
		3,054,297,657
Federal Home Loan Bank — 30.4%
0.03% (SOFR + 2 bps),
5/14/2020(a)	15,500,000	15,499,215
0.03% (SOFR + 2 bps),
8/19/2020(a)	99,000,000	98,943,080
0.03% (SOFR + 2 bps),
8/28/2020(a)	95,000,000	94,943,746
0.04% (SOFR + 3 bps),
7/17/2020(a)	147,000,000	146,988,997
0.04% (SOFR + 3 bps),
8/5/2020(a)	64,000,000	63,970,738

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

U.S. Government and Government Agency
Obligations, continued
	Principal
	Amount ($)	Value ($)
0.04% (SOFR + 3 bps),
9/4/2020(a)	59,000,000	58,960,951
0.04% (SOFR + 3 bps),
11/6/2020(a)	89,000,000	88,925,795
0.05% (SOFR + 4 bps),
6/19/2020(a)	166,600,000	166,579,953
0.05% (SOFR + 4 bps),
8/25/2020(a)	20,000,000	19,989,097
0.05% (SOFR + 4 bps),
2/9/2021(a)	12,095,000	12,075,115
0.06% (SOFR + 5 bps),
8/14/2020(a)	209,000,000	208,960,058
0.07% (SOFR + 6 bps),
5/6/2020(a)	8,000,000	7,999,889
0.09%, 5/4/2020(b)	15,100,000	15,099,849
0.11% (SOFR + 10 bps),
7/17/2020(a)	42,000,000	41,996,134
0.11% (SOFR + 11 bps),
10/1/2020(a)	170,000,000	169,974,829
0.12% (SOFR + 11 bps),
6/10/2020(a)	50,000,000	50,003,332
0.13% (SOFR + 12 bps),
10/7/2020(a)	13,520,000	13,514,845
0.15% (SOFR + 14 bps),
6/4/2021(a)	15,000,000	14,999,952
0.17% (SOFR + 16 bps),
7/24/2020(a)	500,000,000	499,953,204
0.23%, 10/1/2020(b)	182,518,000	182,339,589
0.24% (SOFR + 23 bps),
4/13/2021(a)	400,000,000	400,000,000
0.25%, 10/26/2020(b)	107,000,000	106,867,736
0.25%, 11/24/2020(b)	23,400,000	23,366,363
0.26%, 11/13/2020(b)	122,000,000	121,827,302
0.26%, 11/23/2020(b)	53,000,000	52,921,148
0.28%, 9/15/2020(b)	381,300,000	380,883,958
0.30%, 7/13/2020(b)	500,000,000	499,695,833
0.31%, 5/27/2020(b)	160,000,000	159,962,625
0.39%, 6/12/2020(b)	19,473,000	19,463,913
0.42%, 5/6/2020(b)	17,669,000	17,667,773
0.42%, 9/9/2020(b)	550,000,000	549,163,056
0.43%, 5/7/2020(b)	202,000,000	201,983,167
0.44%, 9/4/2020(b)	100,000,000	99,846,000
0.45%, 9/18/2020(b)	100,000,000	99,825,000
0.47%, 5/18/2020(b)	100,000,000	99,976,389
0.48%, 5/28/2020(b)	300,000,000	299,887,500
0.49%, 6/29/2020(b)	300,000,000	299,754,167
0.50%, 9/10/2020	289,000,000	289,040,947
0.52% (US0001M - 5 bps),
8/24/2020(a)	200,000,000	200,000,000
0.52%, 10/5/2020(b)	500,000,000	498,866,111
0.52%, 10/9/2020(b)	250,000,000	249,418,611
0.53%, 11/18/2020(b)	50,000,000	49,852,042
0.65% (US0003M - 20 bps),
9/17/2020(a)	100,000,000	99,998,450
0.67%, 9/2/2020(b)	415,000,000	414,042,961
0.69% (US0001M - 3 bps),
4/20/2021(a)	200,000,000	200,000,000
0.75% (US0001M),
10/20/2021(a)	200,000,000	200,000,000
0.76% (US0001M - 7 bps),
7/13/2020(a)	100,000,000	99,988,493
0.76% (US0001M - 7 bps),
7/13/2020(a)	122,000,000	121,987,200
0.77% (US0001M - 5 bps),
10/15/2020(a)	192,000,000	191,937,811
0.78% (US0003M - 22 bps),
6/8/2020(a)	100,000,000	100,000,000
0.78% (US0001M - 5 bps),
8/14/2020(a)	200,000,000	200,000,000
0.81% (US0003M - 19 bps),
10/26/2020(a)	175,000,000	175,000,000
0.89% (US0003M - 15 bps),
10/23/2020(a)	90,000,000	90,008,298
0.93% (US0001M - 5 bps),
8/7/2020(a)	250,000,000	250,000,000
0.95% (US0001M - 3 bps),
8/4/2020(a)	150,000,000	150,000,000
0.98%, 6/3/2020(b)	250,000,000	249,768,542
1.01% (US0001M - 1 bps),
5/3/2021(a)	150,000,000	150,000,000
1.02% (US0001M + 4 bps),
7/6/2021(a)	25,000,000	25,030,078
1.09% (US0003M - 13 bps),
4/14/2021(a)	125,000,000	125,000,000
1.20% (US0003M - 17 bps),
1/6/2021(a)	150,000,000	150,000,000
1.43%, 8/21/2020(b)	25,550,000	25,435,933
1.46%, 5/29/2020(b)	100,000,000	99,882,556
1.46%, 6/5/2020(b)	275,000,000	274,598,958
1.50%, 5/22/2020(b)	607,000,000	606,444,442
1.56% (US0003M - 18 bps),
5/8/2020(a)	6,790,000	6,791,793
2.63%, 5/28/2020	9,350,000	9,366,987
		10,707,270,511
Federal Home Loan Mortgage Corporation — 3.1%
0.02% (SOFR + 1 bps),
6/10/2020(a)	5,000,000	4,999,083
0.02% (SOFR + 1 bps),
8/25/2020(a)	69,750,000	69,705,267
0.03% (SOFR + 2 bps),
7/10/2020(a)	50,000,000	49,992,224
0.03% (SOFR + 3 bps),
5/22/2020(a)	150,000,000	149,998,243
0.04% (SOFR + 3 bps),
6/2/2020(a)	137,050,000	137,042,618
0.15% (SOFR + 14 bps),
12/10/2021(a)	5,000,000	4,982,913
0.16% (SOFR + 15 bps),
3/4/2022(a)	15,000,000	14,932,979
0.21% (SOFR + 20 bps),
3/11/2022(a)	100,000,000	100,000,000
0.30% (SOFR + 29 bps),
10/1/2021(a)	100,000,000	100,000,000

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

U.S. Government and Government Agency
Obligations, continued
	Principal
	Amount ($)	Value ($)
0.30% (SOFR + 26 bps),
5/5/2022(a)	150,000,000	150,000,000
0.38%, 5/19/2020(b)	171,928,000	171,893,614
0.41% (SOFR + 40 bps),
10/21/2021(a)	50,000,000	50,000,000
1.38%, 5/1/2020	48,663,000	48,663,000
1.45%, 6/17/2020(b)	116,500,000	116,274,896
		1,168,484,837
Federal National Mortgage Association — 3.7%
0.05% (SOFR + 4 bps),
6/5/2020(a)	175,000,000	174,998,292
0.05% (SOFR + 4 bps),
1/29/2021(a)	4,700,000	4,694,325
0.07% (SOFR + 6 bps),
7/30/2020(a)	5,000,000	4,998,245
0.08% (SOFR + 7 bps),
12/11/2020(a)	50,000,000	49,965,854
0.09% (SOFR + 8 bps),
10/30/2020(a)	32,000,000	31,979,829
0.12% (SOFR + 11 bps),
3/4/2022(a)	77,100,000	76,769,628
0.20% (SOFR + 19 bps),
4/5/2021(a)	200,000,000	200,000,000
0.31% (SOFR + 30 bps),
1/7/2022(a)	50,000,000	50,000,000
0.31% (SOFR + 30 bps),
1/27/2022(a)	200,000,000	200,000,000
0.33% (SOFR + 32 bps),
10/22/2021(a)	430,000,000	430,000,000
0.33% (SOFR + 32 bps),
4/27/2022(a)	50,000,000	50,000,000
0.33% (SOFR + 32 bps),
4/28/2022(a)	50,000,000	50,000,000
0.36% (SOFR + 35 bps),
4/7/2022(a)	50,000,000	50,000,000
		1,373,406,173
TOTAL U.S. GOVERNMENT
AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $16,303,459,178)		16,303,459,178

U.S. Treasury Obligations — 26.3%
U.S. Treasury Bills — 20.7%
0.08%, 5/26/2020(b)	1,000,250,000	1,000,190,781
0.09%, 6/2/2020(b)	250,000,000	249,982,111
0.09%, 6/30/2020(b)	750,000,000	749,889,360
0.12%, 5/19/2020(b)	750,000,000	749,943,000
0.13%, 11/5/2020(b)	400,000,000	399,737,112
0.14%, 6/16/2020(b)	500,000,000	499,900,014
0.18%, 6/23/2020(b)	1,750,000,000	1,749,536,526
0.22%, 5/12/2020(b)	950,000,000	949,950,263
0.25%, 9/15/2020(b)	150,000,000	149,856,721
0.27%, 6/9/2020(b)	250,000,000	249,924,167
0.63%, 5/28/2020(b)	500,000,000	499,930,626
1.38%, 8/27/2020(b)	200,000,000	199,091,072
		7,447,931,753
U.S. Treasury Notes — 5.6%
0.17% (USBMMY3M + 4 bps),
7/31/2020(a)	1,602,500,000	1,602,735,356
2.50%, 5/31/2020	160,000,000	160,109,446
2.63%, 8/31/2020	130,000,000	130,419,619
3.50%, 5/15/2020	100,000,000	100,071,777
		1,993,336,198
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $9,441,267,951)		9,441,267,951

Investment Companies — 9.9%
	Shares
BlackRock Liquidity Funds
FedFund Portfolio, Institutional
Shares, 0.21%(c)	1,710,029,972	1,710,029,972
Dreyfus Government Cash
Management, Institutional
Shares, 0.16%(c)	515,516,354	515,516,354
Federated Government
Obligations Fund, Institutional
Shares, 0.17%(c)	1,340,917,464	1,340,917,464
TOTAL INVESTMENT
COMPANIES
(Cost $3,566,463,790)		3,566,463,790

Repurchase Agreements — 21.7%
	Principal
	Amount ($)
Bank of Montreal, 0.02%,
5/1/20, (Purchased on
4/30/20, proceeds at maturity
$60,000,033, Collateralized
by various U.S. Treasury
Obligations, (0.63% - 1.88%),
(1/31/22 - 2/15/43), fair value of
$61,200,008)	60,000,000	60,000,000
Bank of Montreal, 0.04%,
5/1/20, (Purchased on
4/30/20, proceeds at maturity
$250,000,278, Collateralized
by various U.S. Government
Agency Obligations, (1.45% -
4.50%), (10/1/28 - 1/20/50), fair
value of $255,000,001)	250,000,000	250,000,000
Bank of New York Mellon,
0.02%, 5/1/20, (Purchased on
4/30/20, proceeds at maturity
$1,100,000,611, Collateralized
by various U.S. Treasury
Obligations, (1.75% - 2.88%),
(7/31/22 - 8/15/27), fair value of
$1,122,000,063)	1,100,000,000	1,100,000,000
BNP Paribas SA Paris, 0.03%,
5/1/20, (Purchased on
4/30/20, proceeds at maturity
$300,000,250, Collateralized
by various U.S. Treasury
Obligations, (0.00% - 3.00%),
(3/25/21 - 11/15/47), fair value
of $306,000,000)	300,000,000	300,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Repurchase Agreements, continued
	Principal
	Amount ($)	Value ($)
Citigroup Global Markets,
0.04%, 5/1/20, (Purchased on
4/30/20, proceeds at maturity
$600,000,667, Collateralized
by various U.S. Treasury
Obligations, (1.13% - 6.63%),
(5/31/20 - 2/28/27), fair value of
$612,000,039)	600,000,000	600,000,000
Credit Agricole CIB NY, 0.04%,
5/1/20, (Purchased on
4/30/20, proceeds at maturity
$750,000,833, Collateralized
by various U.S. Government
Agency Obligations, (1.63% -
4.00%), (1/15/25 - 5/1/50), fair
value of $765,000,000)	750,000,000	750,000,000
Credit Agricole CIB NY, 0.02%,
5/1/20, (Purchased on
4/30/20, proceeds at maturity
$35,000,019, Collateralized
by U.S. Treasury Obligation,
(3.38%), (5/15/44), fair value of
$35,700,038)	35,000,000	35,000,000
Deutsche Bank Securities, Inc.,
0.04%, 5/1/20, (Purchased on
4/30/20, proceeds at maturity
$800,000,889, Collateralized
by various U.S. Government
Agency Obligations, (0.00% -
2.54%), (5/5/20 - 3/12/35), fair
value of $816,000,770)	800,000,000	800,000,000
Societe' Generale NY, 0.04%,
5/1/20, (Purchased on
4/30/20, proceeds at maturity
$1,100,001,222, Collateralized
by various U.S. Government
Agency Obligations, (0.00% -
6.43%), (2/1/21 - 12/20/64), fair
value of $1,122,000,000)	1,100,000,000	1,100,000,000
State Street Bank & Trust Co.,
0.02%, 5/1/20, (Purchased
on 4/30/20, proceeds at
maturity $1,000,000,556,
Collateralized by various U.S.
Treasury Obligations, (0.02%),
(7/15/24 - 8/31/24), fair value of
$1,020,002,522)	1,000,000,000	1,000,000,000
Standard Chartered Bank,
0.02%, 5/1/20, (Purchased on
4/30/20, proceeds at maturity
$1,000,000,556, Collateralized
by various U.S. Treasury
Obligations, (0.00% - 3.38%),
(6/18/20 - 5/15/49), fair value of
$1,020,000,071)	1,000,000,000	1,000,000,000
Toronto Dominion Bank NY,
0.04%, 5/1/20, (Purchased on
4/30/20, proceeds at maturity
$300,000,333, Collateralized
by various U.S. Treasury
Obligations, (3.13% - 8.00%),
(11/15/21 - 5/15/48), fair value
of $306,000,097)	300,000,000	300,000,000
Wells Fargo Bank, 0.04%,
5/1/20, (Purchased on
4/30/20, proceeds at maturity
$500,000,556, Collateralized
by various U.S. Government
Agency Obligations, (2.45%
- 4.70%), (8/20/49 - 2/20/70),
fair value of $510,000,001)	500,000,000	500,000,000
TOTAL REPURCHASE
AGREEMENTS
(Cost $7,795,000,000)		7,795,000,000
TOTAL INVESTMENTS
IN SECURITIES (Cost
$37,106,190,919) – 103.3%		37,106,190,919
Other Assets
(Liabilities) – (3.3)%		(1,190,684,125)
NET ASSETS – 100%		$35,915,506,794
____________________

(a)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized 7-day yield that was in effect on April 30, 2020.

bps - Basis Points
FCPR DLY - Federal Reserve Bank Prime Rate Loan US
FEDL01 - Effective Federal Funds Rate
SOFR - Secured Overnight Financing Rate
USBMMY3M - 3 Month Treasury Bill Rate
US0001M - 1 Month US Dollar LIBOR
US0003M - 3 Month US Dollar LIBOR

10 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited)

U.S. Treasury Obligations — 107.0%
	Principal
	Amount ($)	Value ($)
U.S. Treasury Bills — 80.6%
0.08%, 5/26/2020(a)	200,050,000	200,038,157
0.09%, 5/21/2020(a)	50,000,000	49,997,361
0.09%, 6/2/2020(a)	150,000,000	149,987,978
0.09%, 6/30/2020(a)	150,000,000	149,977,872
0.11%, 7/30/2020(a)	50,000,000	49,985,625
0.11%, 8/11/2020(a)	100,000,000	99,969,543
0.12%, 5/19/2020(a)	300,000,000	299,980,850
0.12%, 6/4/2020(a)	25,000,000	24,997,167
0.12%, 10/29/2020(a)	50,000,000	49,970,839
0.13%, 11/5/2020(a)	84,000,000	83,943,662
0.14%, 5/7/2020(a)	205,900,000	205,894,381
0.14%, 6/16/2020(a)	140,000,000	139,974,829
0.16%, 5/5/2020(a)	135,000,000	134,997,036
0.16%, 7/28/2020(a)	50,000,000	49,979,834
0.18%, 6/23/2020(a)	350,000,000	349,907,305
0.18%, 8/6/2020(a)	50,000,000	49,975,616
0.18%, 9/22/2020(a)	50,000,000	49,962,801
0.20%, 7/21/2020(a)	100,000,000	99,954,663
0.22%, 5/12/2020(a)	225,000,000	224,983,378
0.23%, 9/17/2020(a)	25,000,000	24,977,799
0.25%, 9/15/2020(a)	75,000,000	74,928,361
0.27%, 6/9/2020(a)	150,000,000	149,954,501
0.37%, 6/11/2020(a)	25,000,000	24,989,181
0.38%, 9/10/2020(a)	50,000,000	49,929,371
0.63%, 5/28/2020(a)	150,000,000	149,927,063
0.95%, 5/14/2020(a)	210,000,000	209,922,674
1.38%, 8/27/2020(a)	25,000,000	24,886,384
1.52%, 8/13/2020(a)	50,000,000	49,779,361
		3,223,773,592
U.S. Treasury Notes — 26.4%
0.17% (USBMMY3M + 4 bps), 7/31/2020(b)	469,550,000	469,569,041
0.17% (USBMMY3M + 5 bps), 10/31/2020(b)	160,000,000	159,928,452
0.24% (USBMMY3M + 12 bps), 1/31/2021(b)	175,000,000	174,951,738
0.26% (USBMMY3M + 14 bps), 4/30/2021(b)	50,000,000	49,991,831
0.28% (USBMMY3M + 15 bps), 1/31/2022(b)	25,000,000	24,995,986
0.35% (USBMMY3M + 22 bps), 7/31/2021(b)	20,000,000	20,015,928
0.43% (USBMMY3M + 30 bps), 10/31/2021(b)	10,000,000	10,008,932
1.50%, 7/15/2020	35,000,000	34,990,756
2.13%, 8/31/2020	50,000,000	50,080,938
2.50%, 5/31/2020	20,000,000	20,013,761
2.50%, 6/30/2020	25,000,000	25,023,751
2.63%, 8/31/2020	10,000,000	10,032,271
		1,049,603,385
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,273,376,977)		4,273,376,977
TOTAL INVESTMENTS IN SECURITIES (Cost $4,273,376,977) – 107.0%		4,273,376,977
Other Assets (Liabilities) – (7.0)%		(279,887,673)
NET ASSETS – 100%		$3,993,489,304
____________________

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps - Basis Points
USBMMY3M - 3 Month Treasury Bill Rate

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2020 (Unaudited)

	HSBC	HSBC
	U.S. Government	U.S. Treasury
	Money Market	Money Market
	Fund	Fund
Assets:
Investments in securities, at value	$29,311,190,919	$4,273,376,977
Repurchase agreements, at value	7,795,000,000	—
Cash	357,037,868	53,893
Interest receivable	9,049,548	802,188
Prepaid expenses and other assets	193,935	53,579
Total Assets	37,472,472,270	4,274,286,637

Liabilities:
Distributions payable	3,044,094	236,839
Payable for investments purchased	1,549,608,583	279,921,717
Accrued expenses and other liabilities:
Investment Management	2,650,092	345,132
Administration	707,041	87,457
Compliance Services	3,161	3,161
Shareholder Servicing	379,150	40,530
Accounting	3,925	5,052
Custodian fees	31,666	3,849
Transfer Agent	70,348	26,248
Trustee	4,361	4,358
Other	463,055	122,990
Total Liabilities	1,556,965,476	280,797,333
Net Assets	$35,915,506,794	$3,993,489,304

Composition of Net Assets:
Paid in capital	35,915,613,201	3,993,489,512
Total distributable earnings/loss	(106,407)	(208)
Net Assets	$35,915,506,794	$3,993,489,304

Net Assets:
Class A Shares	$1,870,011	$—
Class D Shares	2,737,350,155	262,042,114
Class I Shares	30,096,055,069	2,208,492,138
Intermediary Class Shares	987,644,413	705,882,894
Intermediary Service Class Shares	237,267,025	131,651,019
Class Y Shares	1,855,320,121	685,421,139
	$35,915,506,794	$3,993,489,304

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,869,990	—
Class D Shares	2,737,184,057	262,074,535
Class I Shares	30,096,245,511	2,208,497,064
Intermediary Class Shares	987,653,008	705,882,384
Intermediary Service Class Shares	237,271,969	131,651,254
Class Y Shares	1,855,405,013	685,389,242

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$—
Class D Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$29,311,190,919	$4,273,376,977
Repurchase agreements, at cost	$7,795,000,000	$—
____________________

Amounts designated as ”—” are $0.00 or have been rounded to $0.00.

12 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the six months ended April 30, 2020 (Unaudited)

	HSBC U.S.	HSBC
	Government	U.S. Treasury
	Money Market	Money Market
	Fund	Fund
Investment Income:
Interest	$125,935,647	$15,541,419
Dividends	6,962,431	—
Total Investment Income	132,898,078	15,541,419

Expenses:
Investment Management	10,848,335	1,235,142
Operational Support:
Class A Shares	1,142	—
Class D Shares	1,033,360	93,072
Intermediary Class Shares	359,516	164,057
Intermediary Service Class Shares	89,544	50,804
Class Y Shares	1,019,841	372,271
Administration:
Class A Shares	418	—
Class D Shares	376,380	33,759
Class I Shares	3,021,169	200,717
Intermediary Class Shares	130,728	59,246
Intermediary Service Class Shares	32,529	18,490
Class Y Shares	371,978	136,004
Shareholder Servicing:
Class A Shares	4,570	—
Class D Shares	2,583,432	232,682
Intermediary Class Shares	179,760	82,029
Intermediary Service Class Shares	89,544	50,804
Accounting	34,104	28,296
Compliance Services	19,510	19,510
Custodian	497,134	50,955
Printing	155,589	11,436
Professional	101,074	98,180
Transfer Agent	241,321	90,240
Trustee	52,808	52,808
Registration fees	76,419	44,577
Other	369,691	83,658
Total expenses before fee and expense reductions	21,689,896	3,208,737
Fees voluntarily reduced/reimbursed by Investment Adviser	(1,434,741)	(115,571)
Fees contractually reduced/reimbursed by Investment Adviser	(1,071,196)	(373,213)
Fees voluntarily reduced by Administrator	(854,439)	(57,791)
Fees voluntarily reduced by Shareholder Servicing Agent	(377,432)	(148,382)
Custody earnings credits	(123,245)	(16,342)
Net Expenses	17,828,843	2,497,438

Net Investment Income	115,069,235	13,043,981

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	(105,035)	7,437
Net realized/unrealized gains/(losses) on investments	(105,035)	7,437
Change in Net Assets Resulting from Operations	$114,964,200	$13,051,418
____________________

Amounts designated as ‘”—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 13

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government		HSBC U.S. Treasury
	Money Market Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	April 30, 2020	Year Ended	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019	(Unaudited)	October 31, 2019
Investment Activities:
Operations:
Net investment income	$115,069,235	$296,429,047	$13,043,981	$37,349,963
Net realized gains/(losses) from investments	(105,035)	83,830	7,437	58,815
Change in net assets resulting from operations	114,964,200	296,512,877	13,051,418	37,408,778
Distributions to shareholders:
Class A Shares	(9,258)	(51,060)	—	—
Class D Shares	(8,810,874)	(31,405,727)	(723,889)	(3,391,661)
Class I Shares	(89,810,825)	(216,281,079)	(5,891,341)	(13,380,971)
Intermediary Class Shares	(4,251,087)	(5,229,295)	(1,669,527)	(3,755,736)
Intermediary Service Class Shares	(980,549)	(3,317,464)	(580,479)	(1,442,852)
Class Y Shares	(11,208,501)	(40,147,528)	(4,214,247)	(15,378,362)
Change in net assets resulting from
distributions to shareholders	(115,071,094)	(296,432,153)	(13,079,483)	(37,349,582)

Change in net assets resulting from capital
transactions	17,424,209,992	8,332,739,867	1,967,116,745	91,383,031
Change in net assets	17,424,103,098	8,332,820,591	1,967,088,680	91,442,227
Net Assets:
Beginning of period	18,491,403,696	10,158,583,105	2,026,400,624	1,934,958,397
End of period	$35,915,506,794	$18,491,403,696	$3,993,489,304	$2,026,400,624
____________________

Amounts designated as ‘”—” are $0.00 or have been rounded to $0.00.

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC U.S. Government		HSBC U.S. Treasury
	Money Market Fund		Money Market Fund
	Six Months Ended		Six Months Ended
	April 30, 2020	Year Ended	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019	(Unaudited)	October 31, 2019
Capital Transactions*:
Class A Shares
Proceeds from shares issued	$457,842	$1,176,657	$—	$—
Dividends reinvested	8,782	50,977	—	—
Value of shares redeemed	(1,519,759)	(1,032,739)	—	—
Class A Shares capital transactions	(1,053,135)	194,895	—	—

Class D Shares
Proceeds from shares issued	3,106,163,522	3,440,581,846	369,665,593	1,825,704,785
Dividends reinvested	6,646,383	23,409,695	621,085	2,995,672
Value of shares redeemed	(2,285,548,607)	(3,202,111,905)	(251,747,701)	(1,993,338,012)
Class D Shares capital transactions	827,261,298	261,879,636	118,538,977	(164,637,555)

Class I Shares
Proceeds from shares issued	137,924,415,122	181,917,798,082	6,110,781,354	7,209,747,161
Dividends reinvested	49,497,551	99,117,524	2,939,675	6,168,168
Value of shares redeemed	(121,866,557,060)	(174,428,939,474)	(4,784,613,358)	(7,044,341,005)
Class I Shares capital transactions	16,107,355,613	7,587,976,132	1,329,107,671	171,574,324

Intermediary Class Shares
Proceeds from shares issued	7,456,062,819	2,825,542,009	1,282,814,290	508,577,385
Dividends reinvested	2,837,478	1,288,731	23,874	567
Value of shares redeemed	(6,975,577,375)	(2,486,584,081)	(742,793,675)	(512,568,687)
Intermediary Class Shares capital transactions	483,322,922	340,246,659	540,044,489	(3,990,735)

Intermediary Service Class Shares
Proceeds from shares issued	1,168,822,216	1,651,640,014	91,810,377	76,944,812
Dividends reinvested	542,930	2,093,834	445,239	833,884
Value of shares redeemed	(1,078,538,056)	(1,692,214,442)	(46,676,701)	(42,927,715)
Intermediary Service Class Shares capital
transactions	90,827,090	(38,480,594)	45,578,915	34,850,981

Class Y Shares
Proceeds from shares issued	8,226,460,606	11,450,392,586	1,148,602,916	1,858,420,901
Dividends reinvested	10,826,088	38,694,301	4,209,178	14,980,595
Value of shares redeemed	(8,320,790,490)	(11,308,163,748)	(1,218,965,401)	(1,819,815,480)
Class Y Shares capital transactions	(83,503,796)	180,923,139	(66,153,307)	53,586,016
Change in net assets resulting from capital
transactions	$17,424,209,992	$8,332,739,867	$1,967,116,745	$91,383,031
____________________

Amounts designated as ‘”—” are $0.00 or have been rounded to $0.00.
* Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net									Ratio
			Realized and									of Net	Ratio of
			Unrealized			Net		Net		Net		Investment	Expenses
	Net Asset		Gains			Realized		Asset		Assets	Ratio of Net	Income to	to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,		at End	Expenses to	Average	Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total	of Period	Average Net	Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS A SHARES
Six Months Ended
April 30, 2020 (Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.38%	$1,870	0.59%	0.81%	0.65%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.71%	2,923	0.63%	1.70%	0.63%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05%	2,728	0.63%	1.08%	0.65%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.22%	1,998	0.59%	0.23%	0.68%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,720	0.34%	0.02%	0.69%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	929	0.08%	0.03%	0.69%

CLASS D SHARES
Six Months Ended
April 30, 2020 (Unaudited)	1.00	—	—	—	—	—	—	1.00	0.44%	2,737,350	0.46%	0.85%	0.50%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20%	1,648,226	0.48%	1.19%	0.51%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.34%	1,645,222	0.47%	0.32%	0.54%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.02%	1,949,225	0.34%	0.02%	0.54%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	888,084	0.07%	0.03%	0.53%

CLASS E SHARES
October 31, 2016 through
August 10, 2017 (c)	1.00	—	—	—	—	—	—	1.00	0.26%	—	0.23%	0.33%	0.29%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	2	0.06%	0.32%	0.31%

CLASS I SHARES
Six Months Ended
April 30, 2020 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	30,096,055	0.12%	1.08%	0.15%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.57%	6,400,700	0.12%	1.52%	0.16%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.69%	7,853,457	0.12%	0.71%	0.18%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.21%	4,687,197	0.14%	0.23%	0.19%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	1,589,264	0.07%	0.03%	0.18%

INTERMEDIARY CLASS SHARES
Six Months Ended
April 30, 2020 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.59%	987,644	0.15%	1.18%	0.30%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.52%	164,082	0.16%	1.57%	0.31%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	19,694	0.18%	0.65%	0.33%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	10,121	0.18%	0.26%	0.37%

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND
Financial Highlights (continued)

		Investment Activities			Distributions					Ratios/Supplementary Data
			Net									Ratio
			Realized and									of Net	Ratio of
			Unrealized			Net		Net		Net		Investment	Expenses
	Net Asset		Gains			Realized		Asset		Assets	Ratio of Net	Income to	to Average
	Value,	Net	(Losses)	Total from	Net	Gains from		Value,		at End	Expenses to	Average	Net Assets
	Beginning	Investment	from	Investment	Investment	Investment	Total	End of	Total	of Period	Average Net	Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
INTERMEDIARY SERVICE
CLASS SHARES
Six Months Ended
April 30, 2020 (Unaudited)	$1.00	$0.01	$—	$0.01	$(0.01)	—	$(0.01)	$1.00	0.58%	$237,267	0.18%	1.10%	0.35%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50%	184,921	0.18%	1.70%	0.36%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	57,042	0.20%	0.63%	0.39%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	5,003	0.18%	0.22%	0.42%

CLASS Y SHARES
Six Months Ended
April 30, 2020 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.55%	1,855,320	0.23%	1.10%	0.25%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.45%	1,757,925	0.23%	1.43%	0.26%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	2,402,354	0.23%	0.53%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.12%	3,891,299	0.23%	0.11%	0.28%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	0.03%	3,779,595	0.07%	0.03%	0.28%
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
												Ratio
												of Net	Ratio of
			Net Realized					Net				Investment	Expenses
	Net Asset		and Unrealized			Net Realized		Asset		Net Assets	Ratio of Net	Income to	to Average
	Value,	Net	Gains	Total from	Net	Gains from		Value,		at End of	Expenses to	Average	Net Assets
	Beginning	Investment	(Losses) from	Investment	Investment	Investment	Total	End of	Total	Period	Average Net	Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS D SHARES
Six Months Ended
April 30, 2020 (Unaudited)	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.44%	$262,042	0.47%	0.77%	0.53%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17%	308,136	0.50%	1.12%	0.53%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.29%	257,062	0.49%	0.28%	0.55%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	—%	214,041	0.28%	—%	0.55%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	280,032	0.06%	—%	0.54%

CLASS E SHARES
October 31, 2016 through
August 10, 2017(c)	1.00	—	—	—	—	—	—	1.00	0.29%	—	0.25%	0.37%	0.29%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.33%

CLASS I SHARES
Six Months Ended
April 30, 2020 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	2,208,492	0.14%	1.06%	0.17%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	879,396	0.14%	2.13%	0.18%
Year Ended October 31, 2018	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.54%	707,804	0.14%	1.53%	0.18%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	861,944	0.14%	0.65%	0.19%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.13%	346,399	0.16%	0.13%	0.20%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	384,363	0.05%	—%	0.19%

INTERMEDIARY CLASS SHARES
Six Months Ended
April 30, 2020 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60%	705,883	0.16%	1.02%	0.32%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	169,827	0.16%	1.54%	0.33%
Year Ended October 31, 2017	1.00	—	—	—	—	—	—	1.00	0.44%	1	0.18%	0.44%	0.34%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.11%	1	—%	0.37%	0.38%

INTERMEDIARY SERVICE
CLASS SHARES
Six Months Ended
April 30, 2020 (Unaudited)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.59%	131,651	0.18%	1.14%	0.38%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.49%	51,220	0.18%	1.54%	0.38%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.58%	22,016	0.20%	0.58%	0.40%
July 12, 2016(d) through
October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.10%	18,108	0.20%	0.14%	0.48%

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND
Financial Highlights (continued)
		Investment Activities			Distributions					Ratios/Supplementary Data
												Ratio
												of Net	Ratio of
			Net Realized					Net				Investment	Expenses
	Net Asset		and Unrealized			Net Realized		Asset		Net Assets	Ratio of Net	Income to	to Average
	Value,	Net	Gains	Total from	Net	Gains from		Value,		at End of	Expenses to	Average	Net Assets
	Beginning	Investment	(Losses) from	Investment	Investment	Investment	Total	End of	Total	Period	Average Net	Net	(Excluding Fee
	of Period	Income	Investments	Activities	Income	Transactions	Distributions	Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)
CLASS Y SHARES
Six Months Ended
April 30, 2020 (Unaudited)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.55%	$685,421	0.25%	1.13%	0.28%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%
Year Ended October 31, 2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43%	697,972	0.25%	1.37%	0.28%
Year Ended October 31, 2017	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.53%	1,101,219	0.25%	0.56%	0.29%
Year Ended October 31, 2016	1.00	—	—	—	—	—	—	1.00	0.04%	697,866	0.25%	0.04%	0.30%
Year Ended October 31, 2015	1.00	—	—	—	—	—	—	1.00	—%	763,473	0.06%	—%	0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Closed operations on August 10, 2017.
(d)	Commencement of operations on July 12, 2016.
Amounts designated as “—“ are 0.00 or have been rounded to 0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund

HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has eight classes of shares: Class A Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Class C Shares are not offered for sale, but are offered as an exchange option for Class C shareholders of the Trust’s other funds. No sales charges are assessed with respect to Class A, Class D, Class E, Class I, Intermediary Class, Intermediary Service Class or Class Y Shares of the Funds. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

20	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, The Northern Trust Company (“Custodian”), and is a significant portion of the net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

HSBC FAMILY OF FUNDS	21

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of April 30, 2020 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

22	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and
Government Agency Obligations	—	16,303,459,178	—	16,303,459,178
U.S. Treasury Obligations	—	9,441,267,951	—	9,441,267,951
Investment Companies	3,566,463,790	—	—	3,566,463,790
Repurchase Agreements	—	7,795,000,000	—	7,795,000,000
Total Investment Securities	3,566,463,790	33,539,727,129	—	37,106,190,919

U.S. Treasury Money Market Fund

Investment Securities:
U.S. Treasury Obligations	—	4,273,376,977	—	4,273,376,977
Total Investment Securities	—	4,273,376,977	—	4,273,376,977

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Class C Shares, Class D Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2020, the effective annualized rate was 0.035%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services and money market fund reporting services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 0.25% of the average daily net assets of Class A Shares (currently not being charged), Class C Shares (currently charging 0.75%) and Class D Shares (currently not being charged) of the Funds, respectively. For the six-month period ended April 30, 2020, Foreside received $249 in commissions from sales of the Trust.

Expenses reduced during the six-month period ended April 30, 2020 are reflected on the Statements of Operations as “Fees voluntarily reduced by Distributor”, as applicable.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. As disclosed in the Statements of Operations, for the current fiscal period certain amounts of the Shareholder Servicing Fees have been waived by those shareholder servicing agents, including HSBC and its affiliates. Expenses reduced during the six-month period ended April 30, 2020 are reflected on the Statements of Operations as “Fees voluntarily reduced by Shareholder Servicing Agent.” For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed daily and paid monthly up to the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%*
Class C Shares	0.25%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%
____________________

*	Currently charging 0.40%

24 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate(%)
Class A Shares	0.60%
Class C Shares	1.00%
Class D Shares	0.25%
Class E Shares	0.10%
Intermediary Class Shares	0.05%
Intermediary Service Class Shares	0.10%

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2021 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
		Expense
Fund	Class	Limitations(%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14
U.S. Government Money Market Fund	Intermediary Shares	0.18
U.S. Government Money Market Fund	Intermediary Service
	Class Shares	0.20
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14
U.S. Treasury Money Market Fund	Intermediary Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service
	Class Shares	0.20

HSBC FAMILY OF FUNDS 25

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of April 30, 2020, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through:
	2023 ($)	2022 ($)	2021 ($)	Total ($)
U.S. Government Money Market Fund	1,071,196	1,734,355	195,009	3,000,560
U.S. Treasury Money Market Fund	373,213	482,618	147,166	1,002,997

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

During the six-month period ended April 30, 2020, the following amounts of expenses were voluntarily and contractually waived:

								Intermediary
	Class A	Class C	Class D	Class E	Class I	Class Y	Intermediary	Service	Total
	($)	($)	($)	($)	($)	($)	Class ($)	Class ($)	($)
U.S. Government Money
Market Fund	689	—	406,566	—	2,442,856	207,847	527,696	152,154	3,737,808
U.S. Treasury Money
Market Fund	—	—	49,924	—	182,615	96,045	267,266	99,107	694,957

The Funds have entered into an arrangement with their Custodian whereby credits realized as a result of uninvested cash balances are used to reduce the Custodian’s expenses. Expenses reduced during the  six-month period ended April 30, 2020  are reflected on the Statements of Operations as “Custody earnings credits,” as applicable.

Overdraft Facility:

The Funds have entered into an arrangement with the Custodian whereby an uncommitted, secured overdraft facility is made available to meet unanticipated end-of-day liquidity needs of the Funds which cannot be fulfilled by trading activities. The interest rate on overdraft amounts is calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility is limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. As of April 30, 2020, the Funds did not have any overdrafts outstanding. Fees incurred during the six-month period ended April 30, 2020 by the Funds on overdrafts are reflected on the Statements of Operations within the “Custodian” expenses, and were as follows:

Total ($)
U.S. Government Money Market Fund	7,990
U.S. Treasury Money Market Fund	815

26 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2020, the Funds engaged in such transactions in the following amounts:

	Purchases of	Sales of
	Investment	Investment	Realized Gain
	Securities ($)	Securities ($)	(Loss) ($)
U.S. Government Money Market Fund	250,000,000	—	—
U.S. Treasury Money Market Fund	—	250,000,000	(1,702)

5. Investment Risks:

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

6. Federal Income Tax Information:

As of the tax year ended October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
U.S. Government Money Market Fund	18,503,811,453	—	—	—
U.S. Treasury Money Market Fund	2,111,046,641	—	(13,998)	(13,998)
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
		Total
		Taxable	Total
	Ordinary	Distributions	Distributions
	Income ($)	($)	Paid ($)(1)
U.S. Government Money Market Fund	292,511,316	292,511,316	292,511,316
U.S. Treasury Money Market Fund	37,277,107	37,277,107	37,277,107
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

HSBC FAMILY OF FUNDS 27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

As of the tax year ended October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

				Accumulated
				Capital and	Unrealized	Total
	Undistributed			Other	Appreciation	Accumulated
	Ordinary	Accumulated	Distributions	Losses	(Depreciation)	Earnings
	Income ($)	Earnings ($)	Payable ($)	($)	($)(1)	(Deficit) ($)
U.S. Government Money
Market Fund	9,895,387	9,895,387	(9,877,591)	(17,309)	—	487
U.S. Treasury Money
Market Fund	929,762	929,762	(887,907)	—	(13,998)	27,857
____________________

(1)	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales.

As of the tax year ended October 31, 2019, the Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

Short Term
Amount ($)
U.S. Government Money Market Fund	17,309

During the year ended October 31, 2019, the Funds utilized CLCFs as follows:
Total ($)
U.S. Government Money Market Fund	83,830
U.S. Treasury Money Market Fund	34,897

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2019, the Funds had no deferred losses.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

7. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders		Number of
	with ownership of		shareholders with
	voting securities of the		ownership of voting	Percentage
	Portfolio greater than	Percentage	securities of the	owned in
	10% and less than 25%	owned in	Portfolio greater	aggregate
	of the total Portfolio’s	aggregate	than 25% of the total	by greater
	outstanding voting	by 10% - 25%	Portfolio’s outstanding	than 25%
Fund	securities	Shareholders (%)	voting securities	Shareholders (%)
U.S. Government Money
Market Fund	2	31	—	—
U.S. Treasury Money
Market Fund	1	17	1	29 (a)
____________________

(a)	Owned by the Investment Adviser or an affiliate

8. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2020.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 30, 2019 and December 10, 2019, the Independent Trustees met separately in executive sessions that were in person (the “Executive Sessions”) to consider the renewal of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds. At the December 11, 2019 meeting of the Board, the Board unanimously voted to approve the continuation of the Agreements (the “December Meeting”).

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers, as available; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, including rulemaking initiatives of the U.S. Securities and Exchange Commission (“SEC”); and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 30, 2019 Meeting and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trust’s arrangements with the affiliated Sub-Adviser to the Trust, HSBC Global Asset Management (UK) Limited, (v) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Independent Trustees, following the October 30, 2019 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 11, 2019, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to implement rulemaking initiatives of the SEC, including most recently, the SEC’s liquidity risk management and data modernization rules and rule amendments; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, and in overseeing the Sub-Advisers’ compliance with the same.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, and Westfield’s efforts to obtain best execution.

In the context of the HSBC High Yield Fund and HSBC Strategic Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the Sub-Advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the Meeting (including a separate unanimous vote of the Independent Trustees present in person at the Meeting) approved the continuation of each Agreement.

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2019 and held through the period ended April 30, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2020 (Unaudited) (continued)

					Hypothetical
					(5% return
			Actual		before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account	Account	Paid	Account	Paid
	Ratio	Value	Value	During	Value	During
	During Period	11/1/19	4/30/20	Period(1)	4/30/20	Period(1)
U.S. Government Money Market
Fund - Class A	0.59%	$1,000.00	$1,003.80	$2.94	$1,021.93	$2.97
U.S. Government Money Market
Fund - Class D	0.46%	1,000.00	1,004.40	2.29	1,022.58	2.31
U.S. Government Money Market
Fund - Class I	0.12%	1,000.00	1,006.10	0.60	1,024.27	0.60
U.S. Government Money Market
Fund - Intermediary Class	0.15%	1,000.00	1,005.90	0.75	1,024.12	0.75
U.S. Government Money Market
Fund - Intermediary Service Class	0.18%	1,000.00	1,005.80	0.90	1,023.97	0.91
U.S. Government Money Market
Fund - Class Y	0.23%	1,000.00	1,005.50	1.15	1,023.72	1.16
U.S. Treasury Money Market
Fund - Class D	0.47%	1,000.00	1,004.40	2.34	1,022.53	2.36
U.S. Treasury Money Market
Fund - Class I	0.14%	1,000.00	1,006.10	0.70	1,024.17	0.70
U.S. Treasury Money Market
Fund - Intermediary Class	0.16%	1,000.00	1,006.00	0.80	1,024.07	0.81
U.S. Treasury Money Market
Fund - Intermediary Service Class	0.18%	1,000.00	1,005.90	0.90	1,023.97	0.91
U.S. Treasury Money Market
Fund - Class Y	0.25%	1,000.00	1,005.50	1.25	1,023.62	1.26
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	35

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0620	06/20

HSBC Funds

Semi-Annual Report
April 30, 2020

EQUITY FUNDS	Class A	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPCX	RESCX

HSBC Family of Funds
Semi-Annual Report - April 30, 2020

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Table of Shareholder Expenses	20

HSBC Opportunity Portfolio

Portfolio Composition	21

Schedule of Portfolio Investments

HSBC Opportunity Portfolio	22
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	28
Investment Adviser Contract Approval	33
Operation and Implementation of the Liquidity Risk Management Program	36
Table of Shareholder Expenses	37
Other Information	38

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Value Added Tax (VAT) is a consumption tax placed on a product whenever value is added at each stage of the supply chain, from production to the point of sale. The amount of VAT that the user pays is on the cost of the product, less any of the costs of materials used in the product that have already been taxed.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2	HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy experienced a significant contraction during the six-month period that began on November 1, 2019. Early in the period, positive developments around the U.K.’s strategy regarding its exit from the eurozone (commonly referred to as Brexit) and improvements in the tone of the U.S.-China trade negotiations helped ease concerns around slowing global economic growth. Although central banks largely refrained from additional stimulus measures late in the year, financial markets were encouraged by a general willingness among these banks to intercede if forecasts for modest economic growth did not pan out.

Those global growth expectations continued into the New Year in spite of ongoing regional headwinds such as disappointing manufacturing data in the eurozone and weaker-than-expected economic growth in China. In addition, it was not until late January that concerns about a new coronavirus (COVID-19) outbreak in China took root in the global consciousness. In short order, it became clear that COVID-19 would have a dramatic and negative impact on the global economy.

By the end of February, nations in the grip of the pandemic had closed their borders and established strict stay-at-home orders to help control the spread of the virus. The global economy all but ground to a halt in March, and governments launched stimulus efforts to shore up their respective economies. Global stock markets fell sharply in late February and early March, with major indexes posting historic declines. In April, some countries—including China—began to slowly reopen their economies. Investors reacted positively to these developments, driving equities off their March lows even as the full impact of COVID-19 on the global economy remained unclear.

The arc of U.S. economic growth generally followed the COVID-19 narrative, with modest growth to start the period followed by a rapid contraction. U.S. gross domestic product (GDP)1 increased at an annualized rate of 2.1% in the fourth quarter of 2019 only to turn negative in the first quarter of 2020, contracting by 4.8%. Projections for the second quarter of 2020 anticipate an even larger decline. The U.S. unemployment rate followed a similar path, hovering between 3.5% and 3.6% for the first four months of the period, before rising to 4.4% in March and then spiking to 14.7% in April.

In the U.S., interest rates fluctuated wildly on liquidity concerns and market disruptions. The yield curve briefly inverted as investors flocked to the relative safety of Treasuries, which helped drive prices up and pushed the 10-year Treasury yield below the yield on three-month Treasuries. An inverted yield curve is widely considered a leading indicator of an economic recession. In response to recessionary worries, the Federal Reserve Board cut short-term interest rates to zero in mid-March.

Elsewhere in developed countries, economic concerns that dominated the start of the period were rapidly eclipsed by the economic threat posed by COVID-19. In the eurozone, the region’s virus containment measures were expected to heavily affect economic growth, particularly for the region’s vulnerable manufacturing sector. Similarly, concerns over the U.K.’s economic reality post-Brexit were set aside to deal with the immediate threat of COVID-19. Moreover, in Japan, initial concerns over the potential impact of a VAT1 tax increase in the fourth quarter of 2019 gave way to the real impact of a global slowdown on Japan’s export-driven economy.

Emerging market economies were similarly impacted by the global pandemic. India’s decision to lock down the country on March 24 took a toll on the country’s GDP growth rate as well as the global supply chain. However, the increase in Chinese economic activity because of that country’s cautious reopening helped boost global sentiment, even as declining prices for oil and other commodities negatively impacted other emerging economies, including Russia, Brazil and countries in the Middle East and North Africa.

Market review

Global equity markets suffered a dramatic sell-off starting in mid-February. Stocks plunged to a low in mid-March before rebounding to a partial recovery in late March and early April. Uncertainty over the duration of the coronavirus pandemic and its potential economic impact caused volatility to spike, driving equity markets to a seesaw of sharp gains and losses over the final few weeks of the period.

U.S. stocks ended the six-month period with modest losses that masked the shocking declines experienced in February and March. Large-cap stocks weathered the downturn better than their small-cap peers, with the Russell 1000® Index1 of large-capitalization U.S. stocks returning -3.56%, while the Russell 2000® Index1 of small-cap stocks returned -15.47%.

International equities generally trailed U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks declined -14.21%, while emerging markets fared just slightly better, with the MSCI Emerging Markets Index1 returning -10.50%.

After a relatively uneventful start to the period, global fixed income markets began the New Year with one of the more volatile quarters on record. In the U.S., taxable and municipal bond yields rose and fell rapidly while Treasury yields fell sharply as investors lost their appetite for risk amid the sell-off in equities. Bond returns varied widely based on quality. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned 4.86% for the six-month period under review. By comparison, the ICE BofA U.S. High Yield Constrained Index1, which tracks high-yield bonds in the U.S. market, returned -7.69%. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally underperformed the comparable U.S. market, with a 1.45% return for the six-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund
(Class A Shares, Class C Shares and Class I Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Richard D. Lee, CFA, Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500TM Growth Index1. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2020, the Class I Shares of the HSBC Opportunity Fund produced a -2.32% total return, and the Class A Shares of the Fund produced a -2.56% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark returned -3.96%.

Portfolio Performance

The six-month period began with stocks posting relatively strong gains due to an economy operating at a favorable unemployment rate, the absence of inflationary pressures, an accommodative Federal Reserve Board and waning concerns over trade negotiations. These factors helped push equity markets to historic highs in February. However, stocks reversed course sharply in mid-February as it became clear the novel coronavirus had arrived in the U.S. and containment was no longer possible. Deleveraging and forced liquidations of stocks and bonds resulted in extreme volatility as investors sought the safety of cash above all else. Oil demand dried up, credit spreads showed signs of stress, and massive stimulus measures were implemented across the world. April brought a significant rebound for stocks from their lows in mid-March. The rebound was driven in part by a flattening pandemic curve as well as actions by Congress via the CARES Act and the Federal Reserve to support to the ailing economy. Hopeful signs from clinical trials of various virus treatments also helped. Energy and consumer staples were among the worst performing sectors on an absolute basis, while the healthcare and information technology sectors contributed positively to the Fund from an absolute standpoint.†

The Fund outperformed its primary benchmark for the period under review. Healthcare was largely buffered from the global macroeconomic disruptions caused by COVID-19, and an overweight position in the sector added to the Fund’s relative returns, as did stock selection within the sector. In particular, the Fund benefited from its investment in a drug developer focused on cholesterol management therapies for cardiovascular disease. Stock selection within the industrials sector also boosted relative returns, including a trucking company that benefited from tight supply and strong demand, even as the broader sector suffered on declining global growth.†

An overweight position in the energy sector was the largest detractor from the Fund’s relative returns. The pandemic has been particularly disruptive for energy companies, as global demand for oil weakened amid stalled economic activity. An oil price war between Russia and Saudi Arabia further destabilized the industry in March and April. Given the uncertainty facing the sector, the Fund made the decision to exit energy investments during the first quarter of 2020.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[5]
	Inception	Six
As of April 30, 2020	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	-7.48	-8.76	4.13	9.64	5.77	1.65
HSBC Opportunity Fund Class C2	11/4/98	-3.81	-5.56	4.40	9.80	6.52	2.40
HSBC Opportunity Fund Class I†	9/3/96	-2.32	-3.53	5.70	10.75	1.44	1.10
Russell 2500TM Growth Index[3]	—	-3.96	-4.03	7.22	11.37	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
3	For additional information, please refer to the Glossary of Terms.
4	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40% and 1.10% for Class A Shares, Class C and Class I Shares, respectively. The expense limitations shall be in effect until March 1, 2021. Additional information pertaining to the April 30, 2020 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2020 (Unaudited)

		HSBC
	HSBC	Opportunity
	Opportunity	Fund
	Fund	(Class I)
Assets:
Investments in Affiliated Portfolio	$7,650,804	$100,493,989
Receivable for capital shares issued	314	23,136
Receivable from Investment Adviser	38,520	49,499
Prepaid expenses and other assets	13,616	9,872
Total Assets	7,703,254	100,576,496

Liabilities:
Payable for capital shares redeemed	—	14,931
Accrued expenses and other payables:
Administration	105	1,387
Distribution fees	31	—
Shareholder Servicing	1,118	—
Compliance Services	3,161	3,161
Accounting	3,152	1,546
Printing	1,687	10,486
Professional	65,425	67,032
Transfer Agent	22,859	34,549
Trustee	4,359	4,360
Other	4,244	4,030
Total Liabilities	106,141	141,482
Net Assets	$7,597,113	$100,435,014

Composition of Net Assets:
Paid in capital	$7,064,983	$90,812,843
Total distributable earnings/(loss)	532,130	9,622,171
Net Assets	$7,597,113	$100,435,014

Net Assets:
Class A Shares	$7,543,222	$—
Class C Shares	53,891	—
Class I Shares	—	100,435,014
Total	$7,597,113	$100,435,014

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	882,353	—
Class C Shares	13,202	—
Class I Shares	—	8,588,496

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$8.55	$—
Class C Shares(a)	$4.08	$—
Class I Shares	$—	$11.69
Maximum Sales Charge:
Class A Shares	5.00%	—%
Maximum Offering Price per share (Net Asset Value / (100%-maximum sales charge))
Class A Shares	$9.00	$—
Investments in Affiliated Portfolio, at Cost	$6,921,384	$90,947,051
____________________

Amounts designated as ‘”—” are $0.00 or have been rounded to $0.00.

(a)	Redemption price per share varies by length of time shares are held.

6 FUNDS OF FAMILY HSBC	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the six months ended April 30, 2020 (Unaudited)

		HSBC
	HSBC	Opportunity
	Opportunity	Fund
	Fund	(Class I)
Investment Income:
Investment Income from Affiliated Portfolio	$32,350	$428,381
Expenses from Affiliated Portfolio	(49,163)	(652,284)
Total Investment Income/(Loss)	(16,813)	(223,903)

Expenses:
Administration:
Class A Shares	766	—
Class C Shares	6	—
Class I Shares	—	10,298
Distribution:
Class C Shares	249	—
Shareholder Servicing:
Class A Shares	9,628	—
Class C Shares	73	—
Accounting	9,818	6,964
Administrative Services	2,672	808
Compliance Services	19,510	19,510
Printing	2,377	12,327
Professional	76,480	75,530
Transfer Agent	72,528	92,489
Trustee	52,808	52,808
Registration fees	12,054	11,102
Other	14,193	14,367
Total expenses before fee and expense reductions	273,162	296,203
Fees voluntarily reduced/reimbursed by Investment Adviser	(4,212)	—
Fees contractually reduced/reimbursed by Investment Adviser	(252,562)	(330,251)
Net Expenses	16,388	(34,048)

Net Investment Income/(Loss)	(33,201)	(189,855)

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from Affiliated Portfolio	10,340	1,367,299
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolio	(153,632)	(2,718,528)

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	(143,292)	(1,351,229)
Change in Net Assets Resulting from Operations	$(176,493)	$(1,541,084)
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 7

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30, 2020	year ended	April 30, 2020	year ended
	(Unaudited)	October 31, 2019	(Unaudited)	October 31, 2019
Investment Activities:
Operations:
Net investment income/(loss)	$(33,201)	$(73,466)	$(189,855)	$(440,146)
Net realized gains/(losses) from investments	10,340	606,415	1,367,299	7,603,036
Change in unrealized appreciation/depreciation on
investments	(153,632)	221,317	(2,718,528)	3,890,823
Change in net assets resulting from operations	(176,493)	754,266	(1,541,084)	11,053,713

Distributions to shareholders:
Class A Shares	(638,850)	(1,543,839)	—	—
Class B Shares*	—	(4,577)	—	—
Class C Shares	(10,418)	(31,533)	—	—
Class I Shares	—	—	(8,206,443)	(21,193,931)
Change in net assets resulting from distributions to
shareholders	(649,268)	(1,579,949)	(8,206,443)	(21,193,931)
Change in net assets resulting from capital
transactions	(103,806)	(132,002)	(5,741,764)	(10,575,246)
Change in net assets	(929,567)	(957,685)	(15,489,291)	(20,715,464)

Net Assets:
Beginning of period	8,526,680	9,484,365	115,924,305	136,639,769
End of period	$7,597,113	$8,526,680	$100,435,014	$115,924,305

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	HSBC Opportunity Fund		HSBC Opportunity Fund (Class I)
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30, 2020	year ended	April 30, 2020	year ended
	(Unaudited)	October 31, 2019	(Unaudited)	October 31, 2019
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$217,648	$510,575	$—	$—
Dividends reinvested	617,807	1,500,978	—	—
Value of shares redeemed	(925,463)	(2,113,928)	—	—
Class A Shares capital transactions	(90,008)	(102,375)	—	—

Class B Shares:*
Dividends reinvested	—	4,580	—	—
Value of shares redeemed	—	(18,154)	—	—
Class B Shares capital transactions	—	(13,574)	—	—

Class C Shares:
Proceeds from shares issued	—	9,188	—	—
Dividends reinvested	10,418	31,533	—	—
Value of shares redeemed	(24,216)	(56,774)	—	—
Class C Shares capital transactions	(13,798)	(16,053)	—	—

Class I Shares:
Proceeds from shares issued	—	—	4,675,658	12,369,332
Dividends reinvested	—	—	8,087,006	20,911,758
Value of shares redeemed	—	—	(18,504,428)	(43,856,336)
Class I Shares capital transactions	—	—	(5,741,764)	(10,575,246)
Change in net assets resulting from capital transactions	$(103,806)	$(132,002)	$(5,741,764)	$(10,575,246)

SHARE TRANSACTIONS:
Class A Shares:
Issued	22,302	55,467	—	—
Reinvested	63,365	196,721	—	—
Redeemed	(99,973)	(229,568)	—	—
Change in Class A Shares	(14,306)	22,620	—	—

Class B Shares:*
Reinvested	—	1,261	—	—
Redeemed	—	(4,023)	—	—
Change in Class B Shares	—	(2,762)	—	—

Class C Shares:
Issued	—	1,980	—	—
Reinvested	2,231	7,983	—	—
Redeemed	(4,947)	(11,740)	—	—
Change in Class C Shares	(2,716)	(1,777)	—	—

Class I Shares:
Issued	—	—	387,794	998,920
Reinvested	—	—	608,046	2,026,333
Redeemed	—	—	(1,469,668)	(3,463,981)
Change in Class I Shares	—	—	(473,828)	(438,728)
____________________

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

*	Class B Shares were liquidated on August 2, 2019.

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC OPPORTUNITY FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income/ (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
Class A Shares
Six Months Ended
April 30, 2020 (Unaudited)	$9.42	$(0.04)	$(0.11)	$(0.15)	$—	$(0.72)	$(0.72)	$8.55	(2.56)%	$7,543	1.55%	(0.78)%	7.65%	54%
Year Ended October 31, 2019	10.70	(0.07)	0.59	0.52	—	(1.80)	(1.80)	9.42	8.77%	8,449	1.55%	(0.79)%	5.77%	81%
Year Ended October 31, 2018	11.24	(0.10)	0.82	0.72	—	(1.26)	(1.26)	10.70	6.46%	9,352	1.55%	(0.84)%	5.37%	77%
Year Ended October 31, 2017	9.94	(0.08)	2.68	2.60	—	(1.30)	(1.30)	11.24	29.00%	9,422	1.55%	(0.79)%	2.98%	80%
Year Ended October 31, 2016	10.34	(0.07)	(0.33)	(0.40)	—	—	—	9.94	(3.87)%	9,276	1.55%	(0.66)%	2.11%	96%
Year Ended October 31, 2015	12.83	(0.10)	(0.07)	(0.17)	—	(2.32)	(2.32)	10.34	(2.21)%	16,593	1.55%	(0.86)%	1.84%	63%
Class C Shares
Six Months Ended
April 30, 2020 (Unaudited)	4.85	(0.03)	(0.02)	(0.05)	—	(0.72)	(0.72)	4.08	(2.97)%	54	2.30%	(1.55)%	8.35%	54%
Year Ended October 31, 2019	6.53	(0.08)	0.20	0.12	—	(1.80)	(1.80)	4.85	8.07%	77	2.30%	(1.54)%	6.60%	81%
Year Ended October 31, 2018	7.38	(0.11)	0.52	0.41	—	(1.26)	(1.26)	6.53	5.52%	116	2.30%	(1.60)%	6.08%	77%
Year Ended October 31, 2017	6.99	(0.11)	1.80	1.69	—	(1.30)	(1.30)	7.38	28.11%	454	2.30%	(1.54)%	3.71%	80%
Year Ended October 31, 2016	7.32	(0.10)	(0.23)	(0.33)	—	—	—	6.99	(4.51)%	475	2.30%	(1.41)%	2.88%	96%
Year Ended October 31, 2015	9.80	(0.13)	(0.03)	(0.16)	—	(2.32)	(2.32)	7.32	(2.93)%	825	2.30%	(1.61)%	2.62%	63%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY FUND (CLASS I)
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (c)	Ratio of Net Investment Income/ (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (c)	Portfolio Turnover (b),(d)
Class I Shares
Six Months Ended
April 30, 2020 (Unaudited)	$12.79	$(0.02)	$(0.17)	$(0.19)	$—	$(0.91)	$(0.91)	$11.69	(2.32)%	$100,435	1.10%	(0.34)%	1.69%	54%
Year Ended October 31, 2019	14.38	(0.04)	0.81	0.77	—	(2.36)	(2.36)	12.79	9.25%	115,924	1.10%	(0.34)%	1.44%	81%
Year Ended October 31, 2018	15.40	(0.06)	1.12	1.06	—	(2.08)	(2.08)	14.38	6.96%	136,640	1.10%	(0.40)%	1.39%	77%
Year Ended October 31, 2017	13.27	(0.05)	3.65	3.60	—	(1.47)	(1.47)	15.40	29.53%	127,861	1.10%	(0.34)%	1.12%	80%
Year Ended October 31, 2016	13.72	(0.02)	(0.43)	(0.45)	—	—	—	13.27	(3.28)%	141,061	1.03%	(0.15)%	1.03%	96%
Year Ended October 31, 2015	17.47	(0.05)	(0.08)	(0.13)	—	(3.62)	(3.62)	13.72	(1.69)%	219,846	0.99%	(0.30)%	0.99%	63%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)

Financial statements for all other funds of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Funds’ proportionate ownership of the Portfolio was as follows:

Fund	Proportionate Ownership Interest on April 30, 2020 (%)
Opportunity Fund	7.1
Opportunity Fund (Class I)	92.9

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Opportunity Fund offers two classes of shares: Class A Shares and Class C Shares. The Opportunity Fund (Class I) offers one class of shares: Class I Shares. Class A Shares of the Opportunity Fund have a maximum sales charge of 5.00% as a percentage of the offering price. Class C Shares of the Opportunity Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Opportunity Fund (Class I). Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually for the Funds.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

As of April 30, 2020, all investments were categorized as Level 2 in the fair value hierarchy.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2020, the effective annualized rate was 0.035%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one fund invests some or all of its assets in another fund. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate set forth above.

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the Funds has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% and 1.00% of the average daily net assets of Class A Shares (currently not being charged) and Class C Shares (currently charging 0.75%) of the applicable funds, respectively. For the six-month period ended April 30, 2020, Foreside received $249 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares and Class C Shares of the applicable funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class C Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2020, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2021 the total annual expenses of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual Expense
Fund	Class	Limitations (%)
Opportunity Fund	A	1.65
Opportunity Fund	C	2.40
Opportunity Fund (Class I)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2020, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements.

As of April 30, 2020, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
Fund	2023 ($)	2022 ($)	2021 ($)	2020 ($)	Total ($)
Opportunity Fund	252,562	378,659	390,697	131,244	1,153,162
Opportunity Fund (Class I)	330,251	432,989	414,357	28,269	1,205,866

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

16	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

5. Affiliated Investment Transactions:

A summary of each Fund’s investment in the affiliated fund for the six-month period ended April 30, 2020 is as follows:

				Net	Change in
				Realized	Unrealized		Net
	Value			Gains/	Appreciation/	Value	Income/
	10/31/2019	Contributions	Withdrawals	(Losses)	Depreciation	4/30/2020	(Loss)
	($)	($)	($)	($)	($)	($)	($)
Opportunity Fund
Opportunity Portfolio	8,567,015	336,855	(1,092,961)	10,340	(153,632)	7,650,804	(16,813)
Total	8,567,015	336,855	(1,092,961)	10,340	(153,632)	7,650,804	(16,813)

Opportunity Fund (Class I)
Opportunity Portfolio	115,965,555	2,346,052	(16,242,486)	1,367,299	(2,718,528)	100,493,989	(223,903)
Total	115,965,555	2,346,052	(16,242,486)	1,367,299	(2,718,528)	100,493,989	(223,903)

6. Investment Risks:

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect a Fund’s performance. A Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Fund	7,788,949	778,066	—	778,066
Opportunity Fund (Class I)	104,362,148	11,603,407	—	11,603,407
____________________

*	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
				Total
	Ordinary	Net Long-Term	Total Taxable	Distributions
	Income ($)	Capital Gains ($)	Distributions ($)	Paid ($)(1)
Opportunity Fund	214,462	1,365,487	1,579,949	1,579,949
Opportunity Fund (Class I)	3,258,352	17,935,578	21,193,930	21,193,930
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed		Accumulated	Unrealized	Total
	Undistributed	Long-Term		Capital	Appreciation/	Accumulated
	Ordinary	Capital	Accumulated	and Other	(Depreciation)	Earnings/
	Income ($)	Gains ($)	Earnings ($)	Losses ($)	($)(1)	(Deficit) ($)
Opportunity Fund	—	649,267	649,267	(69,442)	778,066	1,357,891
Opportunity Fund (Class I)	—	8,206,437	8,206,437	(440,146)	11,603,407	19,369,698
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2019, the Funds deferred losses as follows:

Late Year
Ordinary
Losses ($)
Opportunity Fund	69,442
Opportunity Fund (Class I)	440,146

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

Number of shareholders
	with ownership of		Number of shareholders
	voting securities of the	Percentage	with ownership of	Percentage
	Portfolio greater than	owned in	voting securities of the	owned in
	10% and less than 25%	aggregate	Portfolio greater than 25%	aggregate by
	of the total Portfolio’s	by 10% - 25%	of the total Portfolio’s	greater than 25%
	outstanding voting	shareholders	outstanding voting	shareholders
	securities	(%)	securities	(%)
Opportunity Fund	—	—	1	67
Opportunity Fund (Class I)	2	41	1	25

9. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2020.

HSBC FAMILY OF FUNDS	19

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2019 and held through the period ended April 30, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	11/1/19	4/30/20	Period(1)	4/30/20	Period (1)
Opportunity Fund - Class A	1.55%	$1,000.00	$974.40	$7.61	$1,017.16	$7.77
Opportunity Fund - Class C	2.30%	1,000.00	970.30	11.27	1,013.43	11.51
Opportunity Fund - Class I	1.10%	1,000.00	976.80	5.41	1,019.39	5.52
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20	HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition*
April 30, 2020 (Unaudited)

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Software	17.4
Biotechnology	10.8
Life Sciences Tools & Services	7.8
Health Care Equipment & Supplies	6.3
IT Services	5.7
Aerospace & Defense	3.7
Machinery	3.6
Specialty Retail	3.6
Investment Companies	3.5
Equity Real Estate Investment Trusts	3.4
Building Products	3.0
Electronic Equipment, Instruments & Components	2.9
Household Durables	2.9
Professional Services	2.8
Road & Rail	2.7
Pharmaceuticals	2.7
Capital Markets	2.4
Insurance	2.4
Health Care Providers & Services	2.4
Semiconductors & Semiconductor Equipment	2.0
Internet & Direct Marketing Retail	2.0
Entertainment	1.6
Chemicals	1.6
Communications Equipment	0.9
Banks	0.9
Media	0.9
Technology Hardware, Storage & Peripherals	0.1
Total	100.0
____________________

*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS	21

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of April 30, 2020 (Unaudited)

Common Stocks — 95.9%
	Shares	Value ($)
Aerospace & Defense — 3.7%
HEICO Corp., Class A	16,740	1,210,804
Teledyne Technologies, Inc.(a)	8,630	2,810,532
		4,021,336
Banks — 0.9%
First Republic Bank	9,060	944,867
Biotechnology — 10.7%
Acceleron Pharma, Inc.(a)	17,770	1,608,718
Ascendis Pharma AS, ADR(a)	10,367	1,407,113
Blueprint Medicines Corp.(a)	26,073	1,533,875
Ironwood Pharmaceuticals, Inc.(a)	91,970	919,700
Neurocrine Biosciences, Inc.(a)	23,680	2,323,955
Rocket Pharmaceuticals, Inc.(a)	51,840	767,232
Sage Therapeutics, Inc.(a)	22,330	870,423
Sarepta Therapeutics, Inc.(a)	18,040	2,126,555
		11,557,571
Building Products — 3.0%
Advanced Drainage Systems, Inc.	20,161	817,327
Trex Co., Inc.(a)	25,040	2,384,309
		3,201,636
Capital Markets — 2.4%
Apollo Global Management, Inc.	34,070	1,379,494
LPL Financial Holdings, Inc.	20,840	1,254,985
		2,634,479
Chemicals — 1.6%
FMC Corp.	18,420	1,692,798
Communications Equipment — 0.9%
Juniper Networks, Inc.	45,358	979,733
Electronic Equipment, Instruments & Components — 2.9%
CDW Corp.	12,800	1,418,240
Zebra Technologies Corp.(a)	7,590	1,743,119
		3,161,359
Entertainment — 1.6%
Madison Square Garden
Entertainment Corp.(a)	6,913	571,705
Madison Square Garden Sports Corp.,
Class A(a)	6,913	1,184,335
		1,756,040
Equity Real Estate Investment Trusts — 3.4%
Cousins Properties, Inc.	38,250	1,154,003
Equity LifeStyle Properties, Inc.	22,330	1,346,722
Terreno Realty Corp.	21,190	1,161,636
		3,662,361
Health Care Equipment & Supplies — 6.3%
DexCom, Inc.(a)	9,850	3,301,720
Haemonetics Corp.(a)	9,310	1,059,292
Insulet Corp.(a)	4,628	924,304
STERIS PLC	10,585	1,508,363
		6,793,679
Health Care Providers & Services — 2.4%
Quest Diagnostics, Inc.	23,300	2,565,563
Household Durables — 2.9%
KB Home	49,250	1,292,320
TopBuild Corp.(a)	19,970	1,861,004
		3,153,324
Insurance — 2.4%
Arthur J. Gallagher & Co.	20,150	1,581,775
Assurant, Inc.	9,800	1,041,152
		2,622,927
Internet & Direct Marketing Retail — 2.0%
Etsy, Inc.(a)	33,570	2,177,686
IT Services — 5.6%
Black Knight, Inc.(a)	26,210	1,849,640
Science Applications
International Corp.	17,420	1,422,517
Twilio, Inc., Class A(a)	10,530	1,182,519
WEX, Inc.(a)	12,505	1,654,662
		6,109,338
Life Sciences Tools & Services — 7.6%
BIO-RAD Laboratories, Inc.,
Class A(a)	6,940	3,054,294
Charles River Laboratories
International, Inc.(a)	11,560	1,672,385
ICON PLC(a)	6,620	1,062,311
Mettler-Toledo International, Inc.(a)	1,856	1,336,209
Repligen Corp.(a)	9,770	1,134,786
		8,259,985
Machinery — 3.6%
IDEX Corp.	7,240	1,112,281
Lincoln Electric Holdings, Inc.	19,020	1,531,300
Meritor, Inc.(a)	62,050	1,272,025
		3,915,606
Media — 0.9%
Nexstar Media Group, Inc.,
Class A	13,210	925,228
Pharmaceuticals — 2.7%
Catalent, Inc.(a)	29,330	2,028,169
Reata Pharmaceuticals, Inc.,
Class A(a)	5,860	926,818
		2,954,987
Professional Services — 2.8%
CoStar Group, Inc.(a)	2,173	1,408,669
TransUnion	19,890	1,567,133
		2,975,802
Road & Rail — 2.7%
J. B. Hunt Transportation
Services, Inc.	16,605	1,679,098
Old Dominion Freight Line, Inc.	8,790	1,277,099
		2,956,197
Semiconductors & Semiconductor Equipment — 2.0%
MKS Instruments, Inc.	10,840	1,086,493
Qorvo, Inc.(a)	11,330	1,110,680
		2,197,173

22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of April 30, 2020 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Software — 17.2%
8x8, Inc.(a)	64,220	1,089,171
Anaplan, Inc.(a)	35,620	1,455,433
Avalara, Inc.(a)	12,590	1,125,168
Ceridian HCM Holding, Inc.(a)	20,130	1,187,066
Fair Isaac Corp.(a)	5,455	1,925,288
Fortinet, Inc.(a)	22,630	2,438,156
Guidewire Software, Inc.(a)	16,390	1,488,868
HubSpot, Inc.(a)	16,058	2,707,861
Nutanix, Inc., Class A(a)	32,898	674,080
RealPage, Inc.(a)	37,190	2,398,383
Splunk, Inc.(a)	14,735	2,068,205
		18,557,679
Specialty Retail — 3.6%
Burlington Stores, Inc.(a)	12,570	2,296,414
Five Below, Inc.(a)	17,740	1,599,438
		3,895,852
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(a)	2,788	57,210
TOTAL COMMON STOCKS
(Cost $93,449,329)		103,730,416

Investment Company — 3.5%

Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.35%(b)	3,807,482	3,807,482
TOTAL INVESTMENT COMPANY
(Cost $3,807,482)		3,807,482
TOTAL INVESTMENTS
IN SECURITIES
(Cost $97,256,811) — 99.4%		107,537,898
Other Assets (Liabilities) — (0.6)%		606,895
NET ASSETS — 100%		$108,144,793
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized 7-day yield that was in effect on April 30, 2020.

ADR - American Depositary Receipt

See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of April 30, 2020 (Unaudited)

HSBC
Opportunity
Portfolio
Assets:
Investment in securities, at value	$107,537,898
Dividends receivable	3,115
Receivable for investments sold	1,070,436
Prepaid expenses	227
Total Assets	108,611,676

Liabilities:
Payable for investments purchased	310,553
Accrued expenses and other liabilities:
Investment Management	20,205
Sub-Advisory	44,450
Administration	1,495
Compliance Services	3,161
Accounting	5,635
Custodian	1,303
Printing	2,910
Professional	71,434
Trustee	4,362
Other	1,375
Total Liabilities	466,883

Net Assets Applicable to investors’ beneficial interest	$108,144,793
Investments in securities, at cost	$97,256,811

24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Operations—For the six months ended April 30, 2020 (Unaudited)

HSBC
Opportunity
Portfolio
Investment Income:
Dividends	$464,960
Foreign tax withholding	(4,228)
Total Investment Income	460,732

Expenses:
Investment Management Fees	151,564
Sub-Advisory Fees	333,442
Administration	11,082
Accounting	27,569
Compliance Services	19,510
Custodian	12,619
Printing	810
Professional	78,928
Trustee	52,808
Other	13,116
Total Expenses	701,448

Net Investment Income/(Loss)	$(240,716)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment securities	1,377,640
Change in unrealized appreciation/depreciation on investment securities	(2,872,160)

Net realized/unrealized gains/(losses) on investments	(1,494,520)
Change in Net Assets Resulting from Operations	$(1,735,236)

See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC FAMILY OF FUNDS

Statement of Changes in Net Assets

	HSBC Opportunity Portfolio
	Six Months Ended April 30, 2020 (Unaudited)	For the year ended October 31, 2019
Investment Activities:
Operations:
Net investment income/(loss)	$(240,716)	$(430,370)
Net realized gains/(losses) from investments	1,377,640	8,207,363
Change in unrealized appreciation/depreciation on investments	(2,872,160)	4,114,230
Change in net assets resulting from operations	(1,735,236)	11,891,223
Proceeds from contributions	2,682,907	8,912,396
Value of withdrawals	(17,335,448)	(42,456,442)
Change in net assets resulting from transactions in investors’ beneficial interest	(14,652,541)	(33,544,046)
Change in net assets	(16,387,777)	(21,652,823)

Net Assets:
Beginning of period	124,532,570	146,185,393
End of period	$108,144,793	$124,532,570

26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Financial Highlights

		Ratios/Supplementary Data
	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover(a)
HSBC OPPORTUNITY PORTFOLIO
Six Months Ended April 30, 2020 (Unaudited)	(2.32)%	$108,145	1.16%	(0.40)%	54%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%	81%
Year Ended October 31, 2018	6.99%	146,185	1.04%	(0.34)%	77%
Year Ended October 31, 2017	29.79%	137,857	0.91%	(0.15)%	80%
Year Ended October 31, 2016	(3.14)%	151,228	0.89%	(0.01)%	96%
Year Ended October 31, 2015	(1.57)%	237,595	0.88%	(0.19)%	63%

(a)   Not Annualized for periods less than one year.

(b)   Annualized for periods less than one year.

See notes to financial statements.	HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Opportunity Portfolio (the “Portfolio”):

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Feeder Fund	Proportionate Ownership Interest on April 30, 2020 (%)
Opportunity Fund	7.1
Opportunity Fund (Class I)	92.9

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

28	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities and Illiquid Investments:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Portfolio’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. To the extent that the Portfolio purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of April 30, 2020, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

●Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of April 30, 2020, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Portfolio (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust, however, the assets of the funds of the HSBC Funds that invest in the Portfolio are not double-counted. For the six-month period ended April 30, 2020, the effective annualized rate was 0.035%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust. For assets invested in the Portfolio by the HSBC Funds, the Portfolio pays half of the administration fee and the feeder funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of Fee Rate(%)	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by the Portfolio are reflected on the Statement of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for the Portfolio under the Services Agreement. For its services to the Portfolio, Citi receives an annual fee per portfolio, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the six-month period ended April 30, 2020, the Portfolio did not purchase any such securities.

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the six-month period ended April 30, 2020 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	63,711,368	81,704,833

6. Investment Risks:

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Portfolio’s performance. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Portfolio	112,578,611	19,473,578	(7,366,273)	12,107,305
____________________

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

8. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2020.

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 30, 2019 and December 10, 2019, the Independent Trustees met separately in executive sessions that were in person (the “Executive Sessions”) to consider the renewal of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds. At the December 11, 2019 meeting of the Board, the Board unanimously voted to approve the continuation of the Agreements (the “December Meeting”).

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers, as available; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, including rulemaking initiatives of the U.S. Securities and Exchange Commission (“SEC”); and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 30, 2019 Meeting and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trust’s arrangements with the affiliated Sub-Adviser to the Trust, HSBC Global Asset Management (UK) Limited, (v) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Independent Trustees, following the October 30, 2019 Executive Session.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 11, 2019, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to implement rulemaking initiatives of the SEC, including most recently, the SEC’s liquidity risk management and data modernization rules and rule amendments; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, and in overseeing the Sub-Advisers’ compliance with the same.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, and Westfield’s efforts to obtain best execution.

In the context of the HSBC High Yield Fund and HSBC Strategic Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the Sub-Advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the Meeting (including a separate unanimous vote of the Independent Trustees present in person at the Meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS	35

HSBC FAMILY OF FUNDS
Operation and Implementation of the Liquidity Risk Management Program (Unaudited)

The HSBC Funds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program is designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the Liquidity Program as well as the designation of the Fund Liquidity Review Group, which consists of investment, operations, risk, and compliance representatives from HSBC Global Asset Management (USA), Inc., to administer the Liquidity Program, subject to the oversight of the Board. The Fund Liquidity Review Group may engage third parties to perform certain functions under the Liquidity Program.

On April 1, 2020, the Fund Liquidity Review Group provided to the Board its annual report on the Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”), reviewed the operation of the Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report addressed the key components of the Liquidity Program, including the periodic assessment of the Funds’ liquidity risk based on a number of factors (including a Fund’s investment strategy and liquidity of its portfolio investments), classification of portfolio investments into one of four liquidity categories, 15% limit on the Funds’ acquisition of illiquid investments, highly liquid investment minimum requirements, and processes related to in-kind redemptions. The Fund Liquidity Review Group also reported on certain material events that occurred after the Review Period.

As reflected in the Annual Liquidity Report, the Fund Liquidity Review Group concluded that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the Review Period.

36	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2020 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2019 and held through the period ended April 30, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense Ratio	Account Value	Account Value	Paid During	Account Value	Paid During
	During Period	11/1/19	4/30/20	Period(1)	4/30/20	Period(1)
Opportunity Portfolio	1.16%	$1,000.00	$976.80	$5.70	$1,019.10	$5.82
____________________

(1)	Expenses are equal to the average account value over the period multiplied by the Portfolio’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

HSBC FAMILY OF FUNDS	37

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

38	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EQF-0620	06/20

HSBC Funds

Semi-Annual Report
April 30, 2020

FIXED INCOME FUNDS	Class A	Class I
HSBC High Yield Fund	HBYAX	HBYIX
HSBC Strategic Income Fund	HBIAX	HBIIX

HSBC Family of Funds
Semi-Annual Report - April 30, 2020

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Portfolio Composition	8

Schedules of Portfolio Investments

HSBC High Yield Fund	9
HSBC Strategic Income Fund	17
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	32
Investment Adviser Contract Approval	48
Operation and Implementation of the Liquidity Risk Management Program	51
Table of Shareholder Expenses	52
Other Information	53

Glossary of Terms

Bloomberg Barclays Global Aggregate Index is an index that is the measure of the global investment-grade debt from 24 local currency markets, which include treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

MSCI Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across 21 developed markets countries, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets.

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Value Added Tax (VAT) is a consumption tax placed on a product whenever value is added at each stage of the supply chain, from production to the point of sale. The amount of VAT that the user pays is on the cost of the product, less any of the costs of materials used in the product that have already been taxed.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Commentary From the Investment Manager (Unaudited)
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy experienced a significant contraction during the six-month period that began on November 1, 2019. Early in the period, positive developments around the U.K.’s strategy regarding its exit from the eurozone (commonly referred to as Brexit) and improvements in the tone of the U.S.-China trade negotiations helped ease concerns around slowing global economic growth. Although central banks largely refrained from additional stimulus measures late in the year, financial markets were encouraged by a general willingness among these banks to intercede if forecasts for modest economic growth did not pan out.

Those global growth expectations continued into the New Year in spite of ongoing regional headwinds such as disappointing manufacturing data in the eurozone and weaker-than-expected economic growth in China. In addition, it was not until late January that concerns about a new coronavirus (COVID-19) outbreak in China took root in the global consciousness. In short order, it became clear that COVID-19 would have a dramatic and negative impact on the global economy.

By the end of February, nations in the grip of the pandemic had closed their borders and established strict stay-at-home orders to help control the spread of the virus. The global economy all but ground to a halt in March, and governments launched stimulus efforts to shore up their respective economies. Global stock markets fell sharply in late February and early March, with major indexes posting historic declines. In April, some countries—including China—began to slowly reopen their economies. Investors reacted positively to these developments, driving equities off their March lows even as the full impact of COVID-19 on the global economy remained unclear.

The arc of U.S. economic growth generally followed the COVID-19 narrative, with modest growth to start the period followed by a rapid contraction. U.S. gross domestic product (GDP)1 increased at an annualized rate of 2.1% in the fourth quarter of 2019 only to turn negative in the first quarter of 2020, contracting by 4.8%. Projections for the second quarter of 2020 anticipate an even larger decline. The U.S. unemployment rate followed a similar path, hovering between 3.5% and 3.6% for the first four months of the period, before rising to 4.4% in March and then spiking to 14.7% in April.

In the U.S., interest rates fluctuated wildly on liquidity concerns and market disruptions. The yield curve briefly inverted as investors flocked to the relative safety of Treasuries, which helped drive prices up and pushed the 10-year Treasury yield below the yield on three-month Treasuries. An inverted yield curve is widely considered a leading indicator of an economic recession. In response to recessionary worries, the Federal Reserve Board cut short-term interest rates to zero in mid-March.

Elsewhere in developed countries, economic concerns that dominated the start of the period were rapidly eclipsed by the economic threat posed by COVID-19. In the eurozone, the region’s virus containment measures were expected to heavily affect economic growth, particularly for the region’s vulnerable manufacturing sector. Similarly, concerns over the U.K.’s economic reality post-Brexit were set aside to deal with the immediate threat of COVID-19. Moreover, in Japan, initial concerns over the potential impact of a VAT1 tax increase in the fourth quarter of 2019 gave way to the real impact of a global slowdown on Japan’s export-driven economy.

Emerging market economies were similarly impacted by the global pandemic. India’s decision to lock down the country on March 24 took a toll on the country’s GDP growth rate as well as the global supply chain. However, the increase in Chinese economic activity because of that country’s cautious reopening helped boost global sentiment, even as declining prices for oil and other commodities negatively impacted other emerging economies, including Russia, Brazil and countries in the Middle East and North Africa.

Market review

Global equity markets suffered a dramatic sell-off starting in mid-February. Stocks plunged to a low in mid-March before rebounding to a partial recovery in late March and early April. Uncertainty over the duration of the coronavirus pandemic and its potential economic impact caused volatility to spike, driving equity markets to a seesaw of sharp gains and losses over the final few weeks of the period.

U.S. stocks ended the six-month period with modest losses that masked the shocking declines experienced in February and March. Large-cap stocks weathered the downturn better than their small-cap peers, with the Russell 1000® Index1 of large-capitalization U.S. stocks returning -3.56%, while the Russell 2000® Index1 of small-cap stocks returned -15.47%.

International equities generally trailed U.S. stocks. The MSCI EAFE Index1 of developed-market international stocks declined -14.21%, while emerging markets fared just slightly better, with the MSCI Emerging Markets Index1 returning -10.50%.

After a relatively uneventful start to the period, global fixed income markets began the New Year with one of the more volatile quarters on record. In the U.S., taxable and municipal bond yields rose and fell rapidly while Treasury yields fell sharply as investors lost their appetite for risk amid the sell-off in equities. Bond returns varied widely based on quality. The Bloomberg Barclays U.S. Aggregate Bond Index1, which tracks investment-grade bonds in the U.S. market, returned 4.86% for the six-month period under review. By comparison, the ICE BofA U.S. High Yield Constrained Index1, which tracks high-yield bonds in the U.S. market, returned -7.69%. The Bloomberg Barclay’s Global Aggregate Bond Index1, which tracks the broader global investment-grade fixed income market, generally underperformed the comparable U.S. market, with a 1.45% return for the six-month period.

1	For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)
HSBC High Yield Fund
(Class A Shares and Class I Shares)

by Mary Bowers, Senior Portfolio Manager
Rick Liu, CFA, Senior Portfolio Manager

The HSBC High Yield Fund (the “Fund”) seeks to maximize total return (comprised of capital appreciation and income). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of high-yield securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. In a rising interest rate environment, bond prices may fall. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (whose value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are also subject to the risks associated with fixed-income securities. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including credit risk, the risk that the receipt of proceeds may be delayed, and the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2020, the Fund returned -6.75% (without sales charge) for the Class A Shares and -6.67% for the Class I Shares. That compared to a -7.69% total return for the Fund’s benchmark, the ICE BofA U.S. High Yield Constrained Index1, for the same period.

Portfolio Performance

Conditions in the credit markets changed dramatically over the six-month period ended April 30, 2020. Corporate bonds finished 2019 with impressive returns, driven in large part by optimism over the December trade deal between the U.S. and China, as well as solid economic data in the U.S. The New Year began with a continuation of the rally. Then, markets turned volatile in late January as investors reacted to news of the coronavirus outbreak in China, as well as geopolitical tensions in the Middle East. Corporate bond spreads widened in February amid growing concern over outbreaks of the coronavirus in other regions. In early March, markets experienced an historical sell-off sparked by a potential oil price war between Russia and Saudi Arabia and exacerbated by a number of countries shutting down their economies in an effort to contain the spread of the coronavirus. Following a low point for risk assets on March 23, 2020, markets partially recovered through the end of April amid massive central bank support programs and encouraging signs of declining coronavirus infection rates.

During the six-month period ended April 30, 2020, the U.S. Treasury yields fell across the curve, dropping dramatically in March as investors sold off risk assets. The 10-year Treasury yield ended the period at 0.64%, down from 1.69%. U.S. high-yield credit spreads widened by 672 bps (6.72%) to a high of 1087 (10.87%) on March 23, 2020 before recovering to end at 764 bps (7.64%).

The Fund outperformed its benchmark largely due to an underweight allocation to the energy sector, which was the worst performing sector, and an overweight allocation to technology, which was among the best performing sectors. Additionally, the Fund’s relative returns benefitted from an underweight allocation to lower-rated CCC and CC bonds, which were the worst performing segments over the period.†

The Fund maintained some derivative exposure during the period, including credit default swaps and currency forwards used to hedge non-USD exposure. The use of derivatives did not materially affect performance during the period.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC High Yield Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six	1	Since
As of April 30, 2020†	Date	Months*	Year	Inception	Gross	Net
HSBC High Yield Fund Class A1	7/14/15	-10.24	-7.60	1.62	2.60	0.93
HSBC High Yield Fund Class I	7/14/15	-6.67	-3.67	2.79	2.25	0.58
ICE BofA U.S. High Yield Constrained Index[3]	—	-7.69	-5.27	3.58	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

†	Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of high-yield securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.
*	Aggregate total return.
1	Reflects the maximum sales charge of 3.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.90% and 0.55% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2021. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the April 30, 2020 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The ICE BofA U.S. High Yield Constrained Index is an index that contains all of the securities in the ICE BofA U.S. High Yield Index, but caps issuer exposure at 2%. The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The performance of the indexes does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	5

Portfolio Reviews (Unaudited)
HSBC Strategic Income Fund (Class A Shares and Class I Shares)

by Jerry Samet, Senior Portfolio Manager
Rick Liu, CFA/Senior Portfolio Manager

The HSBC Strategic Income Fund (the “Fund”) seeks to provide a high level of current income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of higher-yielding securities.

Investment Concerns

There is no assurance that a portfolio will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. Portfolios may be subject to certain additional risks, which should be considered carefully along with their investment objectives and fees. Fixed income securities are subject to credit and interest rate risk. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. In a declining interest rate environment, the portfolio may generate less income. In a rising interest rate environment, bond prices may fall. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investments in high-yield securities are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions. Convertible securities entail risks associated with equity securities (value can fluctuate based on changes in a company’s financial condition or overall market conditions); investments in convertible securities are also subject to the risks associated with fixed income securities. Investments in foreign markets entail special risks such as currency, political, economic, and market risks. The risks of investing in emerging markets countries are greater than the risks generally associated with foreign investments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Loan-related investments are subject to various risks, including credit risk, the risk that the receipt of proceeds may be delayed, and the risk that the investment is or may become illiquid or that the collateral securing the loan may decline in value.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2020, the Fund returned -2.78% (without sales charge) for the Class A Shares and -2.61% for the Class I Shares. That compared to 4.86% total return for the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, for the same period.

Portfolio Performance

Conditions in the credit markets changed dramatically over the six-month period ended April 30, 2020. Corporate bonds finished 2019 with impressive returns, driven in large part by optimism over the December trade deal between the U.S. and China, as well as solid economic data in the U.S. The New Year began with a continuation of the rally. Then, markets turned volatile in late January as investors reacted to news of the coronavirus outbreak in China, as well as geopolitical tensions in the Middle East. Corporate bond spreads widened in February amid growing concern over outbreaks of the coronavirus in other regions. In early March, markets experienced an historical sell-off sparked by a potential oil price war between Russia and Saudi Arabia and exacerbated by a number of countries shutting down their economies in an effort to contain the spread of the coronavirus. Following a low point for risk assets on March 23, 2020, markets partially recovered through the end of April amid massive central bank support programs and encouraging signs of declining coronavirus infection rates.

During the six-month period ended April 30, 2020, the U.S. Treasury yields fell across the curve, dropping dramatically in March as investors sold off risk assets. The 10-year Treasury yield ended the period at 0.64%, down from 1.69%. U.S. high-yield credit spreads widened by 672 bps (6.72%) to a high of 1087 (10.87%) on March 23, 2020 before recovering to end at 764 bps (7.64%).

During the period, the Fund suffered from its focus on BBB and BB-rated bonds as this segment underperformed the broad investment-grade market during the period of volatility in late February and March. The Fund was however able to somewhat dampen the effects of the market sell off with the use of high-yield credit default swaps (CDX).†

The Fund maintained some derivative exposure during the period, including currency forwards used to hedge non-USD exposure and CDX. The currency forwards did not materially affect performance, while the CDX exposure helped limit the portfolio’s drawdown in March.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

6	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Strategic Income Fund

			Average Annual		Expense
Fund Performance			Total Return (%)		Ratio (%)[2]
	Inception	Six	1	Since
As of April 30, 2020†	Date	Months*	Year	Inception	Gross	Net
HSBC Strategic Income Fund Class A1	7/14/15	-6.44	-2.76	2.38	2.76	1.05
HSBC Strategic Income Fund Class I	7/14/15	-2.61	1.28	3.55	2.41	0.70
Bloomberg Barclays U.S. Aggregate Bond Index[3]	—	4.86	10.84	4.29	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2021.

†	Prior to April 1, 2019, the Fund primarily invested in a globally diversified portfolio of higher yielding securities. Performance prior to this date is based on the Fund’s former strategy, and future performance will vary.
*	Aggregate total return.
1	Reflects the maximum sales charge of 3.75%.
2	Reflects the expense ratio as reported in the prospectus dated February 28, 2020, as supplemented to date. HSBC Global Asset Management (USA) Inc., the Adviser, has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.05% and 0.70% for Class A Shares and Class I Shares, respectively. The expense limitation shall be in effect until March 1, 2021. The expense ratios reflected include acquired fund fees and expenses. Additional information pertaining to the April 30, 2020 expense ratios can be found in the financial highlights.
3	For additional information, please refer to the Glossary of Terms.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS	7

Portfolio Reviews
Portfolio Composition*
April 30, 2020 (Unaudited)

HSBC High Yield Fund
Geographic Region	Percentage of Investments at Value (%)†
United States	80.0
Luxembourg	4.5
Canada	4.0
United Kingdom	2.9
Australia	1.6
Ireland	1.1
Cayman Islands	0.9
Bahamas	0.8
Belgium	0.8
Switzerland	0.8
Zambia	0.8
France	0.4
Netherlands	0.4
Bermuda	0.3
Turkey	0.2
Argentina	0.2
Israel	0.2
El Salvador	0.1
Venezuela	0.0	NM
	100.0

HSBC Strategic Income Fund
Geographic Region	Percentage of Investments at Value (%)†
United States	75.6
United Kingdom	5.6
Canada	2.4
Ireland	1.8
France	2.1
Mexico	1.4
Luxembourg	1.2
Oman	1.2
Bermuda	1.0
Turkey	1.0
Australia	0.8
Saudi Arabia	0.8
Indonesia	0.8
Hong Kong SAR	0.7
Cayman Islands	0.7
Zambia	0.7
Russian Federation	0.5
Germany	0.4
Argentina	0.4
Netherlands	0.4
Sri Lanka	0.3
Bahamas	0.2
Venezuela	0.0	NM
	100.0
____________________

*	Portfolio composition is subject to change.
†	Excludes any instruments used for cash management.
NM Not meaningful, amount is less than 0.05%.

8	HSBC FAMILY OF FUNDS

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited)

Foreign Bonds — 0.9%

	Principal
	Amount †	Value ($)
France — 0.3%
Electricite de France SA, Series E,
5.37% (EUSA12 + 379 bps),
MTN, Callable 1/29/25
@ 100 (a)(b)(c)	100,000	113,846

Luxembourg — 0.2%
Kleopatra Holdings 1 SCA, 9.25%,
6/30/23, Callable 6/4/20
@ 102 (a)(d)	114,527	49,974

Netherlands — 0.4%
Trivium Packaging Finance BV,
3.75%, 8/15/26, Callable 8/15/22
@ 101.88 (a)(d)	100,000	107,296
TOTAL FOREIGN BONDS
(COST $366,168)		271,116

Yankee Dollars — 16.8%

	Principal
	Amount ($)
Argentina — 0.1%
IRSA Propiedades Comerciales
SA, Registered, 8.75%, 3/23/23,
Callable 5/11/20 @ 104.38 (a)	23,000	11,615
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	50,000	13,750
Republic of Argentina,
4.63%, 1/11/23	20,000	5,600
Republic of Argentina,
6.88%, 1/26/27	53,000	13,251
		44,216

Australia — 1.4%
FMG Resources August 2006 pty,
Ltd., 4.50%, 9/15/27, Callable
6/15/27 @ 100 (a)(d)	353,000	344,881
Mineral Resources, Ltd., 8.13%,
5/1/27, Callable 5/1/22
@ 106.09 (a)(d)	80,000	82,300
		427,181

Bahamas — 0.7%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 5/18/20
@ 105.44 (a)(d)	241,000	216,298

Belgium — 0.7%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 3/1/28, Callable
12/1/22@ 102.75 (a)(d)	200,000	204,000

Bermuda — 0.3%
Viking Cruises, Ltd., 5.88%,
9/15/27, Callable 9/15/22
@ 102.94 (a)(d)	108,000	73,513
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	11,000	8,643
		82,156

Canada — 3.5%
Cascades, Inc. /Cascades USA,
Inc., 5.13%, 1/15/26, Callable
1/15/23 @ 102.56 (a)(d)	57,000	57,000
Cascades, Inc. /Cascades USA,
Inc., 5.38%, 1/15/28, Callable
1/15/23 @ 102.69 (a)(d)	57,000	57,257
GFL Environmental, Inc., 5.63%,
5/1/22 (d)	79,000	80,111
GFL Environmental, Inc., 7.00%,
6/1/26, Callable 6/1/21
@ 103.5 (a)(d)	41,000	42,685
GFL Environmental, Inc., 5.13%,
12/15/26, Callable 12/15/22
@ 102.56 (a)(d)	19,000	19,760
Hudbay Minerals, Inc., 7.25%,
1/15/23, Callable 6/5/20
@ 103.63 (a)(d)	2,000	1,821
Hudbay Minerals, Inc., 7.63%,
1/15/25, Callable 6/5/20
@ 105.72 (a)(d)	117,000	105,827
Iamgold Corp., 7.00%, 4/15/25,
Callable 6/5/20 @ 105.25 (a)(d)	147,000	148,158
New Gold, Inc., 6.25%, 11/15/22,
Callable 5/13/20 @ 101.04 (a)(d)	198,000	197,010
Northwest Acquisitions ULC,
7.13%, 11/1/22, Callable 5/19/20
@ 103.56 (a)(d)(e)	18,000	1,845
Nova Chemicals Corp., 4.88%,
6/1/24, Callable 3/3/24
@ 100 (a)(d)	150,000	134,625
Nova Chemicals Corp., 5.00%,
5/1/25, Callable 1/31/25
@ 100 (a)(d)	34,000	28,716
Nova Chemicals Corp., 5.25%,
6/1/27, Callable 3/3/27
@ 100 (a)(d)	253,000	202,400
		1,077,215

Cayman Islands — 0.8%
Global Aircraft Leasing Co., Ltd.,
6.50%, 9/15/24, Callable 9/15/21
@ 103.25 (a)(d)	382,000	230,995

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Yankee Dollars, continued

	Principal
	Amount ($)	Value ($)
El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	30,100

Ireland — 1.0%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 5.87%
(H15T5Y + 454 bps), 10/10/79,
Callable 10/10/24 @ 100 (a)(c)	150,000	100,125
LCPR Senior Secured Financing
DAC, 6.75%, 10/15/27, Callable
10/15/22 @ 103.38 (a)(d)	200,000	206,000
		306,125
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands III BV,
3.15%, 10/1/26	50,000	43,500

Luxembourg — 4.0%
Altice Financing SA, 7.50%,
5/15/26, Callable 5/15/21
@ 103.75 (a)(d)	200,000	209,000
Altice France Holdings SA,
10.50%, 5/15/27, Callable
5/15/22 @ 105.25 (a)(d)	400,000	431,039
Altice France Holdings SA, 6.00%,
2/15/28, Callable 2/15/23
@ 103 (a)(d)	200,000	182,500
ARD Finance SA, 6.50%,
6/30/27, Callable 11/15/22
@ 103.25 (a)(d)	200,000	185,640
Intelsat Jackson Holdings SA,
8.50%, 10/15/24, Callable
10/15/20 @ 106.38 (a)(d)	326,000	189,080
		1,197,259
Switzerland — 0.7%
UBS Group AG, 7.00% (USSW5 +
487 bps), Callable 2/19/25
@ 100 (a)(b)(c)	200,000	214,500

Turkey — 0.2%
Republic of Turkey, 7.38%, 2/5/25	62,000	62,989

United Kingdom — 2.5%
Barclays PLC, 7.88% (USSW5 +
677 bps), Callable 3/15/22
@ 100 (a)(b)(c)	200,000	198,000
eG Global Finance PLC, 6.75%,
2/7/25, Callable 5/15/21
@ 103.38 (a)(d)	200,000	182,000
eG Global Finance PLC, 8.50%,
10/30/25, Callable 10/30/21
@ 104.25 (a)(d)	200,000	195,000
Virgin Media Finance PLC, 6.00%,
10/15/24, Callable 5/18/20
@ 103 (a)(d)	200,000	202,500
		777,500
Venezuela — 0.0%NM
Petroleos de Venezuela SA,
Registered, 9.00%, 11/17/21 (e)	35,000	1,313

Zambia — 0.7%
First Quantum Minerals, 7.50%,
4/1/25, Callable 6/5/20
@ 105.63 (a)(d)	235,000	207,387
TOTAL YANKEE DOLLARS
(COST $ 5,778,074)		5,122,734

Corporate Bonds — 71.2%

United States — 71.2%
Acadia Healthcare Co., Inc.,
5.63%, 2/15/23, Callable 6/5/20
@101.41(a)	65,000	61,724
Acadia Healthcare Co., Inc.,
6.50%, 3/1/24, Callable 6/5/20
@ 103.25(a)	185,000	177,600
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	157,000	156,214
American Express Co., 5.12%
(US0003M + 343 bps), Callable
8/15/20 @ 100.00(a)(b)(c)	65,000	56,713
Antero Resources Corp., 5.13%,
12/1/22, Callable 6/5/20
@ 100.00(a)	250,000	174,375
Archrock Partners LP/Archrock
Partners Finance Corp.,
6.88%, 4/1/27, Callable 4/1/22
@ 105.16(a)(d)	231,000	173,250
Arconic Corp., 6.00%, 5/15/25,
Callable 5/15/22 @ 103.00(a)(d)	112,000	113,260
Ardagh Packaging Finance PLC/
Ardagh Holdings USA Inc.,
2.13%, 8/15/26, Callable 8/15/22
@ 101.06 (a)(d)	EUR 100,000	105,220
Ascent Resources Utica Holdings
LLC/ARU Finance Corp., 7.00%,
11/1/26, Callable 11/1/21
@ 103.50(a)(d)	128,000	74,240
Banff Merger Sub, Inc., 9.75%,
9/1/26, Callable 9/1/21
@ 104.88(a)(d)	129,000	115,778
Bank of America Corp., 4.30%
(US0003M + 266 bps), Callable
1/28/25 @ 100.00(a)(b)(c)	65,000	58,338
Basuch Health Americas, Inc.,
8.50%, 1/31/27, Callable 7/31/22
@ 104.25(a)(d)	45,000	49,608
Bausch Health Americas, Inc.,
9.25%, 4/1/26, Callable 4/1/22
@ 104.63(a)(d)	100,000	110,000

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Bausch Health Cos., Inc., 5.00%,
1/30/28, Callable 1/30/23
@ 102.50(a)(d)	87,000	83,285
Bausch Health Cos., Inc., 5.25%,
1/30/30, Callable 1/30/25
@ 102.63(a)(d)	165,000	163,350
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20
@ 102.44(a)	88,000	91,740
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20
@ 105.00(a)	28,000	29,672
Blue Racer Midstream LLC/Blue
Racer Midstream Finance Corp.,
6.13%, 11/15/22, Callable 6/5/20
@ 101.53(a)(d)	259,000	220,150
Boyne USA, Inc., 7.25%, 5/1/25,
Callable 5/1/21 @ 103.63(a)(d)	60,000	60,000
Buckeye Partners LP, 4.13%,
3/1/25, Callable 2/1/25
@ 100.00(a)(d)	48,000	44,400
Buckeye Partners LP, 4.50%,
3/1/28, Callable 12/1/27
@ 100.00(a)(d)	229,000	206,100
Buckeye Partners LP, 5.85%,
11/15/43, Callable 5/15/43
@ 100.00(a)	37,000	27,010
Builders FirstSource, Inc.,
5.00%, 3/1/30, Callable 3/1/25
@ 102.50(a)(d)	52,000	44,621
Builders FirstSource, Inc.,
6.75%, 6/1/27, Callable 6/1/22
@ 103.38(a)(d)	28,000	28,840
Calpine Corp., 4.50%, 2/15/28,
Callable 2/15/23 @ 102.25(a)(d)	140,000	135,744
Calpine Corp., 5.13%, 3/15/28,
Callable 3/15/23 @ 102.56(a)(d)	205,000	199,875
Calpine Corp., 5.75%, 1/15/25,
Callable 6/5/20 @ 102.88(a)	110,000	109,446
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable
9/1/20 @ 100.00(a)(b)(c)	120,000	100,200
Cargo Aircraft Manageman,
4.75%, 2/1/28, Callable 2/1/23
@ 102.38(a)(d)	99,000	92,441
Carlson Travel, Inc., 6.75%,
12/15/23, Callable 6/5/20
@ 103.38(a)(d)	300,000	195,519
Carnival Corp., 11.50%, 4/1/23,
Callable 1/1/23 @ 100.00(a)(d)	60,000	62,681
CCO Holdings LLC, 4.50%,
8/15/30, Callable 2/15/25
@ 102.25(a)(d)	107,000	107,535
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	134,000	138,020
CCO Holdings LLC,
5.13%, 5/1/23(d)	164,000	166,101
Centene Corp., 3.38%, 2/15/30,
Callable 2/15/25 @ 101.69(a)(d)	17,000	17,148
Centene Corp., 4.63%, 12/15/29,
Callable 12/15/24 @ 102.31(a)(d)	95,000	104,025
Centene Corp., 5.38%, 6/1/26,
Callable 6/1/21 @ 104.03(a)(d)	85,000	90,067
CenturyLink, Inc., 4.00%, 2/15/27,
Callable 2/15/23 @ 102.00(a)(d)	20,000	19,400
CenturyLink, Inc., 5.13%, 12/15/26,
Callable 12/15/22 @ 102.56(a)(d)	58,000	54,955
Chobani LLC/Chobani Finance
Corp., Inc., 7.50%, 4/15/25,
Callable 6/5/20 @ 105.63(a)(d)	124,000	123,479
Citigroup, Inc., 4.70% (SOFR
+ 323 bps), Callable 1/30/25
@ 100.00(a)(b)(c)	105,000	91,350
Clearwater Paper Corp.,
5.38%, 2/1/25(d)	363,000	340,313
Cleveland-Cliffs, Inc., 5.88%,
6/1/27, Callable 6/1/22
@ 102.94(a)(d)	436,000	272,500
Cleveland-Cliffs, Inc., 6.75%,
3/15/26, Callable 3/15/22
@ 105.06(a)(d)	85,000	74,163
Cleveland-Cliffs, Inc., 9.88%,
10/17/25, Callable 10/17/22
@ 107.41(a)(d)	23,000	22,770
CommScope Technologies LLC,
6.00%, 6/15/25, Callable 6/15/20
@ 103.00(a)(d)	147,000	130,815
CommScope, Inc., 6.00%, 3/1/26,
Callable 3/1/22 @ 103.00(a)(d)	97,000	96,995
CommScope, Inc., 8.25%, 3/1/27,
Callable 3/1/22 @ 104.13(a)(d)	146,000	140,160
CSC Holdings LLC, 5.25%, 6/1/24	200,000	207,980
CSC Holdings LLC, 5.38%, 2/1/28,
Callable 2/1/23 @ 102.69(a)(d)	200,000	208,810
CSC Holdings LLC, 5.75%,
1/15/30, Callable 1/15/25
@ 102.88(a)(d)	200,000	207,938
CSC Holdings LLC, 10.88%,
10/15/25, Callable 10/15/20
@ 105.44(a)(d)	200,000	216,189
Dell, Inc., 7.10%, 4/15/28	109,000	120,445
Delta Air Lines, Inc.,
7.00%, 5/1/25(d)	106,000	108,639
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 5/21/20
@ 101.47(a)(d)	13,000	13,000
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 5/21/20
@ 105.34(a)(d)	174,000	180,299
Diamond Sports Group LLC/
Diamond Sports Finance Co.,
5.38%, 8/15/26, Callable 8/15/22
@ 102.69(a)(d)	259,000	196,840

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Diamond Sports Group LLC/
Diamond Sports Finance Co.,
6.63%, 8/15/27, Callable 8/15/22
@ 103.31(a)(d)	309,000	169,178
DISH DBS Corp., 5.00%, 3/15/23	76,000	72,390
DISH DBS Corp., 5.88%, 7/15/22	60,000	60,555
Embarq Corp., 8.00%, 6/1/36	315,000	324,450
EnLink Midstream Partners LP,
6.00% (US0003M + 411 bps),
Callable 12/15/22
@ 100.00(a)(b)(c)	205,000	55,350
Five Point Op Co. LP/Five Point
Capital Corp., 7.88%, 11/15/25,
Callable 11/15/20 @ 105.91(a)(d)	105,000	101,588
Ford Motor Co., 4.75%, 1/15/43	128,000	81,600
Ford Motor Co., 7.45%, 7/16/31	262,000	218,769
Ford Motor Co., 8.50%, 4/21/23	32,000	31,680
Ford Motor Co., 9.00%, 4/22/25,
Callable 3/22/25 @ 100.00(a)	55,000	53,488
Ford Motor Co., 9.63%, 4/22/30,
Callable 1/22/30 @ 100.00(a)	19,000	18,668
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22
@ 100.00(a)	44,000	43,890
Freeport-McMoRan, Inc.,
5.00%, 9/1/27, Callable 9/1/22
@ 102.50(a)	194,000	188,248
Freeport-McMoRan, Inc., 5.45%,
3/15/43, Callable 9/15/42
@ 100.00(a)	178,000	163,822
Genesis Energy LP, 5.63%,
6/15/24, Callable 6/5/20
@ 102.81(a)	40,000	33,800
Genesis Energy LP, 6.00%,
5/15/23, Callable 6/5/20
@ 101.50(a)	100,000	88,280
Genesis Energy LP, 7.75%, 2/1/28,
Callable 2/1/23 @ 105.81(a)	158,000	134,300
Go Daddy Operating Co. LLC/
GD Finance Co., Inc., 5.25%,
12/1/27, Callable 6/1/22
@ 102.63(a)(d)	237,000	243,518
Golden Nugget, Inc., 6.75%,
10/15/24, Callable 6/5/20
@ 103.38(a)(d)	150,000	117,000
Golden Nugget, Inc., 8.75%,
10/1/25, Callable 10/1/20
@ 104.38(a)(d)	133,000	74,480
Gray Television, Inc., 7.00%,
5/15/27, Callable 5/15/22
@ 105.25(a)(d)	82,000	82,590
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)	95,000	95,000
HCA, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)	200,000	222,500
Herc Holdings, Inc., 5.50%,
7/15/27, Callable 7/15/22
@ 102.75(a)(d)	200,000	187,480
Infor, Inc., 6.50%, 5/15/22, Callable
5/26/20 @ 100.00(a)	125,000	125,112
IQVIA, Inc., 2.25%, 1/15/28,
Callable 7/15/22 @ 101.13(a)(d)	EUR 100,000	106,283
Iron Mountain, Inc., 4.88%,
9/15/29, Callable 9/15/24
@ 102.44(a)(d)	60,000	57,449
Jacobs Entertainment, Inc.,
7.88%, 2/1/24, Callable 6/5/20
@ 105.91(a)(d)	264,000	199,980
Jaguar Holding Co. II, 6.38%,
8/1/23, Callable 6/5/20
@ 103.19(a)(d)	69,000	69,863
JBS USA LUX SA/JBS USA
Finance, Inc., 5.50%, 1/15/30,
Callable 1/15/25 @ 102.75(a)(d)	60,000	60,750
JBS USA LUX SA/JBS USA
Finance, Inc., 6.50%, 4/15/29,
Callable 4/15/24 @ 103.25(a)(d)	233,000	245,235
JBS USA LUX SA/JBS USA
Finance, Inc., Registered,
5.88%, 7/15/24, Callable 6/4/20
@ 102.94(a)	50,000	51,000
JPMorgan Chase & Co., 4.60%
(SOFR + 313 bps), Callable
2/1/25 @ 100.00(a)(b)(c)	245,000	219,765
JPMorgan Chase & Co., 5.00%
(SOFR + 338 bps), Callable
8/1/24 @ 100.00(a)(b)(c)	125,000	116,250
Kaiser Aluminum Corp., 6.50%,
5/1/25, Callable 5/1/22
@ 103.25(a)(d)	32,000	32,600
Kinetic Concepts, Inc. /KCI USA,
Inc., 12.50%, 11/1/21(d)	189,000	189,000
LABL Escrow Issuer LLC, 6.75%,
7/15/26, Callable 7/15/22
@ 103.38(a)(d)	143,000	147,761
Level 3 Financing, Inc., 4.63%,
9/15/27, Callable 9/15/22
@ 102.31(a)(d)	110,000	108,988
Level 3 Financing, Inc., 5.13%,
5/1/23, Callable 6/5/20
@ 100.00(a)	90,000	89,775
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 6/5/20
@ 101.34(a)	24,000	24,180
Level 3 Financing, Inc., 5.38%,
5/1/25, Callable 6/5/20
@ 102.69(a)	139,000	141,085
LifePoint Health, Inc., 4.38%,
2/15/27, Callable 2/15/22
@ 102.00(a)(d)	77,000	72,380
Manitowoc Co., Inc., 9.00%,
4/1/26, Callable 4/1/22
@ 104.50(a)(d)	122,000	109,800
Match Group, Inc., 4.13%, 8/1/30,
Callable 5/1/25 @ 102.06(a)(d)	171,000	165,870
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)	220,000	230,450

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Mauser Packaging Solutions
Holdings Co., 5.50%, 4/15/24,
Callable 6/5/20 @ 102.75(a)(d)	201,000	185,362
MGM Growth/MGM Finance,
5.63%, 5/1/24, Callable 2/1/24
@ 100.00(a)	38,000	38,578
MGM Growth/MGM Finance,
5.75%, 2/1/27, Callable 11/1/26
@ 100.00(a)	41,000	41,513
MPH Acquisition Holdings LLC,
7.13%, 6/1/24, Callable 6/5/20
@ 103.56(a)(d)	141,000	125,662
MTS Systems Corp., 5.75%,
8/15/27, Callable 8/15/22
@ 102.88(a)(d)	44,000	40,810
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27, Callable 1/15/23
@ 103.00(a)(d)	89,000	75,926
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23, Callable 7/15/20
@ 104.06(a)(d)	73,000	70,080
Navient Corp., 5.00%, 3/15/27,
Callable 9/15/26 @ 100.00(a)	49,000	41,258
Navient Corp., 6.50%, 6/15/22	100,000	96,750
Navient Corp., 6.75%, 6/15/26	198,000	178,695
Navient Corp., 7.25%,
1/25/22, MTN	150,000	147,000
Navistar International Corp.,
6.63%, 11/1/25, Callable 11/1/20
@ 103.31(a)(d)	85,000	72,905
Navistar International Corp.,
9.50%, 5/1/25, Callable 5/1/22
@ 107.13(a)(d)	156,000	163,410
NRG Energy, Inc., 5.25%, 6/15/29,
Callable 6/15/24 @ 102.63(a)(d)	100,000	107,125
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/21 @ 103.63(a)	54,000	58,050
Occidental Petroleum Corp.,
2.70%, 8/15/22	62,000	53,940
Occidental Petroleum Corp.,
3.40%, 4/15/26, Callable 1/15/26
@ 100.00(a)	90,000	64,350
Owens-Brockway Glass Container,
Inc., 6.38%, 8/15/25(d)	100,000	101,500
Panther BF Aggregator 2 LP,
8.50%, 5/15/27, Callable 5/15/22
@ 104.25(a)(d)	81,000	68,648
Parsley Energy LLC, 5.25%,
8/15/25, Callable 8/15/20
@ 103.94(a)(d)	69,000	60,720
PBF Logistics LP, 6.00%, 2/15/28,
Callable 2/15/23 @ 103.00(a)(d)	197,000	140,244
PBF Logistics LP, 6.88%, 5/15/23,
Callable 6/5/20 @ 101.72(a)	322,000	247,939
Performance Food Group, Inc.,
5.50%, 10/15/27, Callable
10/15/22 @ 102.75(a)(d)	39,000	37,051
PetSmart, Inc., 5.88%, 6/1/25,
Callable 6/5/20 @ 102.94(a)(d)	231,000	232,733
PetSmart, Inc., 7.13%, 3/15/23,
Callable 6/5/20 @ 101.78(a)(d)	298,000	282,355
Plains All American Pipeline LP,
6.12% (US0003M + 411 bps),
Callable 11/15/22
@ 100.00(a)(b)(c)	91,000	61,000
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20
@ 103.13(a)(d)	227,000	202,666
Polaris Intermediate Corp., 8.50%,
12/1/22, Callable 5/18/20
@ 104.00(a)(d)	248,000	207,700
Presidio Holding, Inc., 8.25%,
2/1/28, Callable 2/1/23
@ 104.13(a)(d)	256,000	252,621
Prime Security Services Borrower
LLC/Prime Finance, Inc.,
5.25%, 4/15/24(d)	214,000	209,654
Prime Security Services Borrower
LLC/Prime Finance, Inc., 6.25%,
1/15/28, Callable 1/15/23
@ 103.13(a)(d)	59,000	52,953
PTC, Inc., 4.00%, 2/15/28, Callable
2/15/23 @ 102.00(a)(d)	44,000	43,120
Refinitiv US Holdings, Inc., 4.50%,
5/15/26, Callable 11/15/21
@ 102.25(a)(d)	EUR 200,000	227,905
Refinitiv US Holdings, Inc., 6.25%,
5/15/26, Callable 11/15/21
@ 103.13(a)(d)	166,000	176,931
Refinitiv US Holdings, Inc., 8.25%,
11/15/26, Callable 11/15/21
@ 104.13(a)(d)	305,000	330,925
RegionalCare Hospital Partners
Holdings, Inc. /LifePoint Health,
Inc., 9.75%, 12/1/26, Callable
12/1/21 @ 104.88(a)(d)	355,000	379,849
Reynolds Group Issuer, Inc. /
Reynolds Group Issuer LLC,
5.13%, 7/15/23, Callable 6/5/20
@ 102.56(a)(d)	72,000	72,360
Sabre GLBL, Inc., 9.25%, 4/15/25,
Callable 3/16/25 @ 100.00(a)(d)	15,000	15,844
Scientific Games International,
Inc., 5.00%, 10/15/25, Callable
10/15/20 @ 103.75(a)(d)	150,000	130,995
Scientific Games International, Inc.,
7.00%, 5/15/28, Callable 5/15/23
@ 103.50(a)(d)	119,000	85,680
Scientific Games International, Inc.,
8.25%, 3/15/26, Callable 3/15/22
@ 104.13(a)(d)	161,000	121,555
Select Medical Corp., 6.25%,
8/15/26, Callable 8/15/22
@ 103.13(a)(d)	445,000	424,974

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued

	Principal
	Amount ($)	Value ($)
United States — continued
Service Corp. International,
5.13%, 6/1/29, Callable 6/1/24
@ 102.56(a)	60,000	62,400
Sinclair Television Group, Inc.,
5.50%, 3/1/30, Callable 12/1/24
@ 102.75(a)(d)	143,000	118,690
Sirius XM Radio, Inc., 5.50%,
7/1/29, Callable 7/1/24
@ 102.75(a)(d)	200,000	210,920
SM Energy Co., 5.63%, 6/1/25,
Callable 6/5/20 @ 102.81(a)	150,000	42,000
Sprint Communications, Inc.,
6.00%, 11/15/22	125,000	132,201
Sprint Corp., 7.13%, 6/15/24	30,000	33,675
Talen Energy Supply LLC, 6.63%,
1/15/28, Callable 1/15/23
@ 103.31(a)(d)	240,000	225,792
Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.,
6.00%, 3/1/27, Callable 3/1/23
@ 103.00(a)(d)	352,000	234,080
Targa Resources Partners LP,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50(a)	64,000	54,461
Targa Resources Partners LP,
6.75%, 3/15/24, Callable 6/5/20
@ 103.38(a)	31,000	29,295
Targa Resources Partners LP,
6.88%, 1/15/29, Callable 1/15/24
@ 103.44(a)	167,000	153,156
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27, Callable 3/15/27
@ 100.00(a)(d)	100,000	92,000
TEGNA, Inc., 5.00%, 9/15/29,
Callable 9/15/24 @ 102.50(a)(d)	137,000	122,469
Tempo Acquisition LLC/Tempo
Acquisition Finance Corp.,
6.75%, 6/1/25, Callable 6/1/20
@ 103.38(a)(d)	267,000	258,989
Tenet Healthcare Corp., 5.13%,
11/1/27, Callable 11/1/22
@ 102.56(a)(d)	101,000	99,738
Tenet Healthcare Corp., 6.25%,
2/1/27, Callable 2/1/22
@ 103.13(a)(d)	127,000	125,044
Tenneco, Inc., 5.00%, 7/15/26,
Callable 7/15/21 @ 102.50(a)	174,000	77,848
The Chemours Co., 6.63%,
5/15/23, Callable 6/5/20
@ 101.66(a)	39,000	36,465
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 5/18/20 @ 102.25(a)	5,000	5,098
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 5/18/20 @ 102.17(a)	150,000	153,360
Tronox, Inc., 6.50%, 5/1/25,
Callable 5/1/22 @ 103.25(a)(d)	144,000	144,540
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	157,000	130,263
Viper Energy Partners LP, 5.38%,
11/1/27, Callable 11/1/22
@ 102.69(a)(d)	30,000	26,850
Warrior Met Coal, Inc., 8.00%,
11/1/24, Callable 11/1/20
@ 104.00(a)(d)	341,000	319,687
Waste Pro USA, Inc., 5.50%,
2/15/26, Callable 2/15/21
@ 104.13(a)(d)	92,000	91,080
Wolverine Escrow LLC, 8.50%,
11/15/24, Callable 11/15/21
@ 106.38(a)(d)	189,000	132,773
Wolverine Escrow LLC, 9.00%,
11/15/26, Callable 11/15/22
@ 106.75(a)(d)	147,000	101,915
Wyndham Destinations, Inc.,
4.63%, 3/1/30, Callable 12/1/29
@ 100.00(a)(d)	136,000	115,600
Wyndham Worldwide Corp.,
6.35%, 10/1/25, Callable 7/1/25
@ 100.00(a)	161,000	142,485
XPO Logistics, Inc., 6.75%,
8/15/24, Callable 8/15/21
@ 103.38(a)(d)	217,000	223,423
Yum! Brands, Inc., 4.75%,
1/15/30, Callable 10/15/29 @
100.00(a)(d)	80,000	81,600
Yum! Brands, Inc., 7.75%, 4/1/25,
Callable 4/1/22 @ 103.88(a)(d)	25,000	27,253
Zayo Group Holdings, Inc.,
4.00%, 3/1/27, Callable 3/1/21
@ 102.00(a)(d)	34,000	32,974
		21,764,990
TOTAL CORPORATE BONDS
(COST $23,502,959)		21,764,990

Exchange Traded Funds — 4.6%

	Shares
iShares iBoxx High Yield Corporate
Bond ETF	5,000	402,150
iShares JPMorgan USD Emerging
Markets Bond ETF	10,019	1,006,910

TOTAL EXCHANGE TRADED
FUNDS (COST $1,497,772)		1,409,060

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Investment Companies — 5.3%
	Shares	Value ($)
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.40%(f)	1,619,608	1,619,608

TOTAL INVESTMENT COMPANIES
(COST $1,619,608)		1,619,608

TOTAL INVESTMENTS IN
SECURITIES
(COST $32,764,581) – 98.8%		30,187,508

Other Assets
(Liabilities) – 1.2%		377,550

NET ASSETS – 100%		$30,565,058
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on April 30, 2020.
NM Not meaningful, amount is less than 0.05%.
bps — Basis Points
ETF — Exchange-Traded Fund
EUR — Euro
EUSA12 — Euro 12 Year Swap Rate
H15T5Y — 5 Year Treasury Constant Maturity Rate
MTN — Medium Term Note
SOFR — Secured Overnight Financing Rate
ULC — Unlimited Liability Co.
US0003M — 3 Month US Dollar LIBOR
USSW5 — USD 5 Year Swap Rate

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2020:

Percentage of
Industry	Net Assets at Value (%)*
Oil, Gas & Consumable Fuels	7.7
Metals & Mining	7.4
Health Care Providers & Services	6.8
Diversified Financial Services	6.2
Media	6.1
Hotels, Restaurants & Leisure	6.1
Investment Companies	5.3
Exchange Traded Fund	4.6
Containers & Packaging	4.0
IT Services	4.0
Diversified Telecommunication
Services	3.5
Consumer Finance	3.1
Independent Power and Renewable
Electricity Producers	2.8
Commercial Services & Supplies	2.5
Banks	2.3
Chemicals	1.8
Specialty Retail	1.7
Wireless Telecommunication Services	1.7
Food Products	1.6
Pharmaceuticals	1.5
Auto Components	1.4
Capital Markets	1.4
Automobiles	1.4
Interactive Media & Services	1.3
Communications Equipment	1.2
Electric Utilities	1.2
Paper & Forest Products	1.1
Machinery	1.1
Technology Hardware, Storage
& Peripherals	1.0
Air Freight & Logistics	1.0
Trading Companies & Distributors	0.9
Software	0.6
Health Care Equipment & Supplies	0.6
Energy Equipment & Services	0.6
Thrifts & Mortgage Finance	0.5
Life Sciences Tools & Services	0.4
Airlines	0.4
Real Estate Management
& Development	0.4
Equity Real Estate Investment Trusts	0.4
Household Durables	0.3
Sovereign Bond	0.3
Building Products	0.2
Diversified Consumer Services	0.2
Electronic Equipment, Instruments
& Components	0.1
Food & Staples Retailing	0.1
Total	98.8
____________________

*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC HIGH YIELD FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount of			Settlement	(Depreciation)
currency to be purchased		currency to be sold		Counterparty	Date	($)
U.S. Dollar	883,630	European Euro	800,000	Morgan Stanley	5/5/20	6,986
U.S. Dollar	869,985	European Euro	800,000	Morgan Stanley	6/2/20	(7,131)
						(145)

			Total unrealized appreciation			$6,986
			Total unrealized depreciation			(7,131)
			Total net unrealized appreciation/(depreciation)			$(145)

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited)

Foreign Bonds — 3.1%
	Principal
	Amount †	Value ($)
France — 1.9%
BNP Paribas Cardif SA, 4.03%
(EUR003M + 393 bps), Callable
11/25/25 @ 100 (a)(b)(c)	200,000	229,388
Electricite de France SA, Series E,
5.37% (EUSA12 + 379 bps), MTN,
Callable 1/29/25 @ 100 (a)(b)(c)	100,000	113,845
Quatrim SASU, 5.88%, 1/31/24,
Callable 11/15/21 @ 102.94 (a)(d)	200,000	222,262
		565,495
Germany — 0.4%
Commerzbank AG, Series E,
4.00%, 3/30/27	100,000	108,860

Luxembourg — 0.4%
Kleopatra Holdings 1 SCA, Registered,
9.25%, 6/30/23, Callable 6/4/20
@ 102 (a)	286,317	124,935

Netherlands — 0.4%
Trivium Packaging Finance BV,
3.75%, 8/15/26, Callable 8/15/22
@ 101.88 (a)(d)	100,000	107,296

TOTAL FOREIGN BONDS
(COST $1,077,037)		906,586

Yankee Dollars — 19.1%

	Principal
	Amount ($)
Argentina — 0.4%
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	174,000	47,850
Republic of Argentina, 5.88%,
1/11/28	83,000	20,875
Republic of Argentina, 6.88%,
1/11/48	170,000	39,527
		108,252
Australia — 0.8%
FMG Resources August 2006 pty, Ltd.,
4.50%, 9/15/27, Callable 6/15/27
@ 100 (a)(d)	150,000	146,550
Mineral Resources, Ltd., 8.13%, 5/1/27,
Callable 5/1/22 @ 106.09 (a)(d)	74,000	76,128
		222,678
Bahamas — 0.1%
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 5/18/20
@ 105.44 (a)(d)	48,000	43,080

Bermuda — 0.9%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	95,363
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	203,000	159,497
		254,860
Canada — 2.2%
Cascades, Inc./Cascades USA, Inc.,
5.13%, 1/15/26, Callable 1/15/23
@ 102.56 (a)(d)	52,000	52,000
Cascades, Inc./Cascades USA, Inc.,
5.38%, 1/15/28, Callable 1/15/23
@ 102.69 (a)(d)	52,000	52,234
Enbridge, Inc., 5.50% (US0003M + 342
bps), 7/15/77, Callable 7/15/27
@ 100 (a)(c)	55,000	48,208
GFL Environmental, Inc., 5.13%,
12/15/26, Callable 12/15/22
@ 102.56 (a)(d)	18,000	18,720
Iamgold Corp., 7.00%, 4/15/25,
Callable 6/5/20 @ 105.25 (a)(d)	39,000	39,307
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (a)	50,000	52,546
New Gold, Inc., 6.25%, 11/15/22,
Callable 5/13/20 @ 101.04 (a)(d)	153,000	152,235
New Gold, Inc., 6.38%, 5/15/25,
Callable 6/5/20 @ 104.78 (a)(d)	18,000	17,280
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 5/19/20
@ 103.56 (a)(d)(e)	162,000	16,605
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	237,000	189,600
		638,735
Cayman Islands — 0.6%
Global Aircraft Leasing Co., Ltd.,
6.50%, 9/15/24, Callable 9/15/21
@ 103.25 (a)(d)	300,000	181,410

Hong Kong SAR — 0.7%
CK Hutchison Capital Securities 17, Ltd.,
4.00% (H15T5Y + 207 bps), Callable
5/12/22 @ 100 (a)(b)(c)(d)	200,000	194,500

Indonesia — 0.7%
Perusahaan Listrik Negara PT,
Registered, 4.13%, 5/15/27, MTN	200,000	198,500

Ireland — 1.6%
AerCap Holdings NV, 3.50%, 1/15/25,
Callable 11/15/24 @ 100 (a)	150,000	129,352
Avolon Holdings Funding, Ltd.,
4.38%, 5/1/26, Callable 3/1/26
@ 100 (a)(d)	400,000	342,522
		471,874
Luxembourg — 0.6%
ARD Finance SA, 6.50%, 6/30/27,
Callable 11/15/22 @ 103.25 (a)(d)	200,000	185,640

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Yankee Dollars, continued
	Principal
	Amount ($)	Value ($)
Mexico — 1.3%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%,
3/10/21	150,000	152,700
Petroleos Mexicanos, 4.88%,
1/24/22	110,000	105,050
Petroleos Mexicanos, 6.50%,
3/13/27	97,000	78,667
Petroleos Mexicanos, 5.35%,
2/12/28	46,000	34,270
		370,687
Oman — 1.1%
Oman Government International Bond,
Registered, 5.38%, 3/8/27	400,000	305,735

Russian Federation — 0.5%
Gazprom OAO, Registered, 7.29%,
8/16/37	100,000	137,132

Saudi Arabia — 0.7%
Saudi Arabian Oil Co., 4.38%,
4/16/49 (d)	200,000	203,236

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	87,000

Turkey — 0.9%
Republic of Turkey, 6.88%, 3/17/36	68,000	61,370
Turkiye Is Bankasi AS, 6.13%,
4/25/24, MTN	200,000	192,000
		253,370
United Kingdom — 5.0%
Barclays PLC, 4.38%, 1/12/26	200,000	215,003
eG Global Finance PLC, 8.50%,
10/30/25, Callable 10/30/21
@ 104.25 (a)(d)	200,000	195,000
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	216,517
Nationwide Building Society, 3.62%
(US0003M + 118 bps), 4/26/23,
Callable 4/26/22 @ 100 (a)(c)(d)	200,000	205,092
Royal Bank of Scotland Group PLC,
3.75% (H15T5Y + 210 bps), 11/1/29,
Callable 11/1/24 @ 100 (a)(c)	200,000	199,322
Santander UK Group Holdings, 3.82%
(US0003M + 140 bps), 11/3/28,
Callable 11/3/27 @ 100 (a)(c)	200,000	211,358
Vodafone Group PLC, 4.38%,
5/30/28	200,000	229,191
		1,471,483
Venezuela — 0.0%NM
Republic of Venezuela, 11.95%,
8/5/31 (e)	30,000	2,400

Zambia — 0.7%
First Quantum Minerals, 7.50%, 4/1/25,
Callable 6/5/20 @ 105.63 (a)(d)	212,000	187,090

TOTAL YANKEE DOLLARS
(COST $6,260,874)		5,517,662

Corporate Bonds — 69.4%

United States — 69.4%
Adient US LLC, 7.00%, 5/15/26,
Callable 5/15/22 @ 103.50(a)(d)	144,000	143,280
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24, Callable 12/15/23
@ 100.00(a)	55,000	59,048
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)	63,000	64,575
American Express Co., 4.03%
(US0003M + 329 bps), Callable
6/15/20 @ 100.00(a)(b)(c)	300,000	256,875
American Express Co., 5.12%
(US0003M + 343 bps), Callable
8/15/20 @ 100.00(a)(b)(c)	48,000	41,880
Antero Resources Corp., 5.13%,
12/1/22, Callable 6/5/20
@ 100.00(a)	275,000	191,813
Antero Resources Corp., 5.38%,
11/1/21, Callable 6/5/20
@ 100.00(a)	24,000	21,465
Archrock Partners LP/Archrock Partners
Finance Corp., 6.88%, 4/1/27,
Callable 4/1/22 @ 105.16(a)(d)	30,000	22,500
Arconic Corp., 6.00%, 5/15/25, Callable
5/15/22 @ 103.00(a)(d)	43,000	43,484
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., 2.13%, 8/15/26,
Callable 8/15/22 @ 101.06 (a)(d)	EUR 100,000	105,220
Ascent Resources Utica Holdings LLC/
ARU Finance Corp., 7.00%, 11/1/26,
Callable 11/1/21 @ 103.50(a)(d)	83,000	48,140
AT&T, Inc., 1.96% (US0003M + 118
bps), 6/12/24(c)	40,000	39,205
Bank of America Corp., 4.30%
(US0003M + 266 bps), Callable
1/28/25 @ 100.00(a)(b)(c)	60,000	53,850
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)	35,000	37,275
Bausch Health Cos., Inc., 5.00%,
1/30/28, Callable 1/30/23
@ 102.50(a)(d)	78,000	74,669
Bausch Health Cos., Inc., 5.25%,
1/30/30, Callable 1/30/25
@ 102.63(a)(d)	59,000	58,410
Blue Racer Midstream LLC/Blue Racer
Midstream Finance Corp., 6.13%,
11/15/22, Callable 6/5/20
@ 101.53(a)(d)	164,000	139,400
Brandywine Operating Partnership LP,
3.95%, 11/15/27, Callable 8/15/27
@ 100.00(a)	35,000	35,914
Broadcom, Inc., 4.70%, 4/15/25,
Callable 3/15/25 @ 100.00(a)(d)	500,000	550,872
Buckeye Partners LP, 5.85%, 11/15/43,
Callable 5/15/43 @ 100.00(a)	100,000	73,000
Builders FirstSource, Inc., 5.00%,
3/1/30, Callable 3/1/25
@ 102.50(a)(d)	47,000	40,331
Builders FirstSource, Inc., 6.75%,
6/1/27, Callable 6/1/22
@ 103.38(a)(d)	127,000	130,810
Calpine Corp., 4.50%, 2/15/28, Callable
2/15/23 @ 102.25(a)(d)	125,000	121,200

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued
	Principal
	Amount ($)	Value ($)
United States — continued
Care Capital Properties, Inc., 5.13%,
8/15/26, Callable 5/15/26
@ 100.00(a)	145,000	140,439
Carnival Corp., 11.50%, 4/1/23,
Callable 1/1/23 @ 100.00(a)(d)	55,000	57,458
Centene Corp., 4.25%, 12/15/27,
Callable 12/15/22 @ 102.13(a)(d)	35,000	36,619
Centene Corp., 5.37%, 8/15/26,
Callable 8/15/21 @ 104.03(a)(d)	50,000	53,255
Centene Corp., 5.38%, 6/1/26,
Callable 6/1/21 @ 104.03(a)(d)	35,000	37,086
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 6/5/20
@ 103.06(a)	31,000	31,310
Charles River Laboratories International,
Inc., 4.25%, 5/1/28, Callable 5/1/23
@ 102.13(a)(d)	36,000	36,315
Charter Communications Operating
LLC/Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100.00(a)	200,000	250,099
Cheniere Corpus Christi Holding LLC,
3.70%, 11/15/29, Callable 5/18/29
@ 100.00(a)(d)	50,000	45,859
Citigroup, Inc., 4.13%, 7/25/28	70,000	75,524
Citigroup, Inc., 4.60%, 3/9/26	40,000	43,920
Citigroup, Inc., 4.70% (SOFR + 323
bps), Callable 1/30/25
@ 100.00(a)(b)(c)	95,000	82,650
Clearwater Paper Corp., 5.38%,
2/1/25(d)	340,000	318,750
Cleveland-Cliffs, Inc., 5.88%, 6/1/27,
Callable 6/1/22 @ 102.94(a)(d)	127,000	79,375
Cleveland-Cliffs, Inc., 6.75%, 3/15/26,
Callable 3/15/22 @ 105.06(a)(d)	79,000	68,928
Cleveland-Cliffs, Inc., 9.88%, 10/17/25,
Callable 10/17/22 @ 107.41(a)(d)	22,000	21,780
CommScope, Inc., 6.00%, 3/1/26,
Callable 3/1/22 @ 103.00(a)(d)	124,000	123,994
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/43 @ 100.00(a)	110,000	76,450
DCP Midstream LLC, 8.13%, 8/16/30	55,000	42,900
Dell International LLC/EMC Corp.,
4.90%, 10/1/26, Callable 8/1/26
@ 100.00(a)(d)	200,000	206,972
Dell International LLC/EMC Corp.,
5.85%, 7/15/25, Callable 6/15/25
@ 100.00(a)(d)	250,000	272,551
Dell, Inc., 7.10%, 4/15/28	28,000	30,940
Delta Air Lines, Inc., 7.00%,
5/1/25(d)	99,000	101,465
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 5/21/20
@ 101.47(a)(d)	4,000	4,000
Diamond 1 Finance/Diamond 2,
6.02%, 6/15/26, Callable 3/15/26
@ 100.00(a)(d)	50,000	54,098
Diamond Sports Group LLC/Diamond
Sports Finance Co., 5.38%, 8/15/26,
Callable 8/15/22 @ 102.69(a)(d)	185,000	140,599
Diamond Sports Group LLC/Diamond
Sports Finance Co., 6.63%, 8/15/27,
Callable 8/15/22 @ 103.31(a)(d)	185,000	101,288
Discover Bank, 3.45%, 7/27/26,
Callable 4/27/26 @ 100.00(a)	250,000	248,515
Discover Financial Services,
3.95%, 11/6/24, Callable 8/6/24
@ 100.00(a)	100,000	102,374
Embarq Corp., 8.00%, 6/1/36	150,000	154,500
Enable Midstream Partners LP,
4.95%, 5/15/28, Callable 2/15/28
@ 100.00(a)	245,000	188,058
Energy Transfer Partners LP,
6.00%, 6/15/48, Callable 12/15/47
@ 100.00(a)	25,000	23,473
Energy Transfer Partners LP,
6.25% (US0003M + 418 bps),
Callable 2/15/23 @ 100.00(a)(b)(c)	50,000	35,000
EnLink Midstream Partners LP,
5.45%, 6/1/47, Callable 12/1/46
@ 100.00(a)	80,000	32,500
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)	51,000	13,770
Enterprise Products Operating LLC,
5.25% (US0003M + 303 bps),
8/16/77, Callable 8/16/27
@ 100.00(a)(c)	35,000	31,490
Enterprise Products Operating LLC,
5.37% (US0003M + 257 bps), 2/15/78,
Callable 2/15/28 @ 100.00(a)(c)	30,000	26,025
EOG Resources, Inc., 4.38%, 4/15/30,
Callable 1/15/30 @ 100.00(a)	55,000	61,347
EPR Properties, 4.50%, 6/1/27, Callable
3/1/27 @ 100.00(a)	35,000	29,324
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/26 @ 100.00(a)	100,000	84,674
EPR Properties, 4.95%, 4/15/28,
Callable 1/15/28 @ 100.00(a)	35,000	29,792
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/21 @ 102.94(a)	200,000	207,719
Exxon Mobil Corp., 2.61%, 10/15/30,
Callable 7/15/30 @ 100.00(a)	500,000	520,643
Fifth Third Bancorp, 4.58%
(US0003M + 313 bps), Callable
6/5/20 @ 100.00(a)(b)(c)	50,000	41,750
Ford Motor Co., 9.00%, 4/22/25,
Callable 3/22/25 @ 100.00(a)	52,000	50,570
Ford Motor Co., 9.63%, 4/22/30,
Callable 1/22/30 @ 100.00(a)	18,000	17,685
Ford Motor Credit Co. LLC,
5.11%, 5/3/29, Callable 2/3/29
@ 100.00(a)	500,000	430,000
Fox Corp., 4.71%, 1/25/29, Callable
10/25/28 @ 100.00(a)	225,000	261,092
Freeport-McMoRan, Inc.,
5.00%, 9/1/27, Callable 9/1/22
@ 102.50(a)	100,000	97,035
General Motors Acceptance Corp.,
8.00%, 11/1/31	200,000	243,336

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued
	Principal
	Amount ($)	Value ($)
United States — continued
General Motors Financial Co., Inc.,
1.60% (US0003M + 110 bps),
11/6/21(c)	40,000	37,433
General Motors Financial Co., Inc.,
3.55%, 7/8/22	300,000	290,461
General Motors Financial Co., Inc.,
4.35%, 1/17/27, Callable 10/17/26
@ 100.00(a)	80,000	72,748
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/5/20 @ 102.81(a)	30,000	25,350
Genesis Energy LP, 7.75%, 2/1/28,
Callable 2/1/23 @ 105.81(a)	112,000	95,200
Go Daddy Operating Co. LLC/GD
Finance Co., Inc., 5.25%, 12/1/27,
Callable 6/1/22 @ 102.63(a)(d)	100,000	102,750
Gray Television, Inc., 7.00%, 5/15/27,
Callable 5/15/22 @ 105.25(a)(d)	21,000	21,151
Greif, Inc., 6.50%, 3/1/27, Callable
3/1/22 @ 103.25(a)(d)	374,000	374,000
HCA, Inc., 4.13%, 6/15/29, Callable
3/15/29 @ 100.00(a)	65,000	69,865
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00(a)	50,000	54,047
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)	35,000	42,073
HCP, Inc., 3.25%, 7/15/26, Callable
5/15/26 @ 100.00(a)	60,000	60,195
HealthSouth Corp., 5.75%, 11/1/24,
Callable 6/5/20 @ 100.96(a)	18,000	18,090
Herc Holdings, Inc., 5.50%, 7/15/27,
Callable 7/15/22 @ 102.75(a)(d)	180,000	168,732
Host Hotels & Resorts LP,
4.50%, 2/1/26, Callable 11/1/25
@ 100.00(a)	50,000	47,920
Howmet Aerospace, Inc, 5.90%,
2/1/27	34,000	32,480
IQVIA, Inc., 2.25%, 1/15/28, Callable
7/15/22 @ 101.13(a)(d)	EUR 100,000	106,283
Iron Mountain, Inc., 4.88%, 9/15/29,
Callable 9/15/24 @ 102.44(a)(d)	55,000	52,663
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)	183,000	180,062
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 6/5/20
@ 105.91(a)(d)	150,000	113,625
JBS USA LUX SA/JBS USA Finance,
Inc., 6.50%, 4/15/29, Callable
4/15/24 @ 103.25(a)(d)	180,000	189,452
JPMorgan Chase & Co., 4.60% (SOFR
+ 313 bps), Callable 2/1/25
@ 100.00(a)(b)(c)	220,000	197,340
JPMorgan Chase & Co., 6.10%
(US0003M + 333 bps), Callable
10/1/24 @ 100.00(a)(b)(c)	40,000	41,000
Kaiser Aluminum Corp., 6.50%, 5/1/25,
Callable 5/1/22 @ 103.25(a)(d)	30,000	30,563
Kennametal, Inc., 4.63%, 6/15/28,
Callable 3/15/28 @ 100.00(a)	335,000	332,606
LABL Escrow Issuer LLC, 6.75%,
7/15/26, Callable 7/15/22
@ 103.38(a)(d)	269,000	277,958
Lam Research Corp., 3.75%, 3/15/26,
Callable 1/15/26 @ 100.00(a)	250,000	279,768
Level 3 Financing, Inc., 4.63%, 9/15/27,
Callable 9/15/22 @ 102.31(a)(d)	100,000	99,080
LifePoint Health, Inc., 4.38%, 2/15/27,
Callable 2/15/22 @ 102.00(a)(d)	28,000	26,320
Lowe's Cos., Inc., 3.65%, 4/5/29,
Callable 1/5/29 @ 100.00(a)	300,000	328,945
Manitowoc Co., Inc., 9.00%, 4/1/26,
Callable 4/1/22 @ 104.50(a)(d)	34,000	30,600
Marathon Petroleum Corp.,
4.50%, 5/1/23, Callable 4/1/23
@ 100.00(a)	120,000	120,320
Match Group, Inc., 5.63%, 2/15/29,
Callable 2/15/24 @ 102.81(a)(d)	166,000	173,885
Micron Technology, Inc., 2.50%,
4/24/23	165,000	167,931
Morgan Stanley, 4.35%,
9/8/26, MTN	250,000	275,318
MTS Systems Corp., 5.75%, 8/15/27,
Callable 8/15/22 @ 102.88(a)(d)	41,000	38,028
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27, Callable 1/15/23
@ 103.00(a)(d)	64,000	54,598
Navient Corp., 5.00%, 3/15/27, Callable
9/15/26 @ 100.00(a)	48,000	40,416
Navient Corp., 5.88%, 10/25/24	170,000	154,700
Navient Corp., 6.50%, 6/15/22	150,000	145,125
Navistar International Corp.,
9.50%, 5/1/25, Callable 5/1/22
@ 107.13(a)(d)	130,000	136,175
NRG Energy, Inc., 4.45%, 6/15/29,
Callable 3/15/29 @ 100.00(a)(d)	70,000	71,765
Occidental Petroleum Corp.,
2.70%, 8/15/22	57,000	49,590
Occidental Petroleum Corp.,
3.40%, 4/15/26, Callable 1/15/26
@ 100.00(a)	84,000	60,060
Occidental Petroleum Corp.,
3.50%, 8/15/29, Callable 5/15/29
@ 100.00(a)	42,000	29,408
Occidental Petroleum Corp.,
4.20%, 3/15/48, Callable 9/15/47
@ 100.00(a)	61,000	36,448
Occidental Petroleum Corp.,
6.20%, 3/15/40	125,000	89,375
Olin Corp., 5.00%, 2/1/30, Callable
2/1/24 @ 102.50(a)	250,000	218,300
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(d)	50,000	50,500
Owens-Brockway Glass Container, Inc.,
6.38%, 8/15/25(d)	226,000	229,390
Packaging Corp. of America,
3.00%, 12/15/29, Callable 9/15/29
@ 100.00(a)	35,000	36,206

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued
	Principal
	Amount ($)	Value ($)
United States — continued
Panther BF Aggregator 2 LP,
6.25%, 5/15/26, Callable 5/15/22
@ 103.13(a)(d)	94,000	94,263
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)	38,000	29,165
PBF Logistics LP, 6.00%, 2/15/28,
Callable 2/15/23 @ 103.00(a)(d)	178,000	126,718
Peabody Finance Corp., 6.00%,
3/31/22, Callable 6/5/20
@ 101.50(a)(d)	150,000	111,000
Performance Food Group, Inc.,
5.50%, 10/15/27, Callable 10/15/22
@ 102.75(a)(d)	36,000	34,201
PetSmart, Inc., 5.88%, 6/1/25, Callable
6/5/20 @ 102.94(a)(d)	150,000	151,125
Phillips 66, 3.70%, 4/6/23	250,000	259,612
Phillips 66, 3.85%, 4/9/25, Callable
3/9/25 @ 100.00(a)	200,000	209,593
Plains All American Pipeline LP, 6.12%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)	9,000	6,033
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20
@ 103.13(a)(d)	159,000	141,955
PPL Capital Funding, Inc.,
4.00%, 9/15/47, Callable 3/15/47
@ 100.00(a)	50,000	52,835
Prime Security Services Borrower
LLC/Prime Finance, Inc., 5.25%,
4/15/24(d)	157,000	153,811
Prime Security Services Borrower LLC/
Prime Finance, Inc., 6.25%, 1/15/28,
Callable 1/15/23 @ 103.13(a)(d)	53,000	47,568
Prudential Financial, Inc., 5.37%
(US0003M + 303 bps), 5/15/45,
Callable 5/15/25 @ 100.00(a)(c)	300,000	304,018
PTC, Inc., 4.00%, 2/15/28, Callable
2/15/23 @ 102.00(a)(d)	39,000	38,220
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)	166,000	176,583
Rayonier AM Products, Inc.,
5.50%, 6/1/24, Callable 6/5/20
@ 101.83(a)(d)	124,000	65,974
Refinitiv US Holdings, Inc.,
6.25%, 5/15/26, Callable 11/15/21
@ 103.13(a)(d)	136,000	144,956
Refinitiv US Holdings, Inc.,
8.25%, 11/15/26, Callable 11/15/21
@ 104.13(a)(d)	204,000	221,340
Rockies Express Pipeline LLC,
4.95%, 7/15/29, Callable 4/15/29
@ 100.00(a)(d)	70,000	62,300
Sabra Health Care LP/Sabra Capital
Corp., 4.80%, 6/1/24, Callable 5/1/24
@ 100.00(a)	50,000	48,308
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 6/5/20 @ 102.63(a)(d)	32,000	29,600
Santander Holdings USA, Inc.,
3.50%, 6/7/24, Callable 5/7/24
@ 100.00(a)	225,000	227,510
SBA Communications Corp.,
4.88%, 9/1/24, Callable 6/5/20
@ 103.66(a)	20,000	20,691
Scientific Games International, Inc.,
5.00%, 10/15/25, Callable 10/15/20
@ 103.75(a)(d)	150,000	130,995
Select Medical Corp., 6.25%, 8/15/26,
Callable 8/15/22 @ 103.13(a)(d)	178,000	169,989
Senior Housing Properties Trust,
4.75%, 2/15/28, Callable 8/15/27
@ 100.00(a)	230,000	197,006
Service Corp. International,
4.63%, 12/15/27, Callable 12/15/22
@ 102.31(a)	65,000	66,444
Service Corp. International,
5.13%, 6/1/29, Callable 6/1/24
@ 102.56(a)	55,000	57,200
Sinclair Television Group, Inc.,
5.50%, 3/1/30, Callable 12/1/24
@ 102.75(a)(d)	131,000	108,730
SM Energy Co., 5.63%, 6/1/25,
Callable 6/5/20 @ 102.81(a)	136,000	38,080
Sprint Corp., 7.88%, 9/15/23	90,000	101,232
Sprint Spectrum Co. LLC/Sprint
Spectrum Co. II LLC, 4.74%,
3/20/25(d)	300,000	315,750
Steel Dynamics, Inc., 3.45%, 4/15/30,
Callable 1/15/30 @ 100.00(a)	55,000	52,132
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47
@ 100.00(a)	40,000	36,127
Sunoco LP/Sunoco Finance Corp.,
6.00%, 4/15/27, Callable 4/15/22
@ 103.00(a)	17,000	16,575
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00(a)	30,000	27,833
Talen Energy Supply LLC,
6.63%, 1/15/28, Callable 1/15/23
@ 103.31(a)(d)	55,000	51,744
Targa Resources Partners LP,
5.00%, 1/15/28, Callable 1/15/23
@ 102.50(a)	15,000	12,764
Targa Resources Partners LP,
5.25%, 5/1/23, Callable 6/5/20
@ 100.88(a)	30,000	28,338
TEGNA, Inc., 5.00%, 9/15/29, Callable
9/15/24 @ 102.50(a)(d)	125,000	111,742
Tenet Healthcare Corp., 5.13%, 11/1/27,
Callable 11/1/22 @ 102.56(a)(d)	94,000	92,825
The Goldman Sachs Group, Inc., 4.22%
(US0003M + 130 bps), 5/1/29,
Callable 5/1/28 @ 100.00(a)(c)	40,000	44,319
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR 100,000	114,153
Time Warner Cable, Inc.,
4.50%, 9/15/42, Callable 3/15/42
@ 100.00(a)	100,000	105,748
Tronox, Inc., 6.50%, 5/1/25, Callable
5/1/22 @ 103.25(a)(d)	30,000	30,113

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Corporate Bonds, continued
	Principal
	Amount ($)	Value ($)
United States — continued
Truck Hero, Inc., 8.50%, 4/21/24,
Callable 4/30/21 @ 104.25(a)(d)	143,000	118,647
Vistra Operations Co. LLC,
5.00%, 7/31/27, Callable 7/31/22
@ 102.50(a)(d)	105,000	107,090
Warrior Met Coal, Inc., 8.00%,
11/1/24, Callable 11/1/20
@ 104.00(a)(d)	216,000	202,499
Western Midstream Operating LP,
3.10%, 2/1/25, Callable 1/1/25
@ 100.00(a)	500,000	456,249
Wolverine Escrow LLC, 8.50%,
11/15/24, Callable 11/15/21
@ 106.38(a)(d)	96,000	67,440
Wolverine Escrow LLC, 9.00%,
11/15/26, Callable 11/15/22
@ 106.75(a)(d)	133,000	92,209
WPX Energy, Inc., 5.25%,
10/15/27, Callable 10/15/22
@ 102.63(a)	98,000	85,260
WRK Co., Inc., 3.90%, 6/1/28,
Callable 3/1/28 @ 100.00(a)	70,000	75,126
WRK Co., Inc., 4.65%, 3/15/26,
Callable 1/15/26 @ 100.00(a)	50,000	55,599
Wyndham Destinations, Inc.,
4.63%, 3/1/30, Callable 12/1/29
@ 100.00(a)(d)	125,000	106,250
Yum! Brands, Inc., 4.75%,
1/15/30, Callable 10/15/29
@ 100.00(a)(d)	73,000	74,460
Yum! Brands, Inc., 7.75%, 4/1/25,
Callable 4/1/22 @ 103.88(a)(d)	24,000	26,163
Zayo Group Holdings, Inc.,
4.00%, 3/1/27, Callable 3/1/21
@ 102.00(a)(d)	30,000	29,095
		19,958,115

TOTAL CORPORATE BONDS
(COST $20,829,242)		19,958,115

Investment Companies — 7.4%

	Shares
Northern Institutional Government
Assets Portfolio, Institutional Shares,
0.40%(f)	2,132,522	2,132,522

TOTAL INVESTMENT COMPANIES
(COST $2,132,522)		2,132,522

TOTAL INVESTMENTS
IN SECURITIES
(COST $30,299,675) – 99.0%		28,514,885

Other Assets (Liabilities) – 1.0%		300,361

NET ASSETS – 100%		$28,815,246
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)

Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2020. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e)	Defaulted security.
(f)	The rate represents the annualized 7-day yield that was in effect on April 30, 2020.
NM— Not meaningful, amount is less than 0.05%.
bps — Basis Points
EUR — Euro
EUR003M — 3 Month EUR LIBOR
EUSA12 — Euro 12 Year Swap Rate
H15T5Y — 5 Year Treasury Constant Maturity Rate
MTN — Medium Term Note
SOFR — Secured Overnight Financing Rate
ULC — Unlimited Liability Co.
US0003M — 3 Month US Dollar LIBOR

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of April 30, 2020:

Percentage of Net Assets
Industry	at Value (%)*
Oil, Gas & Consumable Fuels	14.8
Consumer Finance	8.1
Banks	7.9
Investment Companies	7.4
Containers & Packaging	5.6
Metals & Mining	4.4
Hotels, Restaurants & Leisure	4.1
Equity Real Estate Investment Trusts	3.6
Semiconductors & Semiconductor
Equipment	3.5
Media	3.0
Wireless Telecommunication Services	2.2
Capital Markets	2.1
Sovereign Bond	2.0
Health Care Providers & Services	2.0
Technology Hardware, Storage &
Peripherals	1.9
Electric Utilities	1.9
Machinery	1.8
Chemicals	1.8
IT Services	1.7
Specialty Retail	1.6
Diversified Financial Services	1.6
Trading Companies & Distributors	1.3
Aerospace & Defense	1.3
Auto Components	1.2
Paper & Forest Products	1.1
Insurance	1.1
Thrifts & Mortgage Finance	0.9
Independent Power and Renewable
Electricity Producers	0.8
Commercial Services & Supplies	0.8
Industrial Conglomerates	0.7
Food Products	0.7
Electronic Equipment, Instruments &
Components	0.7
Diversified Telecommunication
Services	0.7
Household Durables	0.6
Building Products	0.6
Interactive Media & Services	0.6
Life Sciences Tools & Services	0.5
Pharmaceuticals	0.5
Diversified Consumer Services	0.4
Communications Equipment	0.4
Airlines	0.3
Automobiles	0.3
Software	0.2
Food & Staples Retailing	0.1
Household Products	0.1
Energy Equipment & Services	0.1
Total	99.0
*

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities. The above table depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Schedule of Portfolio Investments.

See notes to financial statements.	HSBC FAMILY OF FUNDS 23

HSBC STRATEGIC INCOME FUND
Schedule of Portfolio Investments—as of April 30, 2020 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of		Description and amount of			Settlement	(Depreciation)
currency to be purchased		currency to be sold		Counterparty	Date	($)
U.S. Dollar	1,285,109	European Euro	1,162,994	Morgan Stanley	5/5/20	10,696
U.S. Dollar	1,265,016	European Euro	1,162,994	Morgan Stanley	6/2/20	(10,085)
						611

			Total unrealized appreciation			$10,696
			Total unrealized depreciation			(10,085)
			Total net unrealized appreciation/(depreciation)			$611

24 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of April 30, 2020 (Unaudited)

		HSBC
	HSBC	Strategic
	High Yield	Income
	Fund	Fund
Assets:
Investment in securities, at value	$30,187,508	$28,514,885
Foreign currency, at value	181,768	26,898
Cash held as collateral at brokers for centrally cleared swaps	178	1
Unrealized appreciation on forward foreign currency exchange contracts	6,986	10,696
Interest and dividends receivable	520,072	391,640
Receivable for investments sold	188,859	112,405
Receivable from Investment Adviser	29,790	27,324
Prepaid expenses and other assets	23,317	23,190
Total Assets	31,138,478	29,107,039
Liabilities:
Distributions payable	18,660	16,580
Unrealized depreciation on forward foreign currency exchange contracts	7,131	10,085
Payable for investments purchased	412,659	129,000
Payable for capital shares redeemed	253	101
Accrued expenses and other payables:
Administration	903	849
Shareholder Servicing	590	14
Compliance Services	3,161	3,161
Accounting	8,467	10,192
Custodian	887	795
Printing	10,193	9,769
Professional	104,925	104,762
Transfer Agent	1,231	969
Trustee	4,360	4,359
Other	—	1,157
Total Liabilities	573,420	291,793
Net Assets	$30,565,058	$28,815,246
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 25

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities – as of April 30, 2020 (Unaudited) (continued)

		HSBC
	HSBC	Strategic
	High Yield	Income
	Fund	Fund
Composition of Net Assets:
Paid in capital	$34,035,562	$29,683,589
Total distributable earnings/(loss)	(3,470,504)	(868,343)
Net Assets	$30,565,058	$28,815,246

Net Assets:
Class A Shares	$3,176,591	$158,322
Class I Shares	27,388,467	28,656,924
Total	$30,565,058	$28,815,246
Shares Outstanding:
($ 0.001 par value, unlimited number of shares authorized):
Class A Shares	358,184	16,409
Class I Shares	3,076,518	2,949,768
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$8.87	$9.65
Class I Shares	$8.90	$9.71
Maximum Sales Charge:
Class A Shares	3.75%	3.75%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$9.22	$10.03
Investments in securities, at cost	$32,764,581	$30,299,675
Foreign currency, at cost	$181,119	$26,733

26 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations – For the six months ended April 30, 2020 (Unaudited)

		HSBC
	HSBC	Strategic
	High Yield	Income
	Fund	Fund
Investment Income:
Interest	$917,733	$763,046
Dividends	43,185	8,581
Total Investment Income	960,918	771,627
Expenses:
Investment Management	104,344	95,835
Operational Support:
Class A Shares	1,666	142
Administration:
Class A Shares	608	53
Class I Shares	5,255	5,331
Shareholder Servicing:
Class A Shares	3,997	214
Accounting	38,185	41,322
Compliance Services	19,510	19,510
Custodian	3,083	5,352
Printing	11,240	9,810
Professional	106,382	106,113
Transfer Agent	7,836	6,660
Trustee	52,808	52,808
Registration fees	16,762	16,760
Other	14,566	15,524
Total expenses before fee and expense reductions	386,242	375,434
Fees contractually reduced/reimbursed by Investment Adviser	(292,241)	(271,846)
Net Expenses	94,001	103,588

Net Investment Income	866,917	668,039

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities and
foreign currency translations	(198,536)	174,942
Net realized gains/(losses) from forward foreign currency exchange contracts	1,218	(3,296)
Net realized gains/(losses) from swap agreements	53,969	696,837
Change in unrealized appreciation/depreciation on investments in
securities and foreign currency translations	(2,920,197)	(2,401,812)
Change in unrealized appreciation/depreciation on forward foreign
currency contracts	17,529	32,397
Change in unrealized appreciation/depreciation on swap agreements	—	27,769
Net realized/unrealized gains/(losses) on investments	(3,046,017)	(1,473,163)
Change in Net Assets Resulting from Operations	$(2,179,100)	$(805,124)
____________________

Amounts designated as “—” are $ 0.00 or have been rounded to $ 0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 27

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

			HSBC Strategic
	HSBC High Yield Fund		Income Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2020	2019	2020	2019
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$866,917	$1,545,969	$668,039	$1,162,326
Net realized gains/(losses) from investments	(143,349)	(236,596)	868,483	593,086
Change in unrealized appreciation/depreciation on investments	(2,902,668)	1,083,478	(2,341,646)	1,015,519
Change in net assets resulting from operations	(2,179,100)	2,392,851	(805,124)	2,770,931

Distributions to shareholders:
Class A Shares	(89,436)	(167,218)	(8,132)	(8,530)
Class I Shares	(815,094)	(1,836,512)	(898,686)	(1,733,815)

Tax return of capital:
Class A Shares	—	(7,784)	—	—
Class I Shares	—	(85,484)	—	—
Change in net assets resulting from distributions to shareholders	(904,530)	(2,096,998)	(906,818)	(1,742,345)
Change in net assets resulting from capital transactions	951,967	2,284,750	693,998	1,546,304
Change in net assets	(2,131,663)	2,580,603	(1,017,944)	2,574,890

Net Assets:
Beginning of period	32,696,721	30,116,118	29,833,190	27,258,300
End of period	$30,565,058	$32,696,721	$28,815,246	$29,833,190
____________________

Amounts designated as “—” are $ 0.00 or have been rounded to $ 0.00.

28 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

			HSBC Strategic
	HSBC High Yield Fund		Income Fund
	Six Months	For the	Six Months	For the
	Ended	year ended	Ended	year ended
	April 30,	October 31,	April 30,	October 31,
	2020	2019	2020	2019
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$323,473	$841,156	$195,700	$157,133
Dividends reinvested	89,002	171,883	7,750	6,970
Value of shares redeemed	(159,526)	(186,338)	(277,007)	(1,350)
Class A Shares capital transactions	252,949	826,701	(73,557)	162,753

Class I Shares:
Proceeds from shares issued	—	—	—	56,120
Dividends reinvested	699,018	1,458,049	797,410	1,327,431
Value of shares redeemed	—	—	(29,855)	—
Class I Shares capital transactions	699,018	1,458,049	767,555	1,383,551
Change in net assets resulting from capital transactions	$951,967	$2,284,750	$693,998	$1,546,304

SHARE TRANSACTIONS:
Class A Shares:
Issued	32,818	86,335	19,237	15,353
Reinvested	9,444	17,866	766	699
Redeemed	(16,997)	(19,146)	(31,477)	(133)
Change in Class A Shares	25,265	85,055	(11,474)	15,919

Class I Shares:
Issued	—	—	—	5,450
Reinvested	73,907	151,401	78,945	133,096
Redeemed	—	—	(3,146)	—
Change in Class I Shares	73,907	151,401	75,799	138,546
____________________

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 29

HSBC HIGH YIELD FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions							Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Return of Capital	Total Distributions	Net Asset Value, End of Period		Total Return (b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2020 (Unaudited)	$9.77	$0.24	$(0.89)	$(0.65)	$(0.25)	$—	$—	$(0.25)	$8.87		(6.75)%	$3,177	0.90%	5.09%	2.71%	40%
Year Ended October 31, 2019	9.69	0.45	0.26	0.71	(0.60)	—	(0.03)	(0.63)	9.77		7.59%	3,253	1.12%	4.63%	2.55%	76	%(e)
Year Ended October 31, 2018	10.24	0.42	(0.50)	(0.08)	(0.47)	—	—	(0.47)	9.69		(0.84)%	2,402	1.15%	4.24%	2.57%	50%
Year Ended October 31, 2017	9.97	0.42	0.30	0.72	(0.45)	—	—	(0.45)	10.24		7.45%	2,049	1.15%	4.15%	1.81%	42%
Year Ended October 31, 2016	9.67	0.41	0.28	0.69	(0.39)	—	—	(0.39)	9.97		7.37%	558	1.15%	4.27%	1.72%	50%
Period Ended
October 31, 2015(f)	10.00	0.12	(0.34)	(0.22)	(0.11)	—	—	(0.11)	9.67		(2.23)%	140	1.15%	4.13%	1.93%	31%

CLASS I SHARES
Six Months Ended
April 30, 2020 (Unaudited)	9.81	0.26	(0.90)	(0.64)	(0.27)	—	—	(0.27)	8.90		(6.67)%	27,388	0.55%	5.44%	2.37%	40%
Year Ended October 31, 2019	9.72	0.48	0.27	0.75	(0.63)	—	(0.03)	(0.66)	9.81		8.03%	29,444	0.78%	4.98%	2.22%	76	%(e)
Year Ended October 31, 2018	10.26	0.46	(0.50)	(0.04)	(0.50)	—	—	(0.50)	9.72		(0.41)%	27,714	0.80%	4.59%	2.22%	50%
Year Ended October 31, 2017	9.98	0.45	0.31	0.76	(0.48)	—	—	(0.48)	10.26		7.84%	28,040	0.80%	4.50%	1.48%	42%
Year Ended October 31, 2016	9.68	0.45	0.26	0.71	(0.41)	—	—	(0.41)	9.98	(g)	7.68%	26,168	0.80%	4.64%	1.59%	50%
Period Ended
October 31, 2015(f)	10.00	0.13	(0.34)	(0.21)	(0.11)	—	—	(0.11)	9.68		(2.15)%	24,378	0.80%	4.45%	1.64%	31%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Portfolio turnover increased significantly during the year due to change in investment strategy of the Fund.
(f)	Commencement of operations on July 14, 2015.
(g)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

30	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC STRATEGIC INCOME FUND
Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)(c)	Portfolio Turnover (b)(d)
CLASS A SHARES
Six Months Ended
April 30, 2020 (Unaudited)	$10.22	$0.21	$(0.48)	$(0.27)	$(0.22)	$(0.08)	$(0.30)	$9.65	(2.78)%	$158	1.05%	4.15%	2.79%	34%
Year Ended October 31, 2019	9.88	0.37	0.57	0.94	(0.60)	—	(0.60)	10.22	9.83%	285	1.13%	3.72%	2.58%	104	%(e)
Year Ended October 31, 2018	10.45	0.30	(0.55)	(0.25)	(0.32)	—	(0.32)	9.88	(2.39)%	118	1.15%	2.94%	2.61%	51%
Year Ended October 31, 2017	10.24	0.29	0.23	0.52	(0.31)	—	(0.31)	10.45	5.24%	292	1.15%	2.86%	1.81%	44%
Year Ended October 31, 2016	9.83	0.30	0.38	0.68	(0.27)	—	(0.27)	10.24	7.04%	107	1.15%	2.99%	1.71%	47%
Period Ended October 31, 2015(f)	10.00	0.09	(0.18)	(0.09)	(0.08)	—	(0.08)	9.83	(0.93)%	99	1.15%	2.89%	1.89%	24%

CLASS I SHARES
Six Months Ended
April 30, 2020 (Unaudited)	10.28	0.23	(0.49)	(0.26)	(0.23)	(0.08)	(0.31)	9.71	(2.61)%	28,657	0.70%	4.54%	2.55%	34%
Year Ended October 31, 2019	9.92	0.41	0.57	0.98	(0.62)	—	(0.62)	10.28	10.24%	29,548	0.79%	4.08%	2.41%	104	%(e)
Year Ended October 31, 2018	10.49	0.34	(0.56)	(0.22)	(0.35)	—	(0.35)	9.92	(2.12)%	27,140	0.80%	3.32%	2.44%	51%
Year Ended October 31, 2017	10.26	0.33	0.23	0.56	(0.33)	—	(0.33)	10.49	5.62%	27,876	0.80%	3.21%	1.58%	44%
Year Ended October 31, 2016	9.83	0.33	0.39	0.72	(0.29)	—	(0.29)	10.26	7.43%	26,505	0.80%	3.34%	1.61%	47%
Period Ended October 31, 2015(f)	10.00	0.10	(0.18)	(0.08)	(0.09)	—	(0.09)	9.83	(0.84)%	24,696	0.80%	3.24%	1.61%	24%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Portfolio turnover increased significantly during the year due to change in investment strategy of the Fund.
(f)	Commencement of operations on July 14, 2015.
Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2020, the Trust is composed of 7 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC High Yield Fund	High Yield Fund

HSBC Strategic Income Fund	Strategic Income Fund

Financial statements for all other funds of the Trust are published separately. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The share classes offered by each Fund and the maximum sales charge for Class A Shares are summarized in the following table.

	Share	Class A Shares
Fund	Classes Offered	Maximum Sales Charge
High Yield Fund	A, I	3.75%
Strategic Income Fund	A, I	3.75%

Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Funds have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased by $51,510 for High Yield Fund. The adoption did not have a significant impact on the amortized cost of investments for Strategic Income Fund. The adoption had no impact on the Funds’ net assets or overall results from operations.

32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Restricted Securities and Illiquid Investments:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4) under the Funds’ liquidity risk management program, as approved by the Board of Trustees (the “Board”). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as to resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Participation Notes and Participatory Notes:

The Funds may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Fund may enter into forward foreign currency exchange contracts. The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. Forward foreign currency exchange contracts may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2020, the Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes. The notional amount of forward foreign currency exchange contracts outstanding as of April 30, 2020 and the monthly average notional amount for these contracts during the six-month period ended April 30, 2020 were as follows:

	Outstanding		Monthly Average
	Notional Amount ($)		Notional Amount ($)
	Long	Short	Long		Short
Forward Foreign Currency
Exchange Contracts:
High Yield Fund	—	(1,753,615)	—		(1,623,868)
Strategic Income Fund	—	(2,550,125)	216,192	(a)	(2,475,290)
____________________
(a)	For the period November 1, 2019 to December 31, 2019.

Swap Agreements:

The Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swaps”). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term ‘specified’ index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

34	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

The Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized or accreted to gains or losses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in “unrealized appreciation or depreciation on swap agreements”. Daily changes in valuation of centrally cleared swaps, if any, are recorded as “variation margin on swap agreements”. Net periodic payments received or paid by the Funds are recorded as “realized gains or losses on swap agreements”. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Fund. Swap agreements may involve credit or market risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

HSBC FAMILY OF FUNDS     35

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

During the six-month period ended April 30, 2020, the Funds entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk. As of April 30, 2020, the Funds did not hold any swap agreements. The monthly average notional amount for the agreements during the six-month period ended April 30, 2020 were as follows:

Monthly Average Notional Amount ($)
	Buy Protection	Sell Protection
Credit Default Swap Agreements:
High Yield Fund	238,140 (a)	—
Strategic Income Fund	11,816,950 (b)	—
____________________
(a)	For the period March 1, 2020 to March 31, 2020.
(b)	For the period November 1, 2019 to March 31, 2020.

Summary of Derivative Instruments:

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of April 30, 2020:

	Assets		Liabilities
Fund	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ($)	Swap Agreements at Value ($)*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ($)	Swap Agreements at Value ($)*
Foreign Exchange Rate Risk Exposure:
High Yield Fund	6,986	—	7,131	—
Strategic Income Fund	10,696	—	10,085	—
____________________
*	Total fair value is presented by Primary Risk Exposure. For forward foreign currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). Centrally cleared swaps are reported at value, which includes movements of variation margin. The Statements of Assets and Liabilities only reflect the current day variation margin.

36     HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six-month period ended April 30, 2020:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) from Forward Foreign Currency Exchange Contracts ($)	Net Realized Gains (Losses) from Swap Agreements ($)
Foreign Exchange Rate Risk Exposure:
High Yield Fund	1,218	—
Strategic Income Fund	(3,296)	—

Credit Contracts Risk Exposure:
High Yield Fund	—	53,969
Strategic Income Fund	—	696,837

	Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Change in Unrealized Appreciation/ Depreciation on Forward Foreign Currency Exchange Contracts ($)	Change in Unrealized Appreciation/ Depreciation on Swap Agreements ($)
Foreign Exchange Rate Risk Exposure:
High Yield Fund	17,529	—
Strategic Income Fund	32,397	—

Credit Contracts Risk Exposure:
Strategic Income Fund	—	27,769

The Funds are generally subject to master netting arrangements that allow for amounts owed between each Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting arrangements do not apply to amounts owed to/from different counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to legally enforceable master netting arrangements in the Statements of Assets and Liabilities. The tables below present the gross and net amounts of the assets and liabilities with any offsets to reflect the Funds’ ability to reflect the master netting arrangements at April 30, 2020 in the Statements of Assets and Liabilities.

HSBC FAMILY OF FUNDS     37

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

As of April 30, 2020, each Fund’s derivative assets and liabilities by type are as follows:

	High Yield Fund		Strategic Income Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency contracts	$6,986	$7,131	$10,696	$10,085
Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,986	7,131	10,696	10,085
Derivative asset and liabilities not subject to a master netting agreement or similar agreement (“MNA”)	—	—	—	—
Total assets and liabilities subject to a MNA	$6,986	$7,131	$10,696	$10,085

The following table represents each Fund’s derivative assets by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral received by each Fund as of April 30, 2020:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
High Yield Fund:
Morgan Stanley	$6,986	$(6,986)	$—	$—	$—
Total	$6,986	$(6,986)	$—	$—	$—
Strategic Income Fund:
Morgan Stanley	$10,696	$(10,085)	$—	$—	$611
Total	$10,696	$(10,085)	$—	$—	$611
____________________
(a)	The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

The following table represents each Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral pledged by each Fund as of April 30, 2020:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
High Yield Fund:
Morgan Stanley	$7,131	$(6,986)	$—	$—	$145
Total	$7,131	$(6,986)	$—	$—	$145
Strategic Income Fund:
Morgan Stanley	$10,085	$(10,085)	$—	$—	$—
Total	$10,085	$(10,085)	$—	$—	$—
____________________
(a)	The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Pursuant to each Fund’s ISDA Master Agreement for trading over-the-counter derivatives (“ISDA”), each Fund must notify counterparties if its net asset value (“NAV”) declines below a predetermined level over specified periods. In the event a Fund’s NAV declines below one of the predetermined levels, the decline may trigger an Additional Termination Event under the ISDA (“NAV Decline Trigger Event”) whereby each counterparty would have the right to declare an Early Termination Date, terminate the ISDA, and close-out all outstanding derivatives positions according to the close-out procedures of the ISDA. Pursuant to the terms

38     HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

of the ISDA, following a NAV Decline Trigger Event, counterparties may agree to waive their right to declare an Early Termination Date and thereby waive their right to terminate the ISDA and close-out any outstanding derivatives positions.

In addition to the provisions relating to Additional Termination Events, under the terms of the Credit Support Annex to the ISDA, parties to an ISDA are required to post collateral to the other party if any of their derivatives positions are in a position of net liability. If either party fails to post required collateral and such failure is not remedied following subsequent notice, the failure to post collateral may be an Additional Termination Event and the other party may declare an Early Termination Event, terminate the ISDA, and close out any outstanding derivatives position. As of April 30, 2020, for derivatives positions where the Funds were in a position of net liability, the balance of any collateral posted is included in the Statements of Assets and Liabilities.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each fund, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

HSBC FAMILY OF FUNDS     39

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield, quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data (“matrix valuations”), without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other mutual funds and exchange-traded funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and certain options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of April 30, 2020 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of country descriptions is disclosed in the Schedule of Portfolio Investments for each Fund.

40	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
High Yield Fund
Investment Securities:
Foreign Bonds	—	271,116	—	271,116
Yankee Dollars	—	5,122,734	—	5,122,734
Corporate Bonds	—	21,764,990	—	21,764,990
Exchange Traded Funds	1,409,060	—	—	1,409,060
Investment Company	1,619,608	—	—	1,619,608
Total Investment Securities	3,028,668	27,158,840	—	30,187,508
Other Financial Instruments: (a)
Forward Foreign Currency Contracts	—	(145)	—	(145)
Total Investments	3,028,668	27,158,695	—	30,187,363

Strategic Income Fund
Investment Securities:
Foreign Bonds	—	906,586	—	906,586
Yankee Dollars	—	5,517,662	—	5,517,662
Corporate Bonds	—	19,958,115	—	19,958,115
Investment Company	2,132,522	—	—	2,132,522
Total Investment Securities	2,132,522	26,382,363	—	28,514,885
Other Financial Instruments: (a)
Forward Foreign Currency Contracts	—	611	—	611
Total Investments	2,132,522	26,382,974	—	28,515,496

(a)	Other financial instruments would include derivative instruments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at annual rate of:

Fund	Fee Rate(%)
High Yield Fund	0.65
Strategic Income Fund	0.65

HSBC Global Asset Management (UK) Limited (“AMEU”) may serve as the investment sub-adviser of the Strategic Income Fund. During the six-month period ended April 30, 2020, AMEU did not provide subadvisory services to the Fund.

HSBC also provides support services to the Funds pursuant to a Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares of each of the Funds, at an annual rate of 0.10%. HSBC is not entitled to a support services fee for Class I Shares.

HSBC FAMILY OF FUNDS	41

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Services Agreement, HSBC receives from the Funds (as well as other funds in the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $ 50 billion	0.0265
In excess of $ 50 billion	0.0245

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trust. For the six-month period ended April 30, 2020, the effective annualized rate was 0.035%, prior to any fee waivers or expense reimbursements, based on the average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust, subject to certain allocations in cases where one fund invests some or all of its assets in another fund.

Pursuant to a Sub-Administration Services Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trust’s Sub-Administrator. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth below:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $ 50 billion	0.0065
In excess of $ 50 billion	0.0045

Under a Services Agreement between the Trust and Citi (the “Services Agreement”), Citi makes an individual available to serve as the Trust’s Chief Compliance Officer (the “CCO”). Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program, including support services to the CCO. For the services provided under the Services Agreement, the Trust paid Citi $156,958 for the six-month period ended April 30, 2020, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

In addition, Citi provides fund accounting services for each Fund under the Services Agreement. As fund accountant, Citi receives an annual fee per Fund and share class, subject to certain minimums and reimbursements of certain expenses. Citi receives additional fees paid by the Trust for regulatory administration services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”), serves the Trust as Distributor. For the six-month period ended April 30, 2020, Foreside received $249 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares of the Funds.

42	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

DST Asset Manager Solutions, Inc. (“DST”) provides transfer agency services for each Fund. As transfer agent, DST receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special in-person, and telephonic meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2021, the total annual expenses of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies, as applicable. The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Contractual
Fund	Class	Expense Limitations(%)
High Yield Fund	A	0.90
High Yield Fund	I	0.55
Strategic Income Fund	A	1.05
Strategic Income Fund	I	0.70

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2020, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2020, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	2023($)	2022($)	2021($)	2020($)	Total($)
High Yield Fund	292,241	450,112	428,942	192,107	1,363,402
Strategic Income Fund	271,846	461,092	454,308	207,463	1,394,709

Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/ reimbursed by the Investment Adviser, Administrator and Citi as Sub-Administrator are reported separately on the Statements of Operations, as applicable.

HSBC FAMILY OF FUNDS	43

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Other:

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the six-month period ended April 30, 2020, the Funds purchased the following amounts of such securities:

Purchases ($)
High Yield Fund	1,400,000
Strategic Income Fund	2,706,000

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2020, there were no brokerage commissions paid to broker-dealers affiliated with the Adviser.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the six-month period ended April 30, 2020 were as follows:

	Purchases($)	Sales($)
High Yield Fund	12,752,393	12,104,670
Strategic Income Fund	9,480,732	8,711,504

For the six-month period ended April 30, 2020, purchases and sales of long-term U.S. government securities were as follows:

	Purchases($)	Sales($)
Strategic Income Fund	67,110	1,103,167

6. Investment Risks:

Debt Instruments Risk: The risks of investing in debt instruments include:

Credit Risk: The Funds could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment. This risk is greater for lower-quality bonds than for bonds that are investment grade.

High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity due to such factors as specific issuer developments and interest rate sensitivity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments.

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may negatively affect the ability of a Fund to pay redemption proceeds within the allowable time period.

44	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Derivatives Risk: The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Funds’ net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Funds will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Funds to the effects of leverage, which could increase the Funds’ exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Funds. The use of derivatives by the Funds to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Liquidity Risk: The Funds may hold illiquid investments by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. An investment may become illiquid after purchase. The Funds could lose money or dilute remaining investors’ interests if it is unable to dispose of an investment at a time that is most beneficial to the Funds. Investments that are illiquid, less liquid or that trade in lower volumes may be more difficult to value.

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

7. Federal Income Tax Information:

As of the tax year ended October 31, 2019, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
High Yield Fund	31,978,826	994,860	(700,128)	294,732
Strategic Income Fund	28,366,390	1,315,017	(715,913)	599,104
____________________

*

The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on derivatives.

The tax cost of investments generally includes the cost of securities and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/(depreciation) includes securities and derivatives that are not considered realized for tax purposes, as applicable.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2019, was as follows:

	Distributions paid from
				Total
	Ordinary	Total Taxable	Return of	Distributions
	Income ($)	Distributions ($)	Capital ($)	Paid ($)(1)
High Yield Fund	2,002,019	2,002,019	93,268	2,095,287
Strategic Income Fund	1,738,789	1,738,789	—	1,738,789
____________________

(1)	Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

HSBC FAMILY OF FUNDS	45

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

As of the tax year ended October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

		Undistributed			Accumulated	Unrealized	Total
	Undistributed	Long-Term			Capital and	Appreciation/	Accumulated
	Ordinary	Capital	Accumulated	Distributions	Other	(Depreciation)	Earnings/
	Income ($)	Gains ($)	Earnings ($)	Payable ($)*	Losses ($)	($)(1)	(Deficit) ($)
High Yield Fund	—	—	—	(20,038)	(662,561)	295,725	(386,874)
Strategic Income Fund	100,681	166,643	267,324	(17,008)	—	593,283	843,599
____________________

*	Distributions payable may differ from the amounts reported in the Statements of Assets and Liabilities because distributions payable on a tax basis include those dividends that will be reinvested.
(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on derivatives.

As of the tax year ended October 31, 2019, the High Yield Fund has net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
High Yield Fund	443,272	219,289	662,561

During the year ended October 31, 2019, the Strategic Income Fund utilized CLCFs as follows:

Total ($)
Strategic Income Fund	46,013

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2019, the Funds had no deferred losses.

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss, differing treatment on certain swap agreements, and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash losses and the realization for tax purposes of unrealized gains/losses on derivatives) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

8. Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

46	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2020 (Unaudited) (continued)

Number of
	shareholders with		Number of
	ownership of voting		shareholders with
	securities of the		ownership of voting
	Portfolio greater	Percentage	securities of the	Percentage
	than 10% and less	owned in	Portfolio greater	owned in
	than 25% of the total	aggregate by	than 25% of the total	aggregate by
	Portfolio’s outstanding	10%-25%	Portfolio’s outstanding	greater than 25%
	voting securities	shareholders (%)	voting securities	shareholders (%)
High Yield Fund	1	10	1	90 *
Strategic Income Fund	—	—	1	100 *
____________________

*	Owned by the Investment Adviser or an affiliate.

9. Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no adjustments or additional disclosures were required to the financial statements as of April 30, 2020.

HSBC FAMILY OF FUNDS	47

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 30, 2019 and December 10, 2019, the Independent Trustees met separately in executive sessions that were in person (the “Executive Sessions”) to consider the renewal of the: (i) Investment Advisory Contract and related Supplements (“Advisory Contracts”) between the Trust and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds. At the December 11, 2019 meeting of the Board, the Board unanimously voted to approve the continuation of the Agreements (the “December Meeting”).

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers, as available; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison to the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, including rulemaking initiatives of the U.S. Securities and Exchange Commission (“SEC”); and (x) other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 30, 2019 Meeting and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trust’s arrangements with the affiliated Sub-Adviser to the Trust, HSBC Global Asset Management (UK) Limited, (v) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s multi-manager function and the level of oversight services provided to the HSBC Opportunity Portfolio; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Independent Trustees, following the October 30, 2019 Executive Session.

48	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the in-person meeting held on December 11, 2019, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to implement rulemaking initiatives of the SEC, including most recently, the SEC’s liquidity risk management and data modernization rules and rule amendments; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, and in overseeing the Sub-Advisers’ compliance with the same.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, recent performance, recent performance as compared to the competitive peers of the HSBC Opportunity Portfolio, and Westfield’s efforts to obtain best execution.

In the context of the HSBC High Yield Fund and HSBC Strategic Income Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Board also considered each Fund’s current expense ratios compared to its peers, and the current asset size of each Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

HSBC FAMILY OF FUNDS	49

HSBC FAMILY OF FUNDS
Investment Adviser Contract Approval (Unaudited) (continued)

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the Sub-Advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the Meeting (including a separate unanimous vote of the Independent Trustees present in person at the Meeting) approved the continuation of each Agreement.

50     HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Operation and Implementation of the Liquidity Risk Management Program (Unaudited)

The HSBC Funds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program is designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the Liquidity Program as well as the designation of the Fund Liquidity Review Group, which consists of investment, operations, risk, and compliance representatives from HSBC Global Asset Management (USA), Inc., to administer the Liquidity Program, subject to the oversight of the Board. The Fund Liquidity Review Group may engage third parties to perform certain functions under the Liquidity Program.

On April 1, 2020, the Fund Liquidity Review Group provided to the Board its annual report on the Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”), reviewed the operation of the Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report addressed the key components of the Liquidity Program, including the periodic assessment of the Funds’ liquidity risk based on a number of factors (including a Fund’s investment strategy and liquidity of its portfolio investments), classification of portfolio investments into one of four liquidity categories, 15% limit on the Funds’ acquisition of illiquid investments, highly liquid investment minimum requirements, and processes related to in-kind redemptions. The Fund Liquidity Review Group also reported on certain material events that occurred after the Review Period.

As reflected in the Annual Liquidity Report, the Fund Liquidity Review Group concluded that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the Review Period.

HSBC FAMILY OF FUNDS     51

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2019 and held through the period ended April 30, 2020.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2020.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1)	Ending Account Value 4/30/20	Expenses Paid During Period(1)
High Yield Fund - Class A	0.90%	$1,000.00	$932.50	$4.32	$1,020.39	$4.52
High Yield Fund - Class I	0.55%	1,000.00	933.30	2.64	1,022.13	2.77
Strategic Income Fund - Class A	1.05%	1,000.00	972.20	5.15	1,019.64	5.27
Strategic Income Fund - Class I	0.70%	1,000.00	973.90	3.44	1,021.38	3.52
____________________
(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

52     HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS     53

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Strategic Income Fund
HSBC Global Asset Management (UK) Limited
78 St. James Street
London, United Kingdom, SW1A 1EJ

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients:
HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:

HSBC Funds
P.O. Box 8106
Boston, MA 02266-8106
1-800-782-8183

TRANSFER AGENT

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-FIF-0620	06/20

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC FUNDS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 16, 2020

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 16, 2020

By (Signature and Title)	/s/ Lauren T. Stuntebeck
Lauren T. Stuntebeck
Treasurer

Date	June 16, 2020